PENSION INVESTMENT OPTIONS
KEYNOTE SERIES ACCOUNT

                                                      CALVERT SERIES SUBACCOUNT

                                                      EQUITY GROWTH SUBACCOUNT

                                                      VALUE & INCOME SUBACCOUNT

                                                      BALANCED SUBACCOUNT

                                                      CORE BOND SUBACCOUNT

                                                      INTERMEDIATE GOVERNMENT
                                                      BOND SUBACCOUNT

                                                      MONEY MARKET SUBACCOUNT


SEMI-ANNUAL REPORT
JUNE 30, 2001

[THE MONY GROUP LOGO]

THIS REPORT IS NOT TO BE CONSTRUED AS AN OFFERING FOR SALE OF ANY CONTRACTS PARTICIPATING IN THE KEYNOTE SERIES ACCOUNT, OR AS A SOLICITATION AS AN OFFER TO BUY ANY CONTRACTS UNLESS PRECEDED BY OR ACCOMPANIED BY A CURRENT PROSPECTUS WHICH CONTAINS THE COMPLETE INFORMATION OF CHARGES AND EXPENSES.

                             KEYNOTE SERIES ACCOUNT
                               TABLE OF CONTENTS

                                                              PAGE
Statements of Assets and Liabilities........................    1
Statements of Operations....................................    2
Statements of Changes in Net Assets.........................    3
Statements of Changes in Net Assets -- December 31, 2000....    4
Notes to Financial Statements...............................    5
DIVERSIFIED INVESTORS PORTFOLIOS:
Economic Market Review......................................    8
Statements of Assets and Liabilities........................   14
Statements of Operations....................................   16
Statements of Changes in Net Assets.........................   18
Statements of Changes in Net Assets -- December 31, 2000....   20
PORTFOLIO OF INVESTMENTS:
Money Market Portfolio......................................   22
High Quality Bond Portfolio.................................   24
Intermediate Government Bond Portfolio......................   28
Core Bond Portfolio.........................................   31
Balanced Portfolio..........................................   36
Value & Income Portfolio....................................   48
Growth & Income Portfolio...................................   53
Equity Growth Portfolio.....................................   56
Mid-Cap Value Portfolio.....................................   60
Mid-Cap Growth Portfolio....................................   62
Special Equity Portfolio....................................   65
Aggressive Equity Portfolio.................................   72
High Yield Bond Portfolio...................................   74
International Equity Portfolio..............................   79
Notes to Financial Statements...............................   85
CALVERT SOCIAL BALANCED PORTFOLIO SEMI-ANNUAL REPORT........   97

                      (This page intentionally left blank)

                             KEYNOTE SERIES ACCOUNT

                      STATEMENTS OF ASSETS AND LIABILITIES

                                 JUNE 30, 2001
                                  (UNAUDITED)

                                         INTERMEDIATE
                              MONEY       GOVERNMENT       CORE                    VALUE &       EQUITY
                              MARKET         BOND          BOND       BALANCED      INCOME       GROWTH      CALVERT
                            SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                            ----------   ------------   ----------   ----------   ----------   ----------   ----------
ASSETS:
Investment in the Funds,
  at value (Notes 1 and
  2)......................   $304,287      $436,845      $354,693    $2,068,402   $9,362,814   $6,023,829    $268,047
Receivable from MONY......      2,865            --            --            --           --       11,654          --
                             --------      --------      --------    ----------   ----------   ----------    --------
          Total assets....    307,152       436,845       354,693     2,068,402    9,362,814    6,035,483     268,047
                             --------      --------      --------    ----------   ----------   ----------    --------
LIABILITIES:
Accrued expenses..........      3,087           381           314         1,822        8,311       16,366         226
                             --------      --------      --------    ----------   ----------   ----------    --------
          NET ASSETS
             ATTRIBUTABLE
             TO ANNUITY
        CONTRACTHOLDERS...   $304,065      $436,464      $354,379    $2,066,580   $9,354,503   $6,019,117    $267,821
                             ========      ========      ========    ==========   ==========   ==========    ========
Accumulation units........     16,452        24,257        13,989        61,981      212,622      120,796      10,076
                             ========      ========      ========    ==========   ==========   ==========    ========
Unit value................   $  18.48      $  17.99      $  25.33    $    33.34   $    44.00   $    49.83    $  26.58
                             ========      ========      ========    ==========   ==========   ==========    ========

                       See notes to financial statements.

                             KEYNOTE SERIES ACCOUNT

                            STATEMENTS OF OPERATIONS

                       FOR THE PERIOD ENDED JUNE 30, 2001
                                  (UNAUDITED)

                                               INTERMEDIATE
                                    MONEY       GOVERNMENT       CORE                    VALUE &       EQUITY
                                    MARKET         BOND          BOND       BALANCED      INCOME       GROWTH       CALVERT
                                  SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                  ----------   ------------   ----------   ----------   ----------   -----------   ----------
INVESTMENT INCOME:
Allocated net investment income
  from Diversified Investors
  Portfolios (Note 2)...........    $6,181       $10,959       $ 11,004    $  30,906    $ 103,675    $     1,118    $     --
                                    ------       -------       --------    ---------    ---------    -----------    --------
EXPENSES (NOTE 3):
  Mortality and expense risk....     1,390         2,001          2,107       11,704       52,327         37,009       1,603
  Less expenses reimbursed by
     MONY.......................      (219)           --             --           --           --         (4,809)         --
                                    ------       -------       --------    ---------    ---------    -----------    --------
  Net expenses..................     1,171         2,001          2,107       11,704       52,327         32,200       1,603
                                    ------       -------       --------    ---------    ---------    -----------    --------
Net investment income (loss)....     5,010         8,958          8,897       19,202       51,348        (31,082)     (1,603)
                                    ------       -------       --------    ---------    ---------    -----------    --------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON SECURITIES (NOTE 2):
  Net realized gains (losses) on
     securities.................        11           914          7,722     (101,820)     121,316       (351,343)    (13,461)
  Net realized gains on foreign
     currency transactions......        --            --            554        4,228           --             --          --
  Net change in unrealized
     appreciation (depreciation)
     on securities..............        --        (3,454)       (10,886)     (13,665)    (261,366)      (812,705)        576
  Net change in unrealized
     appreciation on translation
     of assets and liabilities
     denominated in foreign
     currencies.................        --            --            158          462           --             --          --
                                    ------       -------       --------    ---------    ---------    -----------    --------
  Net realized and unrealized
     gains (losses) on
     securities.................        11        (2,540)        (2,452)    (110,795)    (140,050)    (1,164,048)    (12,885)
                                    ------       -------       --------    ---------    ---------    -----------    --------
Net increase (decrease) in net
  assets resulting from
  operations....................    $5,021       $ 6,418       $  6,445    $ (91,593)   $ (88,702)   $(1,195,130)   $(14,488)
                                    ======       =======       ========    =========    =========    ===========    ========

                       See notes to financial statements.

                             KEYNOTE SERIES ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS

                       FOR THE PERIOD ENDED JUNE 30, 2001
                                  (UNAUDITED)

                                                   INTERMEDIATE
                                        MONEY       GOVERNMENT       CORE                    VALUE &       EQUITY
                                        MARKET         BOND          BOND       BALANCED      INCOME       GROWTH       CALVERT
                                      SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                      ----------   ------------   ----------   ----------   ----------   -----------   ----------
FROM OPERATIONS:
  Net investment income
    (loss)......................       $  5,010      $   8,958    $   8,897    $   19,202   $   51,348   $   (31,082)  $  (1,603)
  Net realized gains (losses) on
    securities..................             11            914        7,722      (101,820)     121,316      (351,343)    (13,461)
  Net realized gains on foreign
    currency transactions.......             --             --          554         4,228           --            --          --
  Net change in unrealized
    appreciation (depreciation)
    on securities...............             --         (3,454)     (10,886)      (13,665)    (261,366)     (812,705)        576
  Net change in unrealized
    appreciation on translation
    of assets and liabilities
    denominated in foreign
    currencies..................             --             --          158           462           --            --          --
                                       --------      ---------    ---------    ----------   ----------   -----------   ---------
  Net increase (decrease) in net
    assets resulting from
    operations..................          5,021          6,418        6,445       (91,593)     (88,702)   (1,195,130)    (14,488)
                                       --------      ---------    ---------    ----------   ----------   -----------   ---------
FROM UNIT TRANSACTIONS:
  Net proceeds from units
    issued......................        164,614        381,296      220,661        87,572      403,410       232,846      37,215
  Net asset value of units
    redeemed....................        (37,394)      (122,001)    (149,822)     (260,017)    (707,322)   (1,336,728)   (108,206)
                                       --------      ---------    ---------    ----------   ----------   -----------   ---------
  Net increase (decrease) in net
    assets from unit
    transactions................        127,220        259,295       70,839      (172,445)    (303,912)   (1,103,882)    (70,991)
                                       --------      ---------    ---------    ----------   ----------   -----------   ---------
  Net increase (decrease) in net
    assets......................        132,241        265,713       77,284      (264,038)    (392,614)   (2,299,012)    (85,479)
NET ASSETS:
  Beginning of period...........        171,824        170,751      277,095     2,330,618    9,747,117     8,318,129     353,300
                                       --------      ---------    ---------    ----------   ----------   -----------   ---------
  End of period.................       $304,065      $ 436,464    $ 354,379    $2,066,580   $9,354,503   $ 6,019,117   $ 267,821
                                       ========      =========    =========    ==========   ==========   ===========   =========

Units outstanding beginning of
  period........................          9,488          9,742       11,172        67,074      219,973       142,030      12,809
Units issued during period......          9,000         21,337        8,746         2,573        9,315         4,426       1,384
Units redeemed during period....         (2,036)        (6,822)      (5,929)       (7,666)     (16,666)      (25,660)     (4,117)
                                       --------      ---------    ---------    ----------   ----------   -----------   ---------
Units outstanding end of
  period........................         16,452         24,257       13,989        61,981      212,622       120,796      10,076
                                       ========      =========    =========    ==========   ==========   ===========   =========

                       See notes to financial statements.

                             KEYNOTE SERIES ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                              INTERMEDIATE
                                   MONEY       GOVERNMENT       CORE                      VALUE &        EQUITY
                                   MARKET         BOND          BOND       BALANCED       INCOME         GROWTH       CALVERT
                                 SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT(1)   SUBACCOUNT    SUBACCOUNT
                                 ----------   ------------   ----------   ----------   -------------   -----------   ----------
FROM OPERATIONS:
  Net investment income
    (loss).....................  $  12,997     $   4,669     $  16,550    $   49,278    $   109,138    $   (84,340)  $  12,505
  Net realized gains (losses)
    on investments.............        (35)       (1,009)       (4,526)      110,849      2,009,797      1,194,289       6,512
  Net realized gains on foreign
    currency transactions......         --            --         1,162         4,914             --             --          --
  Net change in unrealized
    appreciation (depreciation)
    on investments.............         --         4,155        12,485      (245,691)    (1,432,019)    (2,837,183)    (43,555)
  Net change in unrealized
    depreciation on translation
    of assets and liabilities
    denominated in foreign
    currencies.................         --            --          (113)         (952)            --             --          --
                                 ---------     ---------     ---------    ----------    -----------    -----------   ---------
  Net increase (decrease) in
    net assets resulting from
    operations.................     12,962         7,815        25,558       (81,602)       686,916     (1,727,234)    (24,538)
                                 ---------     ---------     ---------    ----------    -----------    -----------   ---------
FROM UNIT TRANSACTIONS:
  Net proceeds from units
    issued.....................    278,014        92,615        56,371       211,564        607,942      2,190,113      87,920
  Net asset value of units
    redeemed...................   (344,530)     (151,467)     (173,559)     (568,478)    (2,425,069)    (2,229,970)   (157,269)
                                 ---------     ---------     ---------    ----------    -----------    -----------   ---------
  Net decrease in net assets
    from unit transactions.....    (66,516)      (58,852)     (117,188)     (356,914)    (1,817,127)       (39,857)    (69,349)
                                 ---------     ---------     ---------    ----------    -----------    -----------   ---------
Net decrease in net assets.....    (53,554)      (51,037)      (91,630)     (438,516)    (1,130,211)    (1,767,091)    (93,887)
NET ASSETS:
  Beginning of year............    225,378       221,788       368,725     2,769,134     10,877,328     10,085,220     447,187
                                 ---------     ---------     ---------    ----------    -----------    -----------   ---------
  End of year..................  $ 171,824     $ 170,751     $ 277,095    $2,330,618    $ 9,747,117    $ 8,318,129   $ 353,300
                                 =========     =========     =========    ==========    ===========    ===========   =========
Units outstanding beginning of
  year.........................     13,122        13,708        16,207        77,105        266,130        142,912      15,386
Units issued during year.......     16,024         5,398         2,375         5,943         15,162         32,085       2,791
Units redeemed during year.....    (19,658)       (9,364)       (7,410)      (15,974)       (61,319)       (32,967)     (5,368)
                                 ---------     ---------     ---------    ----------    -----------    -----------   ---------
Units outstanding end of
  year.........................      9,488         9,742        11,172        67,074        219,973        142,030      12,809
                                 =========     =========     =========    ==========    ===========    ===========   =========

---------------
(1) Formerly the Equity Income Subaccount.

                       See notes to financial statements.

                             KEYNOTE SERIES ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

 1. ORGANIZATION AND BUSINESS

     Keynote Series Account ("Keynote") is a separate investment account established on December 16, 1987 by MONY Life Insurance Company, ("MONY") under the laws of the State of New York.

     Keynote operates as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Keynote holds assets that are segregated from all of MONY's other assets and, at present, is used as an investment vehicle under certain tax-deferred annuity contracts issued by MONY to fund retirement plans maintained by certain not-for-profit and other organizations ("Group Plans"). MONY is the legal holder of the assets in Keynote.

     There are currently seven subaccounts within Keynote which are available to contractholders of Group Plans. Six of the subaccounts invest in a corresponding portfolio of Diversified Investors Portfolios (the "Portfolios") and the seventh subaccount invests in Calvert Social Balanced Portfolio, a series of Calvert Variable Series, Inc. ("Calvert" and collectively, the "Funds"). The respective financial statements of the Funds are contained elsewhere in this report.

     At June 30, 2001, each of the subaccounts' investment in the corresponding Portfolios was as follows:

                                            PERCENTAGE INVESTMENT
                SUBACCOUNT                      IN PORTFOLIO
                ----------                  ---------------------
Money Market..............................          0.05
Intermediate Government Bond..............          0.18
Core Bond.................................          0.05
Balanced..................................          0.40
Value & Income............................          0.58
Equity Growth.............................          0.48

 2. SIGNIFICANT ACCOUNTING POLICIES

  A. INVESTMENTS:

     The investment by Keynote in the Portfolios reflects Keynote's proportionate interest in the net assets of each of the Portfolios. The investment in shares of Calvert is stated at net asset value. Valuation of the securities held in each of the Portfolios is discussed in Note 2A of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. A description of the portfolio valuation for Calvert can be found in Note A of its financial statements contained elsewhere in this report.

  B. INVESTMENT INCOME:

     Each Keynote subaccount earns income, net of expenses, daily on its investment in the corresponding Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the corresponding Portfolios are allocated pro rata among the investors at the time of such determination. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investments sold are determined on the basis of identified cost.

  C. FEDERAL INCOME TAXES:

     The operations of Keynote form a part of, and are taxed with, the operations of MONY. MONY does not expect, based upon current tax law, to incur any income tax upon the earnings or realized capital gains attributable to Keynote. Based upon this expectation, no charges are currently being deducted from Keynote for federal income tax purposes.

                             KEYNOTE SERIES ACCOUNT

                                  (UNAUDITED)

  D. OTHER:

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

 3. FEES AND TRANSACTIONS WITH AFFILIATES

     Daily charges to Keynote for mortality and expense risks assumed by MONY are computed at an annual rate of 1.10%; however, MONY reserves the right to charge maximum fees of 1.25% upon notice.

     MONY has voluntarily undertaken to waive expenses of the Money Market and Equity Growth Subaccounts, to the extent necessary, to limit all expenses (other than mortality and expense risk charges) to 0.10% and 0.50%, respectively, of average net assets. MONY reserves the right to raise this limit upon notice.

 4. GROUP PLAN ASSUMPTIONS

     On December 31, 1993, MONY entered into an agreement with AUSA Life Insurance Company, Inc. ("AUSA"), a wholly owned subsidiary of AEGON, USA, pursuant to which the Group Plans may be transferred through assumption reinsurance to AUSA. Subject to receipt of any necessary state insurance department approvals and authorizations, each Group Plan contractholder receives materials relating to this assumption. The assumption reinsurance of any Group Plan to AUSA will result in the transfer of the applicable assets out of Keynote and into a corresponding separate account of AUSA. Assets transferred to AUSA pursuant to this assumption reinsurance transaction for the period ended June 30, 2001 and the year ended December 31, 2000, were as follows:

                    SUBACCOUNTS                       2001 AMOUNT   2000 AMOUNT
                    -----------                       -----------   -----------
Money Market........................................    $18,519      $  7,525
Intermediate Government Bond........................         --         3,955
Core Bond...........................................         --         6,990
Balanced............................................         --        99,378
Value & Income......................................         --       183,196
Equity Growth.......................................         --       359,881
Calvert.............................................         --        33,734
                                                        -------      --------
                                                        $18,519      $694,659
                                                        =======      ========

     The amounts related to these assumptions are reflected as redemptions in the Statements of Changes in Net Assets.

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                              SECOND QUARTER 2001

                               ECONOMIC OVERVIEW

     In the second quarter of 2001, the released economic data was generally mixed, but, overall continued to suggest an ongoing slowdown. On the bright side, the stock market, as measured by the S&P 500 Index, reversed its downward trend and returned 5.9% after declining 11.9% in the first quarter. Bonds on the other hand, underperformed stocks as the Lehman Brothers Aggregate Bond Index managed a modest return of 0.6% for the quarter.

     The Federal Reserve Board, in its attempt to fight off a recession, continued to add the much needed stimulus by lowering the Fed Funds Rate three times in the quarter for a total of six times in as many months, bringing the rate to 3.75% from 6.50% in January. However, as stated above, it appears as though the much-awaited economic turnaround will not be imminent with the current state of the economy leaving much to be desired. The only area depicting ongoing strength has been the housing sector, which is up approximately 9% from last year's level. In addition, building permits and home mortgage applications rose, which bodes well for the next quarter or two. In fact, it can be argued that if it were not for the strength of this sector the U.S. economy would be in a recession.

     The manufacturing sector continued to feel the immediate impact of the economic slowdown not only in the U.S., but also from the international economies. This, coupled with the strength of the dollar, is hampering the U.S. exporters. Industrial production has decreased for nearly three consecutive quarters, which is the longest uninterrupted drop in nearly forty years, and the declines are likely for at least a few more months. This has caused industrial capacity utilization rates to significantly drop to the lowest level in eighteen years, falling to 76%, below the level of the 1990-91 recession. Technology production continued to drop and is down at an annual rate of 18% during the past 6 months, its worst performance in nearly twenty-six years.

     Inflationary measures remained quiescent as both the Consumer Price Index
(CPI) and Producer Price Index (PPI) declined in the quarter. Although these measures are lagging indicators, the outlook for inflation is subdued based on falling capacity utilization, rising unemployment, weak growth and decelerating energy prices.

                               FINANCIAL MARKETS

     The shape of the yield curve steepened during the quarter as interest rates declined on the short-end of the curve due to the Fed rate reductions, while rates rose on the long-end. As a result, bond portfolios with a relatively shorter duration performed better than those with a relatively longer duration. For example, the Lehman Brothers Intermediate Gov't/Corp. Bond Index returned 4.1% versus the Lehman Brothers Long Gov't/Corp. Bond Index which returned 2.1%. In the credit sector, returns improved moving down the quality distribution within investment grade securities, as Baa rated bonds performed the best with a 1.4% return, while the higher quality AAA rated bonds lagged with a 0.4% return for the quarter. This also followed suit among the non-investment grade securities as the CSFB Global High Yield Index gained 4.3% for the quarter.

     After going through a rather severe sell-off the last few quarters, the stock market, as measured by the S&P 500, reversed its trend and gained 5.9% for the quarter. This rally can largely be attributable to a technical advance, as stocks in general were at significantly oversold levels; particularly the technology stocks that have been hit the hardest since the third quarter of 2000.

     In addition, the market's return was aided by the belief that with the Fed aggressively lowering rates coupled with tax rebate checks in the mail, an economic rebound was likely for the second half of the year. As a result, stocks with greater sensitivity to an accelerating economy performed very well. From a fundamental perspective, the market didn't appear to be more attractive than past quarters. Uncertainty regarding corporate profits continued to weigh on the market, as numerous companies warned about current and future earnings.

     For the first time in five quarters, growth stocks, as measured by the Russell 1000 Growth Index, exceeded the return of value stocks, as measured by the Russell 1000 Value Index, with returns of 8.4% and 4.9%, respectively. Small cap stocks performed the best with a return of 14.4%. Market breadth was fairly strong as eight of the eleven broad sectors of the S&P 500 Index posted positive results. Technology and capital goods sectors performed the best, as both returned 12.2% for the quarter. The basic industry and finance sectors also fared well with returns of 10.2% and 7.7%, respectively. Two sectors that posted losses for the quarter were the defensive sectors such as utility and healthcare, which were down 5.7% and 1.1%, respectively.

     However, the rally in the U.S. market did not carry over to the foreign bourses, as the MSCI World Ex-US Index declined 0.6% for the quarter. Improved market sentiment early in the second quarter gave way to selling that plagued international markets for the remainder of a very volatile period. In general, technology and telecommunications companies were the hardest hit following negative earnings pre-announcements from high profile U.S. and European companies. Stocks with more predictable earnings patterns, particularly food, energy, utility and beverage performed the best. After a difficult first quarter, software stocks did well on better than expected global business demand. Despite investors' risk aversion, emerging markets rebounded very well, outperforming the developed markets.

                                    OUTLOOK

     Going forward, we believe that the economic growth will be flat to slightly positive for the second and third quarters with GDP growth for the year totaling approximately 2%. Although we are looking for the economy to begin picking up in the fourth quarter, economic risks are to the downside. More Fed easing is, in our view, certainly coming and possibly more than the markets expect. The Fed will do everything it can to facilitate a recovery and not start to block the recovery once it arrives.

     With this in mind, we are of the belief that the corporate profit picture will not improve until the first quarter of 2002. So far, the second quarter earnings are down approximately 20% and we believe that the third quarter earnings will be down approximately 15%. As a result, stocks will likely remain vulnerable to bad news and remain volatile until later this year.

                             MONEY MARKET PORTFOLIO

     During the second quarter, the investment environment continued to reflect uncertainties over the near-term direction of the U.S. economy. The performance of the equity markets reflected the shifting conviction on the part of investors as to whether the U.S. economy will pull out of its malaise in the second half of 2001. Softness in the U.S. economy (rising unemployment, eight months of decline in the manufacturing sector) continues despite the Federal Reserve Board's lowering its federal-funds interest rate target by an additional 1.25% in three steps during the second quarter after its three first quarter moves.

     As in the first quarter, money market rates dropped significantly during the second quarter dovetailing with the FOMC's interest rate cuts. Presently, the market is pricing in an additional Fed monetary easing of perhaps 25 basis points at the Fed's August 23 meeting. This view has left near-term money market yields, which track the existing federal-funds rate, slightly above money market yields several months forward. Continued weak economic numbers support the idea that additional Fed easing is necessary. Inflation remains subdued. While the decline in manufacturing and scaling back of capital spending by U.S. companies has been well chronicled, many view the Fed's cumulative 2.75% easing as sufficient medicine that will get the U.S. economy back on its strong growth track. However, arguably, the Fed's moves have not substantially eased monetary conditions for several reasons.

     The housing sector typically is among the first to respond to monetary easing, but since this sector had not been depressed, there has been little or no kick provided by residential housing expenditures. In addition, the equity markets, as reflected by the Wilshire 5000 index, are in negative return territory since the beginning of the year (when the Fed began its easing course). Clearly, the conventional wisdom is that the an accommodative Fed is very friendly to stock market investors, yet this has not followed suit so far in 2001. Lastly, the U.S. dollar's appreciation vis-a-vis other currencies (up 5% this year on a trade-weighted basis) means U.S. exporters are not seeing any benefit from monetary easing, as is normally the case, in terms of trade competitiveness. Thus, we believe some of the traditional mechanisms through which the U.S. economy benefits from a loosening in monetary policy are not being enjoyed to their usual extent, if at all. The Fed, therefore, may be forced to undertake further aggressive easing moves should the lagged effects of the Fed's moves to date not become evident in the third quarter.

     In sum, we look for further interest rate cuts in this cycle. The average maturity of the Money Market Portfolio was shortened in the second quarter, largely reflective of a callable U.S. agency security having been called near quarter end. Going forward, we will likely look to selectively increase the portfolio's average maturity to benefit from locking in attractive long yields if the Fed is more aggressive in easing (as we believe) than the market anticipates. We think such a strategy best positions the portfolio in the current environment.

     The Treasury yield curve steepened significantly in the second quarter. The short end of the Treasury market, as represented by the three-month T-bill, saw rates drop substantially while long rates (two years and longer) all rose. The three-month T-bill yield dropped 64 basis points (one basis point is 1/100 of a percentage point) from 4.28% at the end of the first quarter to 3.64% at quarter end. The long bond's yield increased 30 basis points during the quarter moving from 5.45% at 3/31/01 to 5.75% at June 30.

     Going forward, the average maturity of the portfolio will be adjusted selectively to capitalize on opportunities where the portfolio will be rewarded for duration extension. Presently, the yield curve in the money market slopes downward through the six-month area before beginning an upward slope. The average maturity of the portfolio at quarter end is 51.8 days, slightly shorter than the 56.3 days on 3/31/01.

     The portfolio continues to be invested in high quality short-term instruments, principally commercial paper. Our investment strategy is to emphasize purchases of 30-90 day maturities to provide flexibility to respond to any changes in the marketplace without sacrificing current income.

                               HIGH QUALITY BOND

     The steepening yield curve created opportunities to enhance yield by extending maturities. The most striking trade was the sale of Beneficial Corporation and the purchase of Household Finance Corporation resulting in a yield pickup of 133 basis points. The net result of our trading activities was to increase the allocation to the asset backed sector (+5%), increase the allocation to the mortgage sector (+1%) and reduce the allocation to the domestic corporate sector (-2%). We lengthened the duration of the portfolio to
1.79 years due to the attractiveness of the yield curve in the 2 to 5 year maturity areas. Thus, the portfolio is approximately 10% longer than the duration of the index at quarter end. We believe that the portfolio is well positioned and we will continue to look for relative value opportunities.

                          INTERMEDIATE GOVERNMENT BOND

     The US economy entered the second half of the year on the cusp of recession, but not weak enough to officially be in one. A very aggressive six easing steps in as many months by the Fed, plus the prospects of tax rebate checks and a relaxation of tight energy supplies look to be enough to avoid a more severe downturn. Consumer buying remains strong and corporations are quickly adjusting to the new environment. The biggest drag on a rebound is worsening conditions in overseas economies. Combined with dollar strength, the global slowdown is being painfully felt by US exporters.

     We continue to hold to our view that timely policy actions by the Fed and Congress averted a more serious downturn, and we will see a gradual improvement appearing in the autumn. The Fed has perhaps one final easing step remaining in the cycle, probably in August. Intermediate term interest rates have drifted up recently, to where we have begun to add bond exposure where we see the best values: 6-10 year maturities, with additional yield rewarding exposure to Government Agency securities.

                                   CORE BOND

     For most of the second quarter, the portfolio maintained its long duration strategy. This was manifested by having an overweight to 10 and 30 year maturities. The shape of the yield curve during the quarter steepened, with shorter maturities declining in yield and longer maturities actually increasing in yield. An overweight to the longer maturity sector relative to the benchmark hurt the portfolio's performance.

     In the credit sector, a higher quality orientation in the portfolio compared to the index had a negative impact on performance, as returns improved moving down the quality distribution within the investment grade securities. In addition, a small allocation to the high yield market further dampened performance, as high yield lagged its investment grade counterpart by approximately 200 basis points. On the positive side, the portfolio benefited significantly from an overweight to corporates, as these securities were the strongest performing sector for the quarter.

                                HIGH YIELD BOND

     The high yield market posted mixed results in the second quarter, with May in positive territory, while the other two months posted negative results. Spreads narrowed another 38 basis points during the quarter with yield to worst declining to 13.1%. Conservative high yield bonds, such as BB and cash pay, were the top performers for the quarter. For an industry perspective, food and tobacco issues and consumer durables were the top performing segments, while media, telecom, technology and consumer non-durables were the weakest performing segments. Also noteworthy for the quarter, is the exceptionally strong performance of bankrupt/distressed bonds of non-telecom credits, which generated double digit returns.

     Concern continued with the market volatility and expects this condition to persist until there is earnings visibility for companies and the overall economy. The portfolio yield to worst, at 10.6%, remained conservative relative to the index. Sectors the portfolio invested in, such as cable, gambling, energy and utilities, were less sensitive to economic cycles. Cyclical securities remained underweight in the portfolio as the economic slowdown is expected to continue till later in 2001.

                                    BALANCED

     For most of the second quarter, we were continuing with our long duration strategy. This was manifested by having an overweight to 10 and 30 year maturities. The shape of the yield curve steepened, with shorter maturities declining in yield and longer maturities increasing in yield. With the portfolio having more securities in the longer maturity area relative to the benchmark, this led to some underperformance. In the credit sector, we maintained a higher quality orientation compared to the index. With the current 2% position in emerging market debt, we continue to monitor the situation closely.

     On the equity portion of the portfolio, the best performing sectors were the capital goods, technology and basic materials sectors. The poorest performing sectors were the utilities, consumer cyclicals, and health care sectors. As in the 1st quarter, the portfolio's underperformance occurred in the 1st month of the quarter when the Fed's surprise rate cut caused investors to favor stocks with poor earnings momentum, negative price momentum, negative outlooks by equity analysts and inconsistent earnings growth. Underperformance was attributable to the sector selection. Poor sector selection by our quantitative model was partially offset by our model's effective security selection, particularly within the technology and health care sectors.

                                 VALUE & INCOME

     The US market rallied on renewed hopes for an economic recovery, with the S&P 500 rising 5.9%. For the first quarter since the Internet bubble burst in March 2000, growth stocks led the market. The US economy is still weak and foreign economies, particularly Europe and Japan, are also slowing. The US is not officially in an economic recession, but there is most definitely a profits recession, with one company after another warning about current or future earnings. On the positive side, Fed policy continues to be stimulative and a tax cut is in progress, and later this year the economy should revive. Investments in railroads, food companies, energy companies, electric utilities and auto parts companies contributed to performance. Despite a modest reversal in the last quarter, the value recovery over the past 16 months has been extraordinary.

                                GROWTH & INCOME

     Economic data throughout the second quarter was mixed, pointing to ongoing slowdowns. Excess capacity persists on the manufacturing side, particularly in the technology area. In its ongoing effort to boost the sluggish U.S. economy, the Fed cut interest rates three times during the quarter, which, when combined with the three reductions in the first quarter, led to one of the most aggressive series of cuts in Fed history. Led by growth throughout the capitalization spectrum, stocks rallied during the quarter in response to the rate cuts. The portfolio outperformed the S&P 500 benchmark for the quarter, benefiting from its high-earnings growth rate bias. Strong stock selection in capital goods, entertainment and pharmaceuticals aided performance, while overweighting natural gas pipelines and HMOs hindered results. A less than index exposure to smaller stocks also slightly hurt performance, as small cap stocks led their large cap counterparts for the quarter.

                                 EQUITY GROWTH

     Challenges continued to abound for growth-oriented equity investors during the second calendar quarter of 2001 -- including high levels of market volatility, persistent concerns over corporate profits, mixed economic news and a Federal Reserve aggressively lowering rates. However, after experiencing significant selling pressure in the beginning of the year, equities exhibited a dramatic rebound from their lows in April. The rally, for the most part, was driven by the belief that with the Fed aggressively lowering rates, an economic rebound was likely for the second half of 2001. Stocks with greater sensitivity to an accelerating economy performed better than those that have been traditionally more defensive. For the first time in five quarters, large cap growth stocks had a positive return for the quarter (as measured by the Russell 1000 Growth Index).

                                 MID-CAP VALUE

     The Mid-Cap portfolio in the second quarter benefited from its exposure to the consumer sector which held up well despite a slowing industrial economy. The top contributors were Auto Nation and Circuit City CarMax. A new purchase during the second quarter was IKON Solutions. IKON is the largest independent distributor of office equipment, primarily copiers, in the U.S. During the quarter, we trimmed some of our exposure to the natural gas related stocks such as Alberta Energy and Burlington Resources, as the price of natural gas declined 38%. While the near term fundamentals have turned negative in the natural gas sector, the coal markets seem to be very strong after a twenty-year downturn. Unfortunately, the market does not differentiate sectors within energy, and our three coal holdings, Massey Energy, Arch Coal, and Consol Energy, have suffered with the decline in natural gas stocks.

     After six decreases in interest rates by the Federal Reserve, we do not believe the economy is going to enter a severe recession. Therefore, we continue to find values in the consumer cyclicals sector.

                                 MID-CAP GROWTH

     In sharp contrast with the year's first quarter, the second quarter saw every one of Russell's indexes post a positive return, with the Russell Midcap Growth style near the top of the chart with a 1 year return of 16.2%. After several quarters of value dominance, growth finally outperformed value, and small and midcap stocks continued to outshine their large cap brethren. We remain underweight in most areas of technology, with the exception of software. Health care, pharmaceutical and biotechnology stocks performed well within the broad market. Energy stocks fell in the Index.

     While we would like to be more upbeat, at this juncture we see few concrete signs of a meaningful uptrend. The earnings outlook for many firms is still cloudy, and according to consensus estimates, there will be little help from the technology sector in particular, as it appears likely that the news from the tech sector will remain very negative in the near term. Our outlook therefore remains cautious, and our large underweight in technology reflects this conservatism.

                                 SPECIAL EQUITY

     As is historically the case in weakening economies, the stocks of small companies continued to outdistance those of large companies with a performance gap of 850 basis points. Once the brunt of a slowdown is felt, investors show a willingness to assume more risk, and begin to focus on the higher growth potential of smaller companies. The Russell 2000 Growth Index outpaced its value counterpart by 350 basis points in the second quarter. On an alarming note, more than two-thirds of the 50 major contributors to the Russell 2000's stellar performance were stocks of companies that experienced negative earnings.

     During the second quarter, the portfolio's outperformance relative to the Russell 2000 Index was primarily driven by sector allocations. The portfolio's overweight to the top-performing technology sector and underweight to the relatively weak performing utilities sector benefited performance significantly. On the negative side, weak stock selection in the healthcare sector offset the majority of the gains from sector allocations.

                               AGGRESSIVE EQUITY

     The equity markets had a modest rebound during the second quarter. We are encouraged by the market performance and believe the balance of the year could show continued positive returns as the pace of economic growth across the globe is beginning to show signs of improvement. Reported earnings were good across all sectors, with the exception of technology. We saw a substantial rebound in our holdings, including Qlogic, Polycom, and Flextronics. Our overweight of Industrials and Healthcare had a positive contribution. Earnings disappointments led us to sell numerous stocks that no longer met our discipline and we scaled back profitable positions. We initiated new positions in Sabre Group, Peoplesoft, and Fleming Companies. These companies should continue to deliver earnings acceleration above expectations and had a positive impact on the total return.

     Our models continue to lead us toward the smaller capitalized issues, which continue to demonstrate the best potential for future growth. We believe an accommodative Fed, tax relief, and a reduction in the price of oil will continue to provide a favorable environment for the equity markets over the balance of the year.

                              INTERNATIONAL EQUITY

     Improved market sentiment early in the 2nd quarter gave way to selling that plagued markets for the remainder of a very volatile period. In general, technology and telecommunications companies took the brunt of the sell-off following negative earnings pre-announcements from high-profile U.S. and European companies.

     Companies with more predictable earnings streams, particularly in the food and beverages, energy services, utilities, and other cyclical areas, outperformed. After a difficult 1st quarter, software companies also did well on better-than-expected global business demand. Despite investors' risk aversion, the emerging markets outpaced the developed markets. Although Telecommunication Services stocks had a very mixed quarter, good stock selection in both diversified and wireless aided the portfolio's performance. Stock selection in Financials, particularly banks, was also additive, with ANZ Group Holdings (0.6%) up 32%, Westpac Banking Corp. (0.3%) up 19%, and Halifax (0.7%) up 13%. Our stock selection in France helped performance. Stock selection in Materials also added to performance: BHP Billiton, WMC and Alcan Aluminum were up between 16% to 24%. Our overweighting and stock selection in Information Technology hurt relative performance.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 JUNE 30, 2001
                                  (UNAUDITED)

                                                                INTERMEDIATE
                                     MONEY           HIGH        GOVERNMENT         CORE                          VALUE &
                                     MARKET      QUALITY BOND       BOND            BOND          BALANCED         INCOME
                                  ------------   ------------   ------------   --------------   ------------   --------------
ASSETS:
Securities, at cost.............  $624,145,681   $259,510,756   $268,527,920   $1,016,446,747   $613,363,281   $1,446,859,286
                                  ============   ============   ============   ==============   ============   ==============
Securities, at market...........  $624,145,681   $262,864,948   $270,483,768   $1,016,659,027   $603,141,793   $1,635,027,378
Repurchase agreements, at
  value.........................           641      9,098,294         73,927       23,218,371      4,396,321       43,250,446
Cash............................        91,982             --             --               --             --               --
Foreign currency holdings, at
  value (Cost $166,243).........            --             --             --               --             --               --
Receivable for securities
  sold..........................            --         23,638             --       50,743,364     26,856,822        2,230,734
Unrealized appreciation on
  foreign currency forward
  contracts.....................            --             --             --          190,240         64,492               --
Interest receivable.............     1,493,551      2,904,725      2,573,866        8,654,665      2,437,907           11,123
Dividends receivable............            --             --             --               --        292,600        2,767,026
Receivable from custodian.......            --             --             --               --             --               --
Receivable from securities
  lending.......................            --             --             --           98,163            103               --
                                  ------------   ------------   ------------   --------------   ------------   --------------
        Total assets............   625,731,855    274,891,605    273,131,561    1,099,563,830    637,190,038    1,683,286,707
                                  ------------   ------------   ------------   --------------   ------------   --------------
LIABILITIES:
Due to custodian................            --        137,701        136,331           78,173          9,176           35,837
Deposit for securities loaned...            --             --     35,287,500      138,777,568     47,440,374       70,146,673
Payable for securities
  purchased.....................            --      6,098,934            338      246,274,581     77,528,905        3,257,801
Unrealized depreciation on
  foreign currency forward
  contracts.....................            --             --             --               --             --               --
Investment advisory fees........       127,400         75,449         65,858          198,055        172,549          580,380
Accrued expenses................        81,230         20,756         14,505          114,120        130,687           22,476
                                  ------------   ------------   ------------   --------------   ------------   --------------
        Total liabilities.......       208,630      6,332,840     35,504,532      385,442,497    125,281,691       74,043,167
                                  ------------   ------------   ------------   --------------   ------------   --------------
        NET ASSETS..............  $625,523,225   $268,558,765   $237,627,029   $  714,121,333   $511,908,347   $1,609,243,540
                                  ============   ============   ============   ==============   ============   ==============
NET ASSETS CONSIST OF:
Paid-in capital.................  $625,523,225   $265,204,573   $235,671,181   $  713,751,697   $522,078,306   $1,421,075,448
Net unrealized appreciation
  (depreciation) on
  securities....................            --      3,354,192      1,955,848          212,280    (10,221,488)     188,168,092
Net unrealized appreciation
  (depreciation) on translation
  of assets and liabilities in
  foreign currencies............            --             --             --          157,356         51,529               --
                                  ------------   ------------   ------------   --------------   ------------   --------------
        NET ASSETS..............  $625,523,225   $268,558,765   $237,627,029   $  714,121,333   $511,908,347   $1,609,243,540
                                  ============   ============   ============   ==============   ============   ==============

---------------
(1) Commencement of Operations, April 27, 2001.

                       See notes to financial statements.

        GROWTH &          EQUITY        MID-CAP      MID-CAP        SPECIAL        AGGRESSIVE     HIGH YIELD    INTERNATIONAL
         INCOME           GROWTH       VALUE (1)    GROWTH (1)       EQUITY          EQUITY          BOND          EQUITY
     --------------   --------------   ----------   ----------   --------------   ------------   ------------   -------------
     $1,036,072,700   $1,407,746,607   $4,746,016   $4,971,947   $1,193,217,696   $454,256,629   $150,898,311   $726,893,964
     ==============   ==============   ==========   ==========   ==============   ============   ============   ============
     $1,054,319,792   $1,297,738,740   $4,817,859   $4,898,392   $1,461,349,347   $494,313,684   $142,805,155   $685,874,984
         39,960,665       41,515,091      285,328        5,686       86,939,551      4,577,210     18,117,506     59,937,710
              4,156               --           --           --               --             --             --             --
                 --               --           --           --               --             --             --        164,931
         10,791,237        9,791,917       39,389       81,331        4,811,192             --        216,342        798,845
                 --               --           --           --               --             --             --        496,510
             13,373           17,872           24           --           32,471         15,262      3,884,373         51,372
            692,315          451,650        5,629        1,020          991,773         56,400             --      1,394,215
                 --               --       13,438       13,433               --             --             --             --
             75,367           16,616           --           --           63,554          6,000             --         54,756
     --------------   --------------   ----------   ----------   --------------   ------------   ------------   ------------
      1,105,856,905    1,349,531,886    5,161,667    4,999,862    1,554,187,888    498,968,556    165,023,376    748,773,323
     --------------   --------------   ----------   ----------   --------------   ------------   ------------   ------------
                 --            1,355           --           --           51,762              7         67,584             --
         64,931,849       93,732,393           --           --      164,754,706     97,334,406             --     93,404,507
         19,172,070        6,766,015       48,723       49,545        5,365,408             --        648,881     12,752,690
                 --               --           --           --               --             --             --      1,545,001
            503,683          634,349        5,922        6,304          877,365        309,296         77,131        368,877
             39,908          112,572       13,799       13,798           46,596         29,306         38,835             --
     --------------   --------------   ----------   ----------   --------------   ------------   ------------   ------------
         84,647,510      101,246,684       68,444       69,647      171,095,837     97,673,015        832,431    108,071,075
     --------------   --------------   ----------   ----------   --------------   ------------   ------------   ------------
     $1,021,209,395   $1,248,285,202   $5,093,223   $4,930,215   $1,383,092,051   $401,295,541   $164,190,945   $640,702,248
     ==============   ==============   ==========   ==========   ==============   ============   ============   ============
     $1,002,962,303   $1,358,293,069   $5,021,380   $5,003,770   $1,114,960,400   $361,238,486   $172,284,101   $682,743,645
         18,247,092     (110,007,867)      71,843      (73,555)     268,131,651     40,057,055     (8,093,156)   (41,018,980)
                 --               --           --           --               --             --             --     (1,022,417)
     --------------   --------------   ----------   ----------   --------------   ------------   ------------   ------------
     $1,021,209,395   $1,248,285,202   $5,093,223   $4,930,215   $1,383,092,051   $401,295,541   $164,190,945   $640,702,248
     ==============   ==============   ==========   ==========   ==============   ============   ============   ============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                            STATEMENTS OF OPERATIONS
                       FOR THE PERIOD ENDED JUNE 30, 2001
                                  (UNAUDITED)

                                                                      INTERMEDIATE
                                            MONEY          HIGH        GOVERNMENT       CORE                        VALUE &
                                           MARKET      QUALITY BOND       BOND          BOND         BALANCED        INCOME
                                         -----------   ------------   ------------   -----------   ------------   ------------
INVESTMENT INCOME:
  Interest income......................  $15,785,581   $ 8,170,714     $7,030,354    $20,648,681   $  6,771,467   $  1,954,200
  Securities lending income............           --           672         18,889        199,943         72,119         80,070
  Dividend income......................           --            --             --             --      1,967,056     18,343,802
  Less: withholding taxes..............           --            --             --             --         (9,801)        (7,399)
                                         -----------   -----------     ----------    -----------   ------------   ------------
         Total income..................   15,785,581     8,171,386      7,049,243     20,848,624      8,800,841     20,370,673
                                         -----------   -----------     ----------    -----------   ------------   ------------
EXPENSES:
  Investment advisory fees.............      746,542       441,220        394,456      1,193,717      1,168,478      3,474,669
  Custody fees.........................       56,609        14,454         13,679         74,478         76,673         63,686
  Professional fees....................       13,585        12,104         11,353         12,061         12,094         19,258
  Reports to shareholders..............        2,126           253            821         22,450          3,604          6,044
  Miscellaneous fees...................          190           914             39            736            448          2,292
                                         -----------   -----------     ----------    -----------   ------------   ------------
         Total expenses................      819,052       468,945        420,348      1,303,442      1,261,297      3,565,949
  Expenses reimbursed by the advisor...           --            --             --             --             --             --
                                         -----------   -----------     ----------    -----------   ------------   ------------
         Net expenses..................      819,052       468,945        420,348      1,303,442      1,261,297      3,565,949
                                         -----------   -----------     ----------    -----------   ------------   ------------
Net investment income (loss)...........   14,966,529     7,702,441      6,628,895     19,545,182      7,539,544     16,804,724
                                         -----------   -----------     ----------    -----------   ------------   ------------
NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON SECURITIES AND FOREIGN
  CURRENCIES:
  Net realized gains (losses) on
    securities.........................       29,688       811,213        975,695     12,951,478    (25,268,444)    20,291,974
  Net realized gains on foreign
    currency transactions..............           --            --             --        991,604      1,031,826             --
  Net change in unrealized appreciation
    (depreciation) on securities.......           --     1,851,540       (645,917)   (16,158,724)    (2,348,807)   (40,408,688)
  Net change in unrealized appreciation
    (depreciation) on translation of
    assets and liabilities in foreign
    currencies.........................           --            --             --        289,354         95,408             --
                                         -----------   -----------     ----------    -----------   ------------   ------------
Net realized and unrealized gains
  (losses) on securities and foreign
  currencies...........................       29,688     2,662,753        329,778     (1,926,288)   (26,490,017)   (20,116,714)
                                         -----------   -----------     ----------    -----------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS............  $14,996,217   $10,365,194     $6,958,673    $17,618,894   $(18,950,473)  $ (3,311,990)
                                         ===========   ===========     ==========    ===========   ============   ============

---------------
(1) Commencement of Operations, April 27, 2001.

                       See notes to financial statements.

       GROWTH &         EQUITY        MID-CAP     MID-CAP       SPECIAL      AGGRESSIVE    HIGH YIELD   INTERNATIONAL
        INCOME          GROWTH       VALUE (1)   GROWTH (1)     EQUITY         EQUITY         BOND         EQUITY
     -------------   -------------   ---------   ----------   -----------   ------------   ----------   -------------
     $     725,882   $     911,017   $  3,531     $  2,969    $ 1,227,217   $    207,747   $8,269,024   $    875,382
            62,516          81,299         --           --        349,204         87,294           --        287,926
         3,906,356       3,261,430     13,603        2,035      3,809,319        334,342       14,555      6,231,255
            (6,081)         (3,238)       (93)          --         (2,589)        (4,550)          --       (722,865)
     -------------   -------------   --------     --------    -----------   ------------   ----------   ------------
         4,688,673       4,250,508     17,041        5,004      5,383,151        624,833    8,283,579      6,671,698
     -------------   -------------   --------     --------    -----------   ------------   ----------   ------------
         3,169,892       3,912,201      5,922        6,304      5,093,287      1,889,836      443,198      2,431,531
            78,609         110,750     10,281       10,281         95,319         38,473       27,195        254,854
            19,207          28,848      3,255        3,255         21,315         11,826       10,052         18,166
             4,548           5,312        103          103          5,877            516        4,092          2,819
             1,649           6,183        159          159          2,523             45           39            793
     -------------   -------------   --------     --------    -----------   ------------   ----------   ------------
         3,273,905       4,063,294     19,720       20,102      5,218,321      1,940,696      484,576      2,708,163
                --              --    (13,437)     (13,433)            --             --       (1,198)        (7,179)
     -------------   -------------   --------     --------    -----------   ------------   ----------   ------------
         3,273,905       4,063,294      6,283        6,669      5,218,321      1,940,696      483,378      2,700,984
     -------------   -------------   --------     --------    -----------   ------------   ----------   ------------
         1,414,768         187,214     10,758       (1,665)       164,830     (1,315,863)   7,800,201      3,970,714
     -------------   -------------   --------     --------    -----------   ------------   ----------   ------------
       (91,961,476)    (67,970,256)    10,622        5,435     (6,739,785)   (38,525,987)  (7,294,323)    (1,576,556)
                --              --         --           --             --             --           --      5,006,046
       (89,195,460)   (128,477,662)    71,843      (73,555)    61,202,275    (43,003,338)   2,089,797    (82,127,883)
                --              --         --           --             --             --           --     (6,471,495)
     -------------   -------------   --------     --------    -----------   ------------   ----------   ------------
      (181,156,936)   (196,447,918)    82,465      (68,120)    54,462,490    (81,529,325)  (5,204,526)   (85,169,888)
     -------------   -------------   --------     --------    -----------   ------------   ----------   ------------
     $(179,742,168)  $(196,260,704)  $ 93,223     $(69,785)   $54,627,320   $(82,845,188)  $2,595,675   $(81,199,174)
     =============   =============   ========     ========    ===========   ============   ==========   ============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE PERIOD ENDED JUNE 30, 2001
                                  (UNAUDITED)

                                                                     INTERMEDIATE
                                         MONEY            HIGH        GOVERNMENT        CORE                          VALUE &
                                        MARKET        QUALITY BOND       BOND           BOND          BALANCED         INCOME
                                    ---------------   ------------   ------------   -------------   ------------   --------------
FROM OPERATIONS:
  Net investment income (loss)....  $    14,966,529   $  7,702,441   $  6,628,895   $  19,545,182   $  7,539,544   $   16,804,724
  Net realized gains (losses) on
    securities....................           29,688        811,213        975,695      12,951,478    (25,268,444)      20,291,974
  Net realized gains on foreign
    currency transactions.........               --             --             --         991,604      1,031,826               --
  Net change in unrealized
    appreciation (depreciation) on
    securities....................               --      1,851,540       (645,917)    (16,158,724)    (2,348,807)     (40,408,688)
  Net change in unrealized
    appreciation (depreciation) on
    translation of assets and
    liabilities in foreign
    currencies....................               --             --             --         289,354         95,408               --
                                    ---------------   ------------   ------------   -------------   ------------   --------------
  Net increase (decrease) in net
    assets resulting from
    operations....................       14,996,217     10,365,194      6,958,673      17,618,894    (18,950,473)      (3,311,990)
                                    ---------------   ------------   ------------   -------------   ------------   --------------
FROM CAPITAL TRANSACTIONS:
  Proceeds from capital
    invested......................    2,368,885,895    106,164,989     68,308,653     191,287,175     95,096,394      502,281,363
  Value of capital withdrawn......   (2,250,495,263)   (76,362,883)   (45,747,199)   (136,688,090)   (76,913,056)    (420,485,857)
                                    ---------------   ------------   ------------   -------------   ------------   --------------
Net increase in net assets
  resulting from capital
  transactions....................      118,390,632     29,802,106     22,561,454      54,599,085     18,183,338       81,795,506
                                    ---------------   ------------   ------------   -------------   ------------   --------------
Net increase (decrease) in net
  assets..........................      133,386,849     40,167,300     29,520,127      72,217,979       (767,135)      78,483,516
NET ASSETS:
  Beginning of period.............      492,136,376    228,391,465    208,106,902     641,903,354    512,675,482    1,530,760,024
                                    ---------------   ------------   ------------   -------------   ------------   --------------
  End of period...................  $   625,523,225   $268,558,765   $237,627,029   $ 714,121,333   $511,908,347   $1,609,243,540
                                    ===============   ============   ============   =============   ============   ==============

---------------
(1) Commencement of Operations, April 27, 2001.

                         See notes to financial statements.

        GROWTH &          EQUITY        MID-CAP      MID-CAP        SPECIAL        AGGRESSIVE      HIGH YIELD    INTERNATIONAL
         INCOME           GROWTH       VALUE (1)    GROWTH (1)       EQUITY          EQUITY           BOND          EQUITY
     --------------   --------------   ----------   ----------   --------------   -------------   ------------   -------------
     $    1,414,768   $      187,214   $   10,758   $   (1,665)  $      164,830   $  (1,315,863)  $  7,800,201   $   3,970,714
        (91,961,476)     (67,970,256)      10,622        5,435       (6,739,785)    (38,525,987)    (7,294,323)     (1,576,556)
                 --               --           --           --               --              --             --       5,006,046
        (89,195,460)    (128,477,662)      71,843      (73,555)      61,202,275     (43,003,338)     2,089,797     (82,127,883)
                 --               --           --           --               --              --             --      (6,471,495)
     --------------   --------------   ----------   ----------   --------------   -------------   ------------   -------------
       (179,742,168)    (196,260,704)      93,223      (69,785)      54,627,320     (82,845,188)     2,595,675     (81,199,174)
     --------------   --------------   ----------   ----------   --------------   -------------   ------------   -------------
        370,045,711      494,155,883    5,000,000    5,000,000      631,506,948     251,091,031     81,019,935     851,144,210
       (341,188,118)    (275,701,971)          --           --     (614,565,734)   (202,710,917)   (59,411,258)   (779,776,881)
     --------------   --------------   ----------   ----------   --------------   -------------   ------------   -------------
         28,857,593      218,453,912    5,000,000    5,000,000       16,941,214      48,380,114     21,608,677      71,367,329
     --------------   --------------   ----------   ----------   --------------   -------------   ------------   -------------
       (150,884,575)      22,193,208    5,093,223    4,930,215       71,568,534     (34,465,074)    24,204,352      (9,831,845)
      1,172,093,970    1,226,091,994           --           --    1,311,523,517     435,760,615    139,986,593     650,534,093
     --------------   --------------   ----------   ----------   --------------   -------------   ------------   -------------
     $1,021,209,395   $1,248,285,202   $5,093,223   $4,930,215   $1,383,092,051   $ 401,295,541   $164,190,945   $ 640,702,248
     ==============   ==============   ==========   ==========   ==============   =============   ============   =============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                      STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                     INTERMEDIATE
                                        MONEY            HIGH         GOVERNMENT        CORE
                                       MARKET        QUALITY BOND        BOND           BOND          BALANCED
                                   ---------------   -------------   ------------   -------------   -------------
FROM OPERATIONS:
  Net investment income (loss)...  $    29,314,157   $  13,792,204   $ 10,779,553   $  34,656,489   $  15,479,999
  Net realized gains (losses) on
    securities...................          (67,275)       (928,956)    (1,175,814)     (6,258,597)     21,467,611
  Net realized gains (losses) on
    foreign currency
    transactions.................               --              --             --       1,742,454         973,263
  Net change in unrealized
    appreciation (depreciation)
    on securities................               --       5,362,978      7,545,274      25,482,630     (50,481,663)
  Net change in unrealized
    appreciation (depreciation)
    on translation of assets and
    liabilities in foreign
    currencies...................               --              --             --        (131,998)        (54,945)
                                   ---------------   -------------   ------------   -------------   -------------
  Net increase (decrease) in net
    assets resulting from
    operations...................       29,246,882      18,226,226     17,149,013      55,490,978     (12,615,735)
                                   ---------------   -------------   ------------   -------------   -------------
FROM CAPITAL TRANSACTIONS:
  Proceeds from capital
    invested.....................    4,719,786,561     201,746,083    101,446,257     310,389,458     161,503,829
  Value of capital withdrawn.....   (4,673,665,894)   (191,486,941)   (85,292,753)   (239,698,526)   (161,796,515)
                                   ---------------   -------------   ------------   -------------   -------------
Net increase (decrease) in net
  assets resulting from capital
  transactions...................       46,120,667      10,259,142     16,153,504      70,690,932        (292,686)
                                   ---------------   -------------   ------------   -------------   -------------
Net increase (decrease) in net
  assets.........................       75,367,549      28,485,368     33,302,517     126,181,910     (12,908,421)
NET ASSETS:
  Beginning of year..............      416,768,827     199,906,097    174,804,385     515,721,444     525,583,903
                                   ---------------   -------------   ------------   -------------   -------------
  End of year....................  $   492,136,376   $ 228,391,465   $208,106,902   $ 641,903,354   $ 512,675,482
                                   ===============   =============   ============   =============   =============

                       See notes to financial statements.

       VALUE &          GROWTH &          EQUITY           SPECIAL        AGGRESSIVE      HIGH YIELD      INTERNATIONAL
        INCOME           INCOME           GROWTH           EQUITY           EQUITY           BOND            EQUITY
    --------------   --------------   --------------   ---------------   -------------   -------------   ---------------
    $   28,937,450   $      930,730   $      624,589   $     1,247,715   $  (2,586,929)  $  11,850,960   $     5,122,459
       227,146,961       20,652,878      160,392,030       (21,112,860)    (76,209,353)    (13,489,024)       61,411,120
                --               --               --                --              --              --        (4,103,680)
      (125,869,818)    (264,216,793)    (390,697,827)      (42,015,957)     (4,157,209)     (3,632,506)     (195,760,810)
                --               --               --                --              --              --         7,281,804
    --------------   --------------   --------------   ---------------   -------------   -------------   ---------------
       130,214,593     (242,633,185)    (229,681,208)      (61,881,102)    (82,953,491)     (5,270,570)     (126,049,107)
    --------------   --------------   --------------   ---------------   -------------   -------------   ---------------
       979,034,715      765,251,073      682,313,817     1,527,325,564     693,788,609     122,748,617     2,013,445,843
      (993,123,514)    (592,760,361)    (493,409,769)   (1,324,955,226)   (435,048,925)   (102,481,862)   (1,829,576,284)
    --------------   --------------   --------------   ---------------   -------------   -------------   ---------------
       (14,088,799)     172,490,712      188,904,048       202,370,338     258,739,684      20,266,755       183,869,559
    --------------   --------------   --------------   ---------------   -------------   -------------   ---------------
       116,125,794      (70,142,473)     (40,777,160)      140,489,236     175,786,193      14,996,185        57,820,452
     1,414,634,230    1,242,236,443    1,266,869,154     1,171,034,281     259,974,422     124,990,408       592,713,641
    --------------   --------------   --------------   ---------------   -------------   -------------   ---------------
    $1,530,760,024   $1,172,093,970   $1,226,091,994   $ 1,311,523,517   $ 435,760,615   $ 139,986,593   $   650,534,093
    ==============   ==============   ==============   ===============   =============   =============   ===============

                             MONEY MARKET PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2001
                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              COMMERCIAL PAPER -- 89.72%
$10,186,000   American Express Credit Corp.,
                3.62%, 08/24/01..............  $ 10,129,666
  4,505,000   American General Finance Corp.,
                3.82%, 07/06/01..............     4,502,132
 25,000,000   American General Finance Corp.,
                3.82%, 07/18/01..............    24,952,250
  2,814,000   American Home Products Corp.,
                3.99%, 07/24/01..............     2,806,515
  9,341,000   American Home Products Corp.,
                3.95%, 08/10/01..............     9,298,978
 21,000,000   AT & T Corp., 4.79%,
                07/24/01.....................    20,932,940
  6,000,000   Avaya, Inc., 4.25%, 07/13/01...     5,990,792
 20,000,000   Bank One Corp., 4.00%,
                07/02/01.....................    19,995,555
  9,257,000   CIT Group Holdings, 3.96%,
                07/12/01.....................     9,244,781
 13,897,000   Coca Cola Enterprises, Inc.,
                3.57%, 09/05/01..............    13,804,666
  4,500,000   CSX Corp., 4.12%, 07/05/01.....     4,497,425
  5,900,000   Deere & Company, 4.70%,
                07/05/01.....................     5,896,149
  8,500,000   Deere & Company, 3.86%,
                08/03/01.....................     8,469,013
  6,000,000   Dominion Resources, Inc.,
                4.22%, 07/03/01..............     5,997,890
 14,893,000   E.I. Dupont de Nemours &
                Company, 3.87%, 07/17/01.....    14,865,783
 25,000,000   Edison Asset Securitization,
                3.82%, 08/10/01..............    24,891,236
 13,664,000   Enterprise Funding Corp.,
                3.80%, 07/16/01..............    13,640,923
 17,000,000   Ford Motor Credit Company,
                3.98%, 09/10/01..............    16,864,680
 10,000,000   Freddie Mac, 4.40%, 05/08/01...    10,000,000
 25,000,000   GE Capital International
                Funding, 3.62%, 08/23/01.....    24,864,250
 16,400,000   General Motors Acceptance
                Corp., 4.05%, 07/05/01.......    16,390,775
 10,000,000   General Motors Acceptance
                Corp., 4.404%, 08/01/01......    10,000,000
 18,000,000   Goldman Sachs Group, L.P.,
                3.96%, 07/10/01..............    17,980,200

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              COMMERCIAL PAPER (CONTINUED)
$20,500,000   Harley - Davidson Funding,
                3.65%, 07/27/01..............  $ 20,443,881
 17,073,000   Household International Corp.,
                3.88%, 07/27/01..............    17,023,318
    735,000   Kellogg Company, 3.85%,
                07/19/01.....................       733,506
 25,000,000   Lehman Brothers Holdings, Inc.,
                4.00%, 07/05/01..............    24,986,111
 18,000,000   Lockhart Funding, 4.05%,
                07/06/01.....................    17,987,850
  8,729,000   Lockhart Funding, 3.82%,
                07/31/01.....................     8,700,286
 25,000,000   Merrill Lynch & Company, Inc.,
                3.92%, 07/06/01..............    24,983,667
  2,000,000   Philip Morris Companies, Inc.,
                4.13%, 07/02/01..............     1,999,541
 16,000,000   Philip Morris Companies, Inc.,
                4.24%, 12/04/01..............    16,000,000
  6,000,000   Progress Energy, Inc., 4.20%,
                07/18/01.....................     5,987,400
 14,748,000   Qwest Corp., 4.00%, 09/27/01...    14,602,159
 19,621,000   Republic of Argentina, 0.00%,
                10/15/01.....................    19,378,981
  5,650,000   Sears, Roebuck & Company,
                4.03%, 07/23/01..............     5,635,453
  9,000,000   Textron Financial Corp., 4.01%,
                07/06/01.....................     8,993,985
 10,315,000   Textron Financial Corp., 3.94%,
                07/12/01.....................    10,301,453
 27,029,000   Three Pillars, 3.87%,
                07/02/01.....................    27,023,189
  8,328,000   Trident Capital Finance, 3.87%,
                07/11/01.....................     8,318,152
 20,000,000   Trident Capital Finance, 3.67%,
                08/23/01.....................    19,889,900
 12,284,000   Verizon Communications, Inc.,
                3.87%, 07/26/01..............    12,249,666
                                               ------------
              TOTAL COMMERCIAL PAPER
              (Cost $561,255,097)............   561,255,097
                                               ------------
              CERTIFICATES OF DEPOSIT -- 6.30%
 18,000,000   National Westminster Bank,
                6.78%, 09/10/01..............    17,999,505
 13,375,000   Vodafone AirTouch PLC, Floating
                Rate, 3.99%, 12/19/01 (+)....    13,382,043
  8,000,000   Vodafone AirTouch PLC, Floating
                Rate, 3.99%, 12/19/01 (+)....     8,008,036
                                               ------------
              TOTAL CERTIFICATES OF DEPOSIT
              (Cost $39,389,584).............    39,389,584
                                               ------------

                       See notes to financial statements.

                             MONEY MARKET PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SHORT-TERM CORPORATE NOTES -- 3.76%
$ 1,100,000   Banc One, Floating Rate, 3.85%,
                07/05/01 (+).................  $  1,100,000
  4,401,000   Capital One Funding Corp.,
                Floating Rate, 3.85%,
                07/05/01(+)..................     4,401,000
  9,000,000   Goldman Sachs Group, Floating
                Rate, 4.16%, 07/15/02(+).....     9,000,000
  9,000,000   Syndicated Loan Fund Trust,
                Floating Rate, 3.97%,
                04/12/02(+)..................     9,000,000
                                               ------------
              TOTAL SHORT-TERM CORPORATE
              NOTES
              (Cost $23,501,000).............    23,501,000
                                               ------------
              TOTAL SECURITIES
              (Cost $624,145,681)............   624,145,681
                                               ------------
              REPURCHASE AGREEMENT -- 0.00%
        641   With Investors Bank & Trust,
                dated 06/29/01, 3.08%, due
                07/02/01, repurchase proceeds
                at maturity $642,
                (Collateralized by Fannie Mae
                Adjustable Rate Mortgage,
                7.75%, due 11/01/23, with a
                value of $861) (Cost $641)...           641
                                               ------------
              Total Investments -- 99.78%
              (Cost $624,146,322)............   624,146,322
              Other assets less
              liabilities -- 0.22%...........     1,376,903
                                               ------------
              NET ASSETS -- 100.00%..........  $625,523,225
                                               ============
The aggregate cost of securities for federal income tax
purposes at June 30, 2001, is $624,146,322.

---------------
+ This interest rate is subject to change weekly based on the greater of the 30 day or 90 day Federal composite rate. The rate shown was in effect as of June 30, 2001.

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2001
                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES -- 91.83%
              BANKS -- 9.77%
$ 2,000,000   ABN Amro Bank NV, 7.25%,
                05/31/05.....................  $  2,087,162
  4,500,000   Bank of America Corp., 10.00%,
                02/01/03.....................     4,834,962
  3,000,000   Bank One Corp., 7.625%,
                08/01/05                          3,173,103
  5,000,000   LB Baden -- Wuerttemberg,
                7.875%, 04/15/04.............     5,342,940
  3,430,000   Midland Bank PLC, 8.625%,
                12/15/04.....................     3,726,427
  1,500,000   National Bank of Canada, Series
                B, 8.125%, 08/15/04..........     1,572,006
  5,000,000   RBSG Capital Corp., 10.125%,
                03/01/04.....................     5,500,295
                                               ------------
                                                 26,236,895
                                               ------------
              BROKERAGE -- 5.50%
  6,000,000   Bear Stearns & Company, Inc.,
                6.125%, 02/01/03.............     6,084,966
  3,000,000   Merrill Lynch & Company, 5.75%,
                11/04/02.....................     3,039,927
  2,500,000   Morgan Stanley Dean Witter &
                Company, 5.625%, 01/20/04....     2,509,290
  3,000,000   Paine Webber Group, 7.875%,
                02/15/03.....................     3,143,613
                                               ------------
                                                 14,777,796
                                               ------------
              FINANCE -- 16.87%
  4,000,000   Associates Corp. N.A., 7.80%,
                09/15/04.....................     4,244,244
  3,500,000   Associates Corp. N.A., 7.625%,
                04/27/05.....................     3,690,736
  2,000,000   Beneficial Corp., 6.35%,
                12/05/02.....................     2,035,222
  2,500,000   CIT Group, Inc., 7.50%,
                11/14/03.....................     2,615,362
  3,000,000   Copelco Capital Funding Corp.,
                Series 1999-B, Class A4,
                6.90%, 12/18/04..............     3,101,316
  3,000,000   General Electric Capital Corp.,
                Series MTNA, 5.16%,
                02/03/03.....................     3,023,985
  5,000,000   General Motors Acceptance
                Corp., Series MTN, 5.80%,
                03/12/03.....................     5,038,325
  2,000,000   Household Finance Corp., 7.00%,
                08/01/03.....................     2,060,214
  1,000,000   Household Finance Corp., 6.00%,
                05/01/04.....................     1,009,448
  5,000,000   International Lease Finance
                Corp., 6.75%, 11/03/03.......     5,164,345
  3,000,000   International Lease Finance
                Corp., Series MTNG, 8.15%,
                10/01/04.....................     3,235,971

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FINANCE (CONTINUED)
$ 6,000,000   John Deere Capital Corp.,
                Series MTND, 5.52%,
                04/30/04.....................  $  5,989,512
  1,360,000   Lehman Brothers Holdings,
                6.125%, 07/15/03.............     1,377,812
  1,323,668   Morgan Stanley Capital, Series
                1999-RM1, Class A1, 6.37%,
                12/15/31.....................     1,338,841
  1,310,620   Morgan Stanley Capital, Series
                1999-CAM1, Class A1, 6.54%,
                03/15/32.....................     1,340,241
     49,812   Pemex Exp Grantor Trust, Series
                95-A, 7.66%, 08/15/01........        50,664
                                               ------------
                                                 45,316,238
                                               ------------
              INSURANCE -- 1.89%
  5,000,000   Florida Windstorm
                Underwriting -- 144A, 6.50%,
                08/25/02.....................     5,077,890
                                               ------------
              MACHINERY -- 0.75%
  2,000,000   Ingersoll-Rand Company, 5.75%,
                02/14/03.....................     2,015,378
                                               ------------
              OIL, COAL AND GAS: PIPELINES -- 0.78%
  2,000,000   Enron Corp., 7.875%,
                06/15/03.....................     2,084,518
                                               ------------
              PRIVATE ASSET BACKED: BANKS -- 0.53
    275,171   Banc One Auto Grantor Trust,
                Series 1997, Class A, 6.27%,
                11/20/03.....................       275,560
  1,122,373   Banc One Auto Grantor Trust,
                Series 1997-B, Class A,
                6.29%, 07/20/04..............     1,131,861
                                               ------------
                                                  1,407,421
                                               ------------
              PRIVATE ASSET BACKED: CREDIT CARDS -- 4.28%
    900,000   Dayton Hudson Credit Card
                Master Trust, Series 97-1A,
                6.25%, 08/25/05..............       920,752
  2,500,000   J.C. Penney Master Credit Card
                Trust, Series E, Class A,
                5.50%, 06/15/07..............     2,528,220
  5,000,000   MBNA Master Credit Card Trust,
                Series 2000-B, Class A,
                Floating Rate, 4.095% (+),
                07/15/05.....................     5,004,490
  1,670,000   Sears Credit Account Master
                Trust, Series 1996-3, Class
                A, 7.00%, 07/15/08...........     1,739,095
  1,260,000   Travelers Bank Credit Card
                Master Trust, Series 1998-1,
                Class A, 6.00%, 01/18/05.....     1,287,205
                                               ------------
                                                 11,479,762
                                               ------------

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: FINANCE -- 8.24%
$ 5,500,000   BMW Vehicle Lease Trust, Series
                2000-A, Class A4, 6.67%,
                10/25/03.....................  $  5,679,910
  1,644,633   Copelco Capital Funding Corp.,
                Series 1998-A, Class A4,
                5.92%, 07/15/03..............     1,663,872
    967,711   Credit Suisse First Boston
                Mortgage Securities Corp.,
                Series 2001-CF2, Class A1,
                5.257%, 02/15/34.............       960,870
     18,330   Freddie Mac, Series MH1, Class
                A, 10.15%, 04/15/06..........        18,378
  2,173,553   Nations Credit Grantor Trust,
                Series 1997, Class A, 6.75%,
                08/15/13.....................     2,238,775
  2,000,000   Navistar Financial Corp. Owner
                Trust, Series 1999-1, Class
                A4, 4.99%, 08/15/05..........     2,008,834
  3,000,000   Navistar Financial Corp. Owner
                Trust, Series 2000-A, Class
                A3, 7.20%, 05/17/04..........     3,079,161
  1,161,442   Navistar Financial Corp. Owner
                Trust, Series 1998-A, Class
                A, 5.94%, 11/15/04...........     1,171,265
  5,000,000   Providian Master Trust, Series
                2000, Class A, 7.49%,
                08/17/09.....................     5,304,310
                                               ------------
                                                 22,125,375
                                               ------------
              PRIVATE ASSET BACKED: INSURANCE -- 0.42%
  1,036,595   Travelers Mortgage Securities
                Corp., Series 1, Class Z2,
                12.00%, 03/01/14.............     1,128,183
                                               ------------
              PRIVATE ASSET BACKED: OTHER -- 19.45%
  3,500,000   ANRC Auto Owner Trust, Series
                2000-A, Class A4, 7.15%,
                02/15/07.....................     3,651,960
  2,000,000   Asset Securitization Corp.,
                Series 1997-D4, Class A1C,
                7.42%, 04/14/27..............     2,092,832
  2,219,604   California Infrastructure,
                Series 1997, Class A4, 6.15%,
                03/25/04.....................     2,235,519
  5,000,000   California Infrastructure,
                Series 1997, Class A6, 6.38%,
                09/25/08.....................     5,048,085
  1,000,000   Chase Commercial Mortgage
                Securities Corp., Series
                1997-1, Class A2, 7.37%,
                06/19/29.....................     1,045,914

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: OTHER (CONTINUED)
$ 4,500,000   CIT Equipment Collateral,
                Series 2000, Class A3, 6.84%,
                06/20/04.....................  $  4,627,112
  5,900,000   CNH Equipment Trust, Series
                2000-B, Class A3, 6.88%,
                03/15/05.....................     6,078,925
  2,000,000   Countrywide Asset Backed
                Certificates, Series 2, Class
                AF2, 8.21%, 08/25/25.........     2,091,122
  1,359,178   DLJ Commercial Mortgage Corp.,
                Series 1998-CG1, Class A1A,
                6.11%, 06/10/31..............     1,368,282
  1,914,200   EQCC Home Equity Loan Trust,
                Series 1998-1, Class A6F,
                6.252%, 12/15/07.............     1,943,503
  2,050,000   First Union-Lehman Brothers
                Commercial Mortgage, Series
                1997-C1, Class A2, 7.30%,
                04/18/29.....................     2,140,895
  2,792,538   IMC Home Equity Loan Trust,
                Series 1997-3, Class A7,
                7.08%, 08/20/28..............     2,868,682
  2,000,000   Midstate Trust, Series 2, Class
                A4, 9.625%, 04/01/03.........     2,051,380
  5,166,602   PBG Equipment Trust, Series 1A,
                Class A, 6.27%, 01/20/12.....     5,284,292
  6,000,000   Residential Funding Mortgage
                Securities, Series 2000-HI2,
                Class AI3, 7.90%, 02/25/15...     6,232,908
  3,500,000   Vendee Mortgage Trust, Series
                1996-1, Class K, 6.75%,
                11/15/12.....................     3,480,715
                                               ------------
                                                 52,242,126
                                               ------------
              PRIVATE ASSET BACKED: PHARMACEUTICALS --0.79%
  2,027,782   Upjohn Company, Series A,
                9.79%, 02/01/04..............     2,130,732
                                               ------------
              PRIVATE ASSET BACKED: RECEIVABLES -- 10.57%
  4,000,000   Associates Automobile
                Receivables Trust, Series
                2000-1, Class A3, 7.30%,
                01/15/04.....................     4,115,800
  4,000,000   Chevy Chase Auto Receivables
                Trust, Series 2001-1, Class
                A3, 5.02%, 04/15/05..........     4,022,460
  1,738,621   Compass Auto Receivables Trust,
                Series 1998-A, Class A3,
                5.90%, 05/15/04..............     1,750,642
  5,000,000   Dealer Auto Receivable Trust,
                Series 2000-1, Class A3,
                7.07%, 05/17/04..............     5,154,900

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: RECEIVABLES (CONTINUED)
$   832,519   EAB Lease Receivables Trust,
                Series 1998-1, Class A3,
                5.66%, 09/15/02..............  $    834,601
  2,300,000   First Security Auto Owner
                Trust, Series 2000-2, Class
                A3, 6.83%, 07/15/04..........     2,366,003
    744,076   First Sierra Receivables,
                Series 1999-1, Class A3,
                5.54%, 06/15/02..............       745,402
  5,000,000   First Sierra Receivables,
                Series 1999-1, Class A4,
                5.73%, 09/15/04..............     5,073,625
  4,288,388   Textron Financial Corp.
                Receivables Trust, Series
                1998-A, Class A2, 5.89%,
                01/15/05.....................     4,326,774
                                               ------------
                                                 28,390,207
                                               ------------
              PRIVATE ASSET BACKED: TRANSPORTATION -- 3.87%
 10,002,277   Railcar Trust, Series 1992-1,
                Class A, 7.75%, 06/01/04.....    10,380,463
                                               ------------
              REAL ESTATE -- 1.50%
  3,000,000   EOP Operating LP, 6.375%,
                01/15/02.....................     3,022,911
  1,000,000   EOP Operating LP, 6.375%,
                02/15/03.....................     1,012,592
                                               ------------
                                                  4,035,503
                                               ------------
              REAL ESTATE INVESTMENT TRUST -- 2.74%
  2,000,000   Archstone Communities Trust,
                Series MTNA, 6.37%,
                10/15/01.....................     2,012,716
  1,330,000   Duke Realty Corp., 7.25%,
                09/22/02.....................     1,366,378
  1,945,000   HRPT Properties Trust, Class A,
                6.75%, 12/18/02..............     1,961,303
  2,000,000   Spieker Properties LP, Series
                MTN, 7.58%, 12/17/01.........     2,026,356
                                               ------------
                                                  7,366,753
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              RETAIL: SUPERMARKET -- 0.93%
$ 2,500,000   Supervalu, Inc., 7.80%,
                11/15/02.....................  $  2,504,862
                                               ------------
              SPECIAL PURPOSE ENTITY -- 1.60%
  4,000,000   First Union Corp., 9.375%,
                04/15/03.....................     4,285,768
                                               ------------
              TELECOMMUNICATIONS -- 1.35%
  3,500,000   Worldcom, Inc., 7.875%,
                05/15/03                          3,630,662
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
              (Cost $243,334,011)............   246,616,532
                                               ------------
              US GOVERNMENT AGENCY SECURITIES -- 4.11%
              FANNIE MAE -- 1.94%
  5,000,000   6.50%, 08/15/04................     5,199,345
     13,808   PL# 137455, 7.00%, 04/01/04....        13,871
                                               ------------
                                                  5,213,216
                                               ------------
              FREDDIE MAC -- 2.17%
  5,000,000   7.00%, 07/15/05................     5,283,795
    311,198   PL# 850082, 9.00%, 10/01/05....       326,413
    136,049   PL# D06777, 7.50%, 03/01/08....       136,523
     79,102   PL# 306816, 7.00%, 01/01/18....        79,551
                                               ------------
                                                  5,826,282
                                               ------------
              TOTAL US GOVERNMENT AGENCY
              SECURITIES (Cost
              $10,990,106)...................    11,039,498
                                               ------------
              FOREIGN GOVERNMENT OBLIGATIONS -- 1.94%
  3,000,000   Hydro Quebec, 7.49%,
                07/30/03.....................     3,146,694
  2,000,000   Hydro Quebec, 6.52%,
                02/23/06.....................     2,062,224
                                               ------------
              TOTAL FOREIGN GOVERNMENT
              OBLIGATIONS
              (Cost $5,186,639)..............     5,208,918
                                               ------------
              TOTAL SECURITIES
              (Cost $259,510,756)............   262,864,948
                                               ------------

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              REPURCHASE AGREEMENT -- 3.39%
$ 9,098,294   With Investors Bank & Trust,
                dated 06/29/01, 3.08%, due
                07/02/01, repurchase proceeds
                at maturity $9,100,629
                (Collateralized by Fannie
                Mae, 8.50%, 10/01/09, with a
                value of $405,384 and Fannie
                Mac Adjustable Rate Mortgage,
                7.885%, due 03/01/28, with a
                value of $9,147,838) (Cost
                $9,098,294)..................  $  9,098,294
                                               ------------
              Total Investments -- 101.27%
              (Cost $268,609,050)............   271,963,242
              Liabilities less other
              assets -- (1.27)%..............    (3,404,477)
                                               ------------
              NET ASSETS -- 100.00%..........  $268,558,765
                                               ============

The aggregate cost of securities for federal income tax
purposes
at June 30, 2001, is $268,609,050.
The following amount is based on cost for federal income
tax purposes:
    Gross unrealized appreciation..........  $  3,896,290
    Gross unrealized depreciation..........      (542,098)
                                             ------------
    Net unrealized appreciation............  $  3,354,192
                                             ============

---------------

(+) This interest rate is subject to change quarterly based on the London Interbank Offered Rate
      ("LIBOR"). The rate shown was the rate in effect at June 30, 2001.

                       See notes to financial statements.

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2001
                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US TREASURY
                SECURITIES -- 15.94%
              US TREASURY BONDS -- 2.65%
$ 3,000,000   6.125%, 08/15/29(a)............  $  3,111,306
  3,000,000   6.25%, 05/15/30(a).............     3,181,407
                                               ------------
                                                  6,292,713
                                               ------------
              US TREASURY NOTES -- 13.29%
 15,000,000   6.125%, 12/31/01(a)............    15,174,825
  5,000,000   5.625%, 12/31/02(a)............     5,107,520
  5,000,000   5.50%, 03/31/03(a).............     5,106,970
  4,000,000   6.50%, 10/15/06(a).............     4,254,200
  2,000,000   4.75%, 11/15/08................     1,931,812
                                               ------------
                                                 31,575,327
                                               ------------
              TOTAL US TREASURY SECURITIES
              (Cost $37,579,423).............    37,868,040
                                               ------------
              US GOVERNMENT AGENCY SECURITIES -- 46.20%
              FANNIE MAE -- 5.26%
  2,000,000   CMO, Series 94-75, 7.00%,
                01/25/03.....................     2,008,600
  3,000,000   5.125%, 02/13/04...............     3,014,199
  1,000,000   5.25%, 01/15/09................       954,715
  2,000,000   7.25%, 01/15/10................     2,148,092
  4,288,141   Series 96-M7, Class B, 6.8306%,
                06/17/11.....................     4,386,892
                                               ------------
                                                 12,512,498
                                               ------------
              FEDERAL HOME LOAN BANK -- 5.93%
  5,000,000   7.39%, 08/22/01................     5,024,320
  4,000,000   4.875%, 01/22/02...............     4,022,836
  3,000,000   Series 114, 5.125%, 02/26/02...     3,024,093
  2,000,000   5.50%, 01/21/03................     2,030,584
                                               ------------
                                                 14,101,833
                                               ------------
              FREDDIE MAC -- 14.91%
  7,000,000   5.625%, 03/20/06...............     6,956,348
  6,000,000   5.75%, 04/15/08................     5,955,486
 12,000,000   6.875%, 09/15/10...............    12,605,280
  3,000,000   CMO, Series 1574, 6.50%,
                02/15/21.....................     3,063,540
  5,300,000   CMO, Series 1500, 7.00%,
                06/15/22.....................     5,380,295
    261,783   CMO, Series 31, Floating Rate,
                4.21%(+), 08/25/23...........       260,927

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES
              (CONTINUED)
              FREDDIE MAC (CONTINUED)
$   174,098   CMO, Series 1710, Floating
                Rate, 4.50%(+), 02/15/24.....  $    173,981
  1,000,000   6.75%, 03/15/31................     1,026,022
                                               ------------
                                                 35,421,879
                                               ------------
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION --
              9.36%
        930   PL# 209631, 7.50%, 04/15/02....           946
     10,938   PL# 328000, 7.50%, 06/15/07....        11,405
      3,716   PL# 328084, 7.50%, 07/15/07....         3,874
      6,494   PL# 335542, 7.50%, 08/15/07....         6,771
     49,986   PL# 335995, 7.50%, 08/15/07....        52,120
     15,988   PL# 322072, 7.50%, 08/15/07....        16,670
     59,448   PL# 323189, 7.50%, 08/15/07....        61,986
     92,476   PL# 328188, 7.50%, 08/15/07....        96,424
    133,297   PL# 328192, 7.50%, 08/15/07....       138,988
     37,965   PL# 328200, 7.50%, 08/15/07....        39,586
    157,285   PL# 329060, 7.50%, 08/15/07....       164,001
    153,518   PL# 332267, 7.50%, 08/15/07....       160,072
     39,211   PL# 333320, 7.50%, 09/15/07....        40,885
     75,293   PL# 333709, 7.50%, 09/15/07....        78,508
    170,765   PL# 297619, 7.50%, 09/15/07....       178,057
    135,559   PL# 332704, 7.50%, 09/15/07....       141,347
    132,864   PL# 369749, 6.50%, 09/15/08....       134,192
    140,798   PL# 345975, 6.50%, 10/15/08....       142,205
    348,332   PL# 374726, 6.50%, 10/15/08....       351,812
    121,076   PL# 345973, 6.50%, 11/15/08....       122,286
     69,800   PL# 363874, 6.50%, 11/15/08....        70,497
    201,892   PL# 370448, 6.50%, 11/15/08....       203,909
    215,871   PL# 371094, 6.50%, 11/15/08....       218,027
    178,390   PL# 366531, 6.50%, 11/15/08....       180,172
  2,850,183   PL# 2483, 7.00%, 09/20/27......     2,866,691
  9,812,441   PL# 2631, 7.00%, 08/20/28......     9,869,275
  6,843,174   PL# 2645, 7.00%, 09/20/28......     6,882,810
                                               ------------
                                                 22,233,516
                                               ------------
              HOUSING AND URBAN DEVELOPMENT -- 2.15%
  5,000,000   Series 97-A, 6.23%, 08/01/02...     5,111,695
                                               ------------
              TENNESSEE VALLEY AUTHORITY -- 2.31%
  2,500,000   6.375%, 06/15/05(a)............     2,572,510
  3,000,000   Series G, 5.375%, 11/13/08.....     2,908,323
                                               ------------
                                                  5,480,833
                                               ------------

                       See notes to financial statements.

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 JUNE 30, 2001
                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES
              (CONTINUED)
              US GOVERNMENT GUARANTEED BOND -- 1.57%
$ 3,712,785   6.12%, 04/01/08................  $  3,724,629
                                               ------------
              US TREASURY INFLATION INDEX -- 4.71%
 10,947,000   3.625%, 01/15/08...............    11,193,308
                                               ------------
              TOTAL US GOVERNMENT AGENCY
              SECURITIES (Cost
              $108,647,300)..................   109,780,191
                                               ------------
              CORPORATE BONDS AND NOTES -- 8.95%
              CONSUMER GOODS AND SERVICES -- 0.41%
  1,000,000   Eastman Kodak Company, 6.375%,
                06/15/06.....................       987,709
                                               ------------
              FINANCIAL SERVICES -- 1.75%
  2,000,000   Ford Motor Credit Company,
                7.50%, 03/15/05..............     2,075,482
  2,000,000   General Electric Capital Corp.,
                Series MTNA, 6.75%,
                09/11/03.....................     2,079,350
                                               ------------
                                                  4,154,832
                                               ------------
              SHIPBUILDING -- 0.97%
  2,138,000   Sulphur Carriers, Series 2009,
                8.30%, 10/15/09..............     2,315,775
                                               ------------
              SPECIAL PURPOSE ENTITY -- 5.82%
  4,318,181   Overseas Private Invest, 7.45%,
                12/15/10.....................     4,516,428
  8,928,571   Overseas Private Invest, Series
                1997, 7.05%, 11/15/13........     9,304,643
                                               ------------
                                                 13,821,071
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
              (Cost $20,719,371).............    21,279,387
                                               ------------
              FOREIGN GOVERNMENT OBLIGATION -- 0.83%
  2,000,000   Republic of Italy, 5.25%,
                04/05/06 (Cost $1,990,532)...     1,964,856
                                               ------------
              SHORT TERM US GOVERNMENT AGENCY
              SECURITIES -- 14.24%
              FANNIE MAE -- 6.72%
  5,500,000   3.78%, 07/09/01................     5,494,803
  7,400,000   3.57%, 07/18/01................     7,386,791
  3,100,000   3.82%, 07/18/01................     3,094,079
                                               ------------
                                                 15,975,673
                                               ------------
              FEDERAL HOME LOAN BANK -- 3.07%
  7,300,000   3.84%, 07/13/01................     7,289,877
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SHORT TERM US GOVERNMENT AGENCY SECURITIES
              (CONTINUED)
              FREDDIE MAC -- 4.45%
$ 2,600,000   3.75%, 07/02/01................  $  2,599,459
  8,000,000   3.57%, 07/24/01................     7,980,960
                                               ------------
                                                 10,580,419
                                               ------------
              TOTAL SHORT TERM US GOVERNMENT
              AGENCY SECURITIES
              (Cost $33,845,969).............    33,845,969
                                               ------------
              COMMERCIAL PAPER -- 12.82%
  1,000,000   CSX Corp., 4.12%, 07/05/01.....       999,428
    600,000   Delphi Auto Systems Corp.,
                4.03%, 07/03/01..............       599,799
  1,200,000   Dominion Resources, Inc.,
                4.22%, 07/03/01..............     1,199,578
  1,000,000   Freddie Mac, 3.88%, 07/03/01...       999,677
 25,800,000   Freddie Mac, 3.89%, 07/03/01...    25,791,636
    870,000   Progress Energy, Inc., 4.13%,
                07/23/01.....................       867,707
                                               ------------
              TOTAL COMMERCIAL PAPER
              (Cost $30,457,825).............    30,457,825
                                               ------------
              TIME DEPOSITS -- 5.68%
  4,058,260   American Express Centurion
                Bank, 4.00%, 07/09/01(b).....     4,058,260
  1,420,391   Bank of Montreal, 3.99%,
                07/02/01(b)..................     1,420,391
  1,146,608   Bank of Montreal, 3.80%,
                07/12/01(b)..................     1,146,608
  1,420,391   Bank of Nova Scotia, 4.07%,
                07/13/01(b)..................     1,420,391
    376,188   Fleet National Bank, 4.21%,
                10/31/01(b)..................       376,188
  3,449,521   Keybank, 4.13%, 07/02/01(b)....     3,449,521
  1,217,478   Royal Bank of Canada, 4.00%,
                07/02/01(b)..................     1,217,478
    405,826   Toronto Dominion Bank, 4.06%,
                07/02/01(b)..................       405,826
                                               ------------
              TOTAL TIME DEPOSITS
              (Cost $13,494,663).............    13,494,663
                                               ------------
              SHORT TERM CORPORATE NOTES -- 8.33%
  1,217,478   American Express Centurion
                Bank, Floating Rate,
                4.01%(+), 10/05/01(b)........     1,217,478
  1,014,565   Branch Banking & Trust,
                Floating Rate, 3.86%(+),
                11/20/01(b)..................     1,014,565

                       See notes to financial statements.

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 JUNE 30, 2001
                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SHORT TERM CORPORATE NOTES (CONTINUED)
$ 4,058,260   Credit Suisse First Boston
                Corp., Floating Rate,
                4.23%(+), 05/07/02(b)........  $  4,058,260
    464,565   First Union National Bank,
                Floating Rate, 4.00%(+),
                03/12/02(b)..................       464,565
  2,029,130   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                4.23%(+), 07/05/01(b)........     2,029,130
  5,000,000   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                4.23%(+), 10/01/01(b)........     5,000,000
  6,000,000   Prudential Securities, Inc.,
                Floating Rate, 4.40%(+),
                09/06/01(b)..................     6,000,000
                                               ------------
              TOTAL SHORT TERM CORPORATE
                NOTES
              (Cost $19,783,998).............    19,783,998
                                               ------------
  SHARES
  ------
              REGULATED INVESTMENT COMPANIES -- 0.84%
    811,652   Dreyfus Cash Management Plus
                Fund(b)......................       811,652
  1,197,187   Merrimac Cash Fund -- Premium
                Class(b).....................     1,197,187
                                               ------------
              TOTAL REGULATED INVESTMENT
              COMPANIES (Cost $2,008,839)         2,008,839
                                               ------------
              TOTAL SECURITIES
              (Cost $268,527,920)............   270,483,768
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              REPURCHASE AGREEMENT -- 0.03%
$    73,927   With Investors Bank & Trust,
                dated 06/29/01, 3.08%, due
                07/02/01, repurchase proceeds
                at maturity $73,946
                (Collateralized by Fannie
                Mae, 6.269%, due 05/01/08,
                with a value of $77,623)
                (Cost $73,927)...............  $     73,927
                                               ------------
              Total Investments -- 113.86%
              (Cost $268,601,847)............  $270,557,695
              Liabilities less other
              assets -- (13.86)%.............   (32,930,666)
                                               ------------
              NET ASSETS -- 100.00%..........  $237,627,029
                                               ============

The aggregate cost of securities for federal income tax purposes at June 30, 2001, is $268,601,847.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation.........  $  3,004,967
    Gross unrealized depreciation.........    (1,049,119)
                                            ------------
    Net unrealized appreciation...........  $  1,955,848
                                            ============

---------------

(a)   All or part of this security is on loan.
(b)   Collateral for securities on loan.
(+) This interest rate is subject to change monthly based on the London Interbank Offered Rate
      ("LIBOR"). The rate shown was the rate in effect at June 30, 2001.

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2001
                                  (UNAUDITED)

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              US TREASURY SECURITIES -- 18.70%
              US TREASURY BONDS -- 2.96%
$20,330,000   6.25%, 08/15/23(a)...........  $   21,159,484
                                             --------------
              US TREASURY NOTES -- 13.75%
 17,080,000   4.25%, 03/31/03(a)...........      17,088,079
 27,690,000   5.625%, 05/15/08(a)..........      28,256,787
 49,220,000   6.50%, 02/15/10(a)...........      52,876,849
                                             --------------
                                                 98,221,715
                                             --------------
              US TREASURY STRIPS -- 1.99%
 17,160,000   0.00%, 05/15/05..............      14,180,320
                                             --------------
              TOTAL US TREASURY SECURITIES
              (Cost $133,744,373)..........     133,561,519
                                             --------------
              US GOVERNMENT AGENCY SECURITIES -- 34.82%
              FANNIE MAE -- 25.01%
  6,600,000   4.625%, 05/15/03.............       6,610,930
  7,180,000   5.50%, 02/15/06..............       7,171,039
 16,290,000   5.50%, 05/02/06..............      16,263,219
 17,200,000   6.00%, 05/15/11(a)...........      17,002,062
  7,850,000   6.625%, 11/15/30.............       7,934,537
  9,800,000   TBA, 6.00%, 07/01/16.........       9,649,942
  9,600,000   TBA, 7.00%, 07/01/16.........       9,768,000
 54,950,000   TBA, 7.00%, 07/01/31.........      55,173,207
 51,100,000   TBA, 6.00%, 07/01/31.........      49,040,057
                                             --------------
                                                178,612,993
                                             --------------
              GOVERNMENT NATIONAL MORTGAGE
              ASSOCIATION -- 9.81%
 13,140,000   TBA, 6.50%, 07/15/31.........      12,996,275
 28,000,000   TBA, 7.50%, 07/15/31.........      28,700,000
 27,330,000   TBA, 8.00%, 07/15/31.........      28,320,712
                                             --------------
                                                 70,016,987
                                             --------------
              TOTAL US GOVERNMENT AGENCY
              SECURITIES (Cost
              $249,415,296)................     248,629,980
                                             --------------
              CORPORATE BONDS AND NOTES -- 61.04%
              ADVERTISING -- 0.10%
    700,000   Lamar Media Corp., 8.625%,
                09/15/07...................         714,000
                                             --------------
              AEROSPACE -- 0.08%
    550,000   BE Aerospace, Inc. -- 144A,
                8.875%, 05/01/11...........         544,500
                                             --------------
              AUTOMOBILES -- 0.54%
  4,000,000   Ford Motor Company, 7.45%,
                07/16/31...................       3,839,272
                                             --------------

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              BANKS -- 0.97%
$ 5,000,000   JP Morgan Chase & Company,
                6.75%, 02/01/11............  $    5,006,975
  1,800,000   Wells Fargo Company, 7.25%,
                08/24/05...................       1,890,616
                                             --------------
                                                  6,897,591
                                             --------------
              BROADCAST SERVICES -- 0.87%
  6,000,000   Clear Channel Communications,
                Inc., 7.25%, 09/15/03......       6,199,734
                                             --------------
              BUILDING & CONSTRUCTION -- 0.28%
  1,000,000   D.R. Horton, Inc., 8.00%,
                02/01/09...................         965,000
  1,000,000   KB Home, 9.50%, 02/15/11.....       1,005,000
                                             --------------
                                                  1,970,000
                                             --------------
              CHEMICALS -- 0.28%
  1,000,000   Lyondell Chemical Company,
                Series B, 9.875%,
                05/01/07...................         992,500
  1,000,000   Scotts Company, 8.625%,
                01/15/09...................       1,010,000
                                             --------------
                                                  2,002,500
                                             --------------
              COMPUTER AND OFFICE EQUIPMENT -- 1.90%
  3,000,000   International Business
                Machines Corp., 6.50%,
                01/15/28...................       2,818,680
  4,500,000   Sun Microsystems, Inc.,
                7.35%, 08/15/04............       4,622,360
  6,000,000   Sun Microsystems, Inc.,
                7.65%, 08/15/09............       6,096,996
                                             --------------
                                                 13,538,036
                                             --------------
              CONSUMER GOODS AND SERVICES -- 1.02%
  7,000,000   Procter & Gamble Company,
                6.875%, 09/15/09(a)........       7,264,929
                                             --------------
              ENVIRONMENTAL MANAGEMENT SERVICES -- 0.35%
  2,500,000   Waste Management, Inc.,
                6.375%, 12/01/03...........       2,504,382
                                             --------------
              FINANCE -- 9.36%
  7,000,000   Boeing Capital Corp., 5.65%,
                05/15/06...................       6,936,188
  7,000,000   Caterpillar Financial Service
                Corp., 5.95%, 05/01/06.....       6,988,646
  3,000,000   Citigroup, Inc., 7.25%,
                10/01/10...................       3,120,654
  7,000,000   Countrywide Home Loan, Series
                MTNJ, 5.25%, 06/15/04......       6,974,681

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FINANCE (CONTINUED)
$10,000,000   Ford Motor Credit Company,
                Floating Rate, 4.068%(+),
                03/17/03...................  $    9,953,510
  3,000,000   Goldman Sachs Group, Inc.,
                6.875%, 01/15/11...........       2,983,182
  6,500,000   Household Finance Corp.,
                6.50%, 01/24/06............       6,587,724
  4,000,000   Merrill Lynch & Company,
                Series MTNB, 5.35%,
                06/15/04...................       3,987,908
  7,000,000   Morgan Stanley Dean Witter &
                Company, 6.75%, 04/15/11...       6,951,462
  6,000,000   Verizon Global Funding
                Corp. -- 144A, 6.75%,
                12/01/05...................       6,157,230
  6,000,000   Verizon Global Funding
                Corp. -- 144A, 7.75%,
                12/01/30...................       6,171,162
                                             --------------
                                                 66,812,347
                                             --------------
              FOOD AND BEVERAGES -- 1.74%
  5,800,000   ConAgra Foods, Inc., 7.50%,
                09/15/05...................       6,019,594
  6,200,000   Diageo Capital PLC, 6.625%,
                06/24/04...................       6,404,898
                                             --------------
                                                 12,424,492
                                             --------------
              LEISURE AND RECREATION -- 0.75%
  1,000,000   Anchor Gaming, Inc., 9.875%,
                10/15/08...................       1,062,500
  1,000,000   Argosy Gaming Company,
                10.75%, 06/01/09...........       1,075,000
  1,000,000   HMH Properties, Series B,
                7.875%, 08/01/08...........         960,000
  1,000,000   Park Place Entertainment,
                9.375%, 02/15/07...........       1,051,250
  1,250,000   Starwood Hotels & Resorts,
                6.75%, 11/15/05............       1,214,475
                                             --------------
                                                  5,363,225
                                             --------------
              MANUFACTURING -- 0.14%
  1,000,000   American Standard, Inc.,
                7.375%, 02/01/08...........         987,500
                                             --------------
              MEDIA -- 4.42%
  1,000,000   Adelphia Communications,
                10.875%, 10/01/10..........       1,012,500
  7,000,000   AOL Time Warner, Inc.,
                7.625%, 04/15/31(a)........       7,026,943
  1,000,000   CSC Holdings, Inc., Series B,
                8.125%, 07/15/09...........         992,958

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              MEDIA (CONTINUED)
$ 3,000,000   TCI Communications, Inc.,
                6.375%, 05/01/03...........  $    3,046,407
  7,000,000   Time Warner, Inc., 7.75%,
                06/15/05(a)................       7,368,599
  5,000,000   Viacom, Inc., 7.70%,
                07/30/10...................       5,272,660
  7,000,000   Walt Disney Company, Series
                MTN, 4.875%, 07/02/04......       6,877,472
                                             --------------
                                                 31,597,539
                                             --------------
              MEDICAL AND OTHER HEALTH SERVICES -- 0.46%
  1,250,000   HCA -- The Healthcare
                Company, 8.75%, 09/01/10...       1,326,616
    900,000   Health Net, Inc. -- 144A,
                8.375%, 04/15/11...........         902,266
  1,000,000   HealthSouth Corp., 10.75%,
                10/01/08...................       1,080,000
                                             --------------
                                                  3,308,882
                                             --------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 0.07%
    500,000   Owens & Minor, Inc. -- 144A,
                8.50%, 07/15/11............         503,750
                                             --------------
              METALS AND MINING -- 0.88%
  6,000,000   Alcoa, Inc., 7.375%,
                08/01/10...................       6,325,170
                                             --------------
              OIL, COAL AND GAS -- 4.05%
  3,000,000   Alberta Energy Corp. Ltd.,
                7.65%, 09/15/10............       3,161,502
  7,000,000   Alberta Energy Corp. Ltd.,
                8.125%, 09/15/30...........       7,544,810
  5,000,000   Anadarko Finance Company --
                144A, 6.75%, 05/01/11......       4,986,440
  1,250,000   Chesapeake Energy Corp. --
                144A, 8.125%, 04/01/11.....       1,168,750
  4,200,000   Coastal Corp., 7.75%,
                06/15/10...................       4,296,163
  6,000,000   Phillips Petroleum Company,
                8.75%, 05/25/10............       6,828,306
  1,000,000   Vintage Petroleum -- 144A,
                7.875%, 05/15/11...........         970,000
                                             --------------
                                                 28,955,971
                                             --------------
              OIL, COAL AND GAS: PIPELINES -- 1.30%
  3,000,000   Duke Energy Field Services,
                7.875%, 08/16/10...........       3,146,370
  6,000,000   Enron Corp., 6.50%,
                08/01/02...................       6,114,216
                                             --------------
                                                  9,260,586
                                             --------------

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PAPER AND FOREST PRODUCTS -- 1.02%
$ 7,000,000   International Paper Company,
                8.00%, 07/08/03............  $    7,322,917
                                             --------------
              PRIVATE ASSET BACKED: AUTOMOBILES -- 2.93%
  7,000,000   Daimler Chrysler Auto Trust,
                Series 01A, Class A3,
                5.16%, 01/06/05............       7,051,653
 13,700,000   Honda Auto Receivables Owner
                Trust, Series 01, Class A3,
                5.36%, 09/20/04............      13,855,125
                                             --------------
                                                 20,906,778
                                             --------------
              PRIVATE ASSET BACKED: BANKS -- 0.96%
  6,818,236   Washington Mutual, Inc.,
                Series 00-A1, Class A1,
                Floating Rate, 4.379%(+),
                06/25/24...................       6,840,702
                                             --------------
              PRIVATE ASSET BACKED: CREDIT CARDS -- 4.03%
 14,000,000   BA Credit Master Card Trust,
                Series 98-A, Class A,
                Floating Rate, 4.09%(+),
                04/15/05...................      14,011,942
  1,800,000   MBNA Corp., Series 00-B,
                Class C, Floating Rate,
                4.67%(+), 07/15/05.........       1,798,272
 13,000,000   Nextcard Credit Card Master
                Trust, Series 01-A, Class
                A, Floating Rate, 4.18%(+),
                04/16/07...................      13,000,000
                                             --------------
                                                 28,810,214
                                             --------------
              PRIVATE ASSET BACKED: FINANCE -- 14.42%
  9,508,466   ABSC Long Beach Home Equity
                Loan Trust, Series 00-LB1,
                Class AV, Floating Rate,
                4.34%(+), 08/21/30.........       9,513,163
  2,095,002   Bear Stearns Commercial
                Mortgage Securities, Series
                01, Class A1, 6.08%,
                02/15/35...................       2,073,621
 10,272,408   Chase Funding Mortgage Loan,
                Series 00-3, Class IIA1,
                Floating Rate, 3.30%(+),
                10/25/30...................      10,264,426
 10,800,000   Distribution Financial
                Services Floorplan Master
                Trust, Series 00-1A,
                Floating Rate, 4.29%(+),
                04/15/05...................      10,819,084
 16,000,000   Fannie Mae, Series 00-40,
                Class F, Floating Rate,
                4.30%(+), 12/25/22.........      15,994,736

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: FINANCE (CONTINUED)
$ 8,493,399   First Union National Bank --
                Bank of America, Series
                01-C1, Class A1, 5.711%,
                03/15/33...................  $    8,283,487
  8,512,306   GMAC Commercial Mortgage
                Securities, Inc., Series
                01-C1, Class A1, 5.99%,
                04/15/34...................       8,415,500
 11,400,000   GMAC SWIFT, Series 01-A7,
                Class A, Floating Rate,
                4.07%(+), 03/15/06.........      11,403,124
  7,718,974   Medallion Trust, Series
                00-1G, Class A1, Floating
                Rate, 4.97%(+), 07/12/31...       7,726,693
  6,881,859   PNC Mortgage Acceptance
                Corp., Series 01-C1, Class
                A1, 5.91%, 03/12/34........       6,735,041
 11,731,937   Sallie Mae Student Loan
                Trust, Series 00-1, Class
                A1L, Floating Rate,
                4.47%(+), 10/27/08.........      11,746,485
                                             --------------
                                                102,975,360
                                             --------------
              PUBLISHING -- 0.16%
  1,250,000   Primedia, Inc. -- 144A,
                8.875%, 05/15/11...........       1,156,250
                                             --------------
              RETAIL -- 2.84%
  7,000,000   Safeway, Inc., 6.50%,
                03/01/11...................       6,824,090
  7,000,000   Target Corp., 6.35%,
                01/15/11...................       6,911,170
  6,000,000   Wal-Mart Stores, Inc., 7.55%,
                02/15/30...................       6,532,572
                                             --------------
                                                 20,267,832
                                             --------------
              RETAIL: RESTAURANTS -- 0.18%
  1,250,000   Tricon Global Restaurants,
                Inc., 8.875%, 04/15/11.....       1,281,250
                                             --------------
              SPECIAL PURPOSE ENTITY -- 0.43%
  3,000,000   Osprey Trust -- 144A, 7.797%,
                01/15/03...................       3,063,432
                                             --------------
              TELECOMMUNICATIONS -- 3.57%
  8,000,000   British Telecom PLC, Floating
                Rate, 5.185%(+),
                12/15/03...................       8,093,240
  1,000,000   Insight Midwest -- 144A,
                10.50%, 11/01/10(a)........       1,055,000
  1,250,000   Rogers Wireless,
                Inc. -- 144A, 9.625%,
                05/01/11...................       1,256,250

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              TELECOMMUNICATIONS (CONTINUED)
$ 3,000,000   Telus Corp., 8.00%,
                06/01/11...................  $    3,066,666
  5,300,000   Worldcom, Inc., Floating
                Rate, 4.305%(+),
                11/26/01...................       5,287,852
  6,900,000   Worldcom, Inc., 7.50%,
                05/15/11...................       6,718,185
                                             --------------
                                                 25,477,193
                                             --------------
              UTILITIES: ELECTRIC -- 0.94%
    750,000   AES Corp., 9.50%, 06/01/09...         765,000
  1,000,000   CMS Energy, 9.875%,
                10/15/07...................       1,042,398
  5,000,000   Exelon Corp., 6.75%,
                05/01/11...................       4,921,890
                                             --------------
                                                  6,729,288
                                             --------------
              TOTAL CORPORATE BONDS AND
              NOTES (Cost $433,875,294)....     435,845,622
                                             --------------
              FOREIGN GOVERNMENT OBLIGATIONS -- 1.59%
  6,000,000   Austria Government Bond,
                3.40%, 10/20/04............       4,906,698
  7,400,000   Republic of France OAT,
                5.50%, 10/25/07............       6,468,184
                                             --------------
              TOTAL FOREIGN GOVERNMENT
              OBLIGATIONS (Cost
              $12,164,760).................      11,374,882
                                             --------------
              SHORT TERM US GOVERNMENT AGENCY
              SECURITIES -- 5.58%
              FREDDIE MAC
 40,000,000   3.79%, 07/31/01
                (Cost $39,869,456).........      39,869,456
                                             --------------
              COMMERCIAL PAPER -- 1.21%
  8,600,000   American General Corp.,
                4.02%, 07/12/01 (Cost
                $8,600,000)................       8,600,000
                                             --------------
  SHARES
  ------
              REGULATED INVESTMENT COMPANIES -- 1.12%
  3,230,497   Dreyfus Cash Management Plus
                Fund(b)....................       3,230,497
  4,764,983   Merrimac Cash Fund -- Premium
                Class(b)...................       4,764,983
                                             --------------
              TOTAL REGULATED INVESTMENT
              COMPANIES (Cost
              $7,995,480)..................       7,995,480
                                             --------------
 PRINCIPAL
 ---------
              TIME DEPOSITS -- 8.10%
$ 9,867,400   American Express Centurion
                Bank, 4.00%, 07/09/01(b)...       9,867,400
  5,494,621   Bank of Montreal, 3.99%,
                07/02/01(b)................       5,494,621

 PRINCIPAL                                       VALUE
 ---------                                   --------------

              TIME DEPOSITS (CONTINUED)
$10,615,295   Bank of Montreal, 3.80%,
                07/12/01(b)................  $   10,615,295
  5,494,621   Bank of Nova Scotia, 4.07%,
                07/13/01(b)................       5,494,621
  6,775,652   Fleet National Bank, 4.21%,
                07/02/01(b)................       6,775,652
 13,344,079   Keybank, 4.13%,
                07/02/01(b)................      13,344,079
  4,709,675   Royal Bank of Canada, 4.00%,
                07/02/01(b)................       4,709,675
  1,569,892   Toronto Dominion Bank, 4.06%,
                07/02/01(b)................       1,569,892
                                             --------------
              TOTAL TIME DEPOSITS
              (Cost $57,871,235)...........      57,871,235
                                             --------------
              SHORT TERM CORPORATE NOTES -- 10.21%
  7,996,412   American Express Centurion
                Bank, Floating Rate,
                4.01%(+), 10/05/01(b)......       7,996,412
  3,472,276   Branch Banking & Trust,
                Floating Rate, 3.86%(+),
                11/20/01(b)................       3,472,276
 16,152,486   Credit Suisse First Boston
                Corp., Floating Rate,
                4.23%(+), 05/07/02(b)......      16,152,486
  1,852,707   First Union National Bank,
                Floating Rate, 4.00%(+),
                03/12/02(b)................       1,852,707
  9,076,244   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                4.23%(+), 07/05/01(b)......       9,076,244
 19,860,728   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                4.23%(+), 10/01/01(b)......      19,860,728
 14,500,000   Prudential Securities, Inc.,
                Floating Rate, 4.40%(+),
                09/06/01(b)................      14,500,000
                                             --------------
              TOTAL SHORT TERM CORPORATE
              NOTES (Cost $72,910,853).....      72,910,853
                                             --------------
              TOTAL SECURITIES
              (Cost $1,016,446,747)........   1,016,659,027
                                             --------------

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              REPURCHASE AGREEMENT -- 3.25%
$23,218,371   With Investors Bank & Trust,
                dated 06/29/01, 3.08%, due
                07/02/01, repurchase
                proceeds at maturity
                $23,224,330 (Collateralized
                by Freddie Mac, 4.93%, due
                02/15/08, with a value of
                $14,162,978 and Freddie
                Mac, 7.00%, due 06/15/11,
                with a value of
                $10,216,312)
                (Cost $23,218,371).........  $   23,218,371
                                             --------------
              Total Investments -- 145.62%
              (Cost $1,039,665,118)........   1,039,877,398
              Liabilities less other
              assets -- (45.62)%...........    (325,756,065)
                                             --------------
              NET ASSETS -- 100.00%........  $  714,121,333
                                             ==============


The aggregate cost of securities for federal income tax
purposes at June 30, 2001, is $1,039,665,118.
The following amount is based on costs for federal income
tax purposes:
    Gross unrealized appreciation...........  $ 5,675,920
    Gross unrealized depreciation...........   (5,463,640)
                                              -----------
    Net unrealized appreciation.............  $   212,280
                                              ===========

---------------

(a)       All or part of this security is on loan.
(b)       Collateral for securities on loan.
(+) This interest rate is subject to change monthly based on the London Interbank Offered Rate
          ("LIBOR"). The rate shown was in effect at June
          30, 2001.
TBA To be assigned. Securities are purchased on a forward commitment basis with approximate principal amount (generally +/- 1.0%) and general stated maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK -- 61.18%
              ADVERTISING -- 0.08%
      4,600   Omnicom Group, Inc. ...........  $    395,600
                                               ------------
              AEROSPACE -- 1.19%
     50,800   Boeing Company.................     2,824,480
     12,100   General Dynamics Corp. ........       941,501
      3,400   Goodrich Corp. ................       129,132
     24,900   Lockheed Martin Corp. .........       922,545
      2,500   Northrop Grumman Corp. ........       200,250
      5,900   Raytheon Company(a)............       156,645
     12,500   United Technologies Corp. .....       915,750
                                               ------------
                                                  6,090,303
                                               ------------
              AGRICULTURAL EQUIPMENT -- 0.05%
      6,600   Deere & Company................       249,810
                                               ------------
              AIRLINES -- 0.12%
      2,600   AMR Corp.(c)...................        93,938
      3,400   Delta Air Lines, Inc. .........       149,872
     19,550   Southwest Airlines Company,
                Inc. ........................       361,480
                                               ------------
                                                    605,290
                                               ------------
              APPAREL -- 0.03%
      1,400   Liz Claiborne, Inc. ...........        70,630
      2,800   V. F. Corp. ...................       101,864
                                               ------------
                                                    172,494
                                               ------------
              AUTOMOTIVE EQUIPMENT -- 0.24%
      4,000   AutoZone, Inc.(c)..............       150,000
     32,600   Delphi Automotive Systems
                Corp. .......................       519,318
      5,300   Genuine Parts Company..........       166,950
      2,500   Johnson Controls, Inc. ........       181,175
      2,800   TRW, Inc. .....................       114,800
      4,146   Visteon Corp. .................        76,203
                                               ------------
                                                  1,208,446
                                               ------------
              BANKS -- 4.55%
      9,400   AmSouth Bancorp................       173,806
     72,900   Bank of America Corp. .........     4,376,187
     19,600   Bank of New York Company,
                Inc. ........................       940,800
     31,600   Bank One Corp. ................     1,131,280
     10,900   BB&T Corp. ....................       400,030
      4,840   Charter One Financial, Inc. ...       154,396
      7,500   Comerica, Inc. ................       432,000
     15,698   Fifth Third Bancorp............       942,665
     27,200   First Union Corp. .............       950,368
     28,302   FleetBoston Financial Corp. ...     1,116,514
      6,800   Golden West Financial Corp. ...       436,832

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              BANKS (CONTINUED)
      6,800   Huntington Bancshares, Inc. ...  $    111,180
     55,800   J.P. Morgan Chase & Company....     2,488,680
     11,600   KeyCorp. ......................       302,180
     14,100   Mellon Financial Corp. ........       648,600
     16,600   National City Corp. ...........       510,948
      5,600   Northern Trust Corp. ..........       350,000
      7,500   PNC Financial Services Group...       493,425
      5,500   Regions Financial Corp. .......       176,000
      9,100   SouthTrust Corp. ..............       236,600
      9,800   State Street Corp. ............       485,002
      7,300   SunTrust Banks, Inc. ..........       472,894
      8,000   Synovus Financial Corp. .......       251,040
      3,100   Union Planters Corp. ..........       135,160
     51,832   U.S. Bancorp...................     1,181,251
      5,200   Wachovia Corp. ................       369,980
     49,500   Washington Mutual, Inc. .......     1,858,725
     46,600   Wells Fargo & Company..........     2,163,638
                                               ------------
                                                 23,290,181
                                               ------------
              BUILDING MATERIALS -- 0.06%
     12,200   Masco Corp. ...................       304,512
                                               ------------
              BUSINESS SERVICES -- 0.39%
      4,100   Convergys Corp.(c).............       124,025
      3,800   Ecolab, Inc. ..................       155,686
     10,900   First Data Corp. ..............       700,325
      7,000   Fiserv, Inc.(c)................       447,860
      5,100   Paychex, Inc. .................       204,000
      7,100   Robert Half International,
                Inc.(c)......................       176,719
      3,200   TMP Worldwide, Inc.(a)(c)......       192,000
                                               ------------
                                                  2,000,615
                                               ------------
              CHEMICALS -- 0.56%
      6,400   Air Products and Chemicals,
                Inc. ........................       292,800
      1,500   Ashland, Inc. .................        60,150
      2,300   Eastman Chemical Company.......       109,549
     30,700   E. I. du Pont de Nemours and
                Company......................     1,480,968
      3,100   Engelhard Corp. ...............        79,949
      1,000   FMC Corp.(c)...................        68,560
      1,700   Great Lakes Chemical Corp. ....        52,445
      2,900   International Flavors &
                Fragrances, Inc. ............        72,877
      4,400   PPG Industries, Inc. ..........       231,308

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              CHEMICALS (CONTINUED)
      4,400   Praxair, Inc. .................  $    206,800
      5,800   Rohm and Haas Company..........       190,820
      1,200   Sigma-Aldrich Corp. ...........        46,344
                                               ------------
                                                  2,892,570
                                               ------------
              COMMUNICATIONS EQUIPMENT -- 0.50%
      7,600   Comverse Technology, Inc.(c)...       433,960
     25,700   Corning, Inc. .................       429,447
     17,100   JDS Uniphase Corp.(c)..........       213,750
     21,200   QUALCOMM, Inc.(c)..............     1,239,776
      6,100   Scientific-Atlanta, Inc. ......       247,660
                                               ------------
                                                  2,564,593
                                               ------------
              COMPUTERS AND OFFICE EQUIPMENT -- 2.27%
      8,100   Apple Computer, Inc.(c)........       188,325
      2,900   Avery Dennison Corp. ..........       148,045
     48,100   Compaq Computer Corp. .........       745,069
     72,600   Dell Computer Corp.(c).........     1,898,490
      7,600   Gateway, Inc.(a)(c)............       125,020
     25,200   Hewlett-Packard Company........       720,720
     50,300   International Business Machines
                Corp. .......................     5,683,900
      3,400   Lexmark International,
                Inc.(c)......................       228,650
      8,800   Network Appliance, Inc.(c).....       120,560
      6,600   Pitney Bowes, Inc. ............       277,992
     95,000   Sun Microsystems, Inc.(c)......     1,493,400
                                               ------------
                                                 11,630,171
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 4.72%
      6,200   Adobe Systems, Inc. ...........       291,400
      1,200   Autodesk, Inc. ................        44,760
     17,500   Automatic Data Processing,
                Inc. ........................       869,750
     14,800   BMC Software, Inc.(c)..........       333,592
    207,000   Cisco Systems, Inc.(c).........     3,767,400
     34,000   Computer Associates
                International, Inc. .........     1,224,000
      5,200   Computer Sciences Corp.(c).....       179,920
      8,700   Compuware Corp.(c).............       121,713
     12,700   Electronic Data Systems
                Corp. .......................       793,750
      5,200   Intuit, Inc.(c)................       207,948
      3,600   Mercury Interactive Corp.(c)...       215,640
    151,900   Microsoft Corp.(c).............    11,088,700
      2,200   NCR Corp.(c)...................       103,400
      8,300   Novell, Inc.(c)................        47,227
    160,900   Oracle Corp.(c)................     3,057,100

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              COMPUTER SOFTWARE AND SERVICES (CONTINUED)
     10,700   PeopleSoft, Inc.(c)............  $    526,761
     11,100   Siebel Systems, Inc.(c)........       520,590
     11,300   Veritas Software Corp.(c)......       751,789
                                               ------------
                                                 24,145,440
                                               ------------
              CONSTRUCTION -- 0.03%
      1,600   Centex Corp. ..................        65,200
      1,200   KB Home........................        36,204
      1,900   Pulte Homes, Inc.(a)...........        80,997
                                               ------------
                                                    182,401
                                               ------------
              CONSUMER GOODS AND SERVICES -- 4.13%
        800   Alberto-Culver Company -- Class
                B(a).........................        33,632
      6,600   Avon Products, Inc. ...........       305,448
      2,000   Brunswick Corp. ...............        48,060
     25,200   Cendant Corp.(a)(c)............       491,400
      5,200   Clorox Company.................       176,020
     15,900   Colgate-Palmolive Company......       937,941
      8,800   Eastman Kodak Company..........       410,784
      7,000   FedEx Corp.(c).................       281,400
      3,800   Fortune Brands, Inc. ..........       145,768
    285,400   General Electric Company.......    13,913,250
     29,400   Gillette Company...............       852,306
     15,300   Kimberly-Clark Corp. ..........       855,270
      5,300   Leggett & Platt, Inc. .........       116,759
        900   Maytag Corp. ..................        26,334
      1,100   National Service Industries,
                Inc. ........................        24,827
      7,700   Newell Rubbermaid, Inc. .......       193,270
      4,100   Pactiv Corp.(c)................        54,940
     17,800   Procter & Gamble Company.......     1,135,640
      8,900   Ralston Purina Group...........       267,178
      3,700   Sabre Holdings Corp.(c)........       185,000
      3,800   Sherwin-Williams Company.......        84,360
      1,700   Tupperware Corp. ..............        39,831
      7,900   Unilever N.V. (ADR)............       470,603
      1,700   Whirlpool Corp. ...............       106,250
                                               ------------
                                                 21,156,271
                                               ------------
              DISTRIBUTOR -- 0.02%
      2,300   W.W. Grainger, Inc. ...........        94,668
                                               ------------
              ELECTRONICS -- 0.28%
     12,500   Agilent Technologies,
                Inc.(c)......................       406,250
     12,000   Emerson Electric Company.......       726,000

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              ELECTRONICS (CONTINUED)
      4,900   Rockwell International
                Corp. .......................  $    186,788
      4,300   Tektronix, Inc.(c).............       116,745
                                               ------------
                                                  1,435,783
                                               ------------
              ENVIRONMENTAL MANAGEMENT SERVICES -- 0.12%
      7,200   Allied Waste Industries,
                Inc.(c)......................       134,496
     15,900   Waste Management, Inc. ........       490,038
                                               ------------
                                                    624,534
                                               ------------
              FINANCIAL SERVICES -- 5.58%
     38,200   American Express Company.......     1,482,160
     22,600   American General Corp. ........     1,049,770
      5,800   Bear Stearns Companies,
                Inc. ........................       342,026
      5,700   Capital One Financial Corp. ...       342,000
    144,699   Citigroup, Inc. ...............     7,645,895
      9,600   Concord EFS, Inc.(c)...........       499,296
      5,300   Countrywide Credit Industries,
                Inc. ........................       243,164
      1,800   Deluxe Corp. ..................        52,020
      3,300   Equifax, Inc. .................       121,044
     58,900   Fannie Mae.....................     5,015,335
      7,300   Franklin Resources, Inc. ......       334,121
     40,500   Freddie Mac....................     2,835,000
      4,700   H & R Block, Inc. .............       303,385
     21,300   Household International,
                Inc. ........................     1,420,710
      7,000   Lehman Brothers Holdings,
                Inc. ........................       544,250
     24,900   MBNA Corp. ....................       820,455
     37,600   Merrill Lynch & Company,
                Inc. ........................     2,227,800
      3,800   Moody's Corp. .................       127,300
     32,100   Morgan Stanley Dean Witter &
                Company......................     2,061,783
      7,400   Providian Financial Corp.(a)...       438,080
      5,900   Stilwell Financial, Inc. ......       198,004
      3,300   T. Rowe Price Group, Inc. .....       123,387
      4,600   USA Education, Inc.(a).........       335,800
                                               ------------
                                                 28,562,785
                                               ------------
              FOOD AND BEVERAGES -- 3.03%
      1,400   Adolph Coors Company -- Class
                B............................        70,252
     10,800   Albertson's, Inc.(a)...........       323,892
     25,100   Anheuser-Busch Companies,
                Inc. ........................     1,034,120
     28,800   Archer-Daniels-Midland
                Company......................       374,400
      1,100   Brown-Forman Corp. -- Class
                B............................        70,334
     10,400   Campbell Soup Company..........       267,800
     70,600   Coca-Cola Company..............     3,177,000

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              FOOD AND BEVERAGES (CONTINUED)
     13,100   ConAgra Foods, Inc. ...........  $    259,511
      7,000   General Mills, Inc. ...........       306,460
      2,500   Hershey Foods Corp. ...........       154,275
      8,600   H.J. Heinz Company.............       351,654
     11,100   Kellogg Company................       321,900
      4,300   Pepsi Bottling Group, Inc. ....       172,430
     40,700   PepsiCo, Inc. .................     1,798,940
    102,300   Philip Morris Companies,
                Inc. ........................     5,191,725
      3,600   Quaker Oats Company............       328,500
     22,800   Sara Lee Corp. ................       431,832
     19,100   SYSCO Corp. ...................       518,565
      5,300   UST, Inc. .....................       152,958
      4,800   Wm. Wrigley Jr. Company........       224,880
                                               ------------
                                                 15,531,428
                                               ------------
              INSURANCE -- 3.07%
     28,900   AFLAC, Inc. ...................       910,061
     32,700   Allstate Corp. ................     1,438,473
      4,200   Ambac Financial Group, Inc. ...       244,440
     66,100   American International Group,
                Inc.(a)......................     5,684,600
      5,400   Aon Corp. .....................       189,000
      6,500   Chubb Corp. ...................       503,295
      4,300   CIGNA Corp. ...................       412,026
      6,100   Cincinnati Financial Corp. ....       240,950
      8,200   Conseco, Inc.(a)(c)............       111,930
     13,500   Hartford Financial Services
                Group, Inc. .................       923,400
      4,650   Jefferson-Pilot Corp. .........       224,688
      9,800   Lincoln National Corp. ........       507,150
      8,600   Loews Corp. ...................       554,098
      8,100   Marsh & McLennan Companies,
                Inc. ........................       818,100
      9,000   MBIA, Inc. ....................       501,120
     21,800   MetLife, Inc.(a)...............       675,364
      2,900   MGIC Investment Corp. .........       210,656
      4,200   Progressive Corp. .............       567,798
      3,200   SAFECO Corp. ..................        94,400
      5,800   St. Paul Companies, Inc. ......       294,002
      4,000   Torchmark Corp. ...............       160,840
     14,100   UnumProvident Corp.(a).........       452,892
                                               ------------
                                                 15,719,283
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              LEISURE AND RECREATION -- 0.25%
     17,400   Carnival Corp. ................  $    534,180
      3,300   Harrah's Entertainment,
                Inc.(c)......................       116,490
      8,000   Hilton Hotels Corp. ...........        92,800
      6,200   Marriott International, Inc. --
                Class A......................       293,508
      7,100   Starwood Hotels & Resorts
                Worldwide, Inc. .............       264,688
                                               ------------
                                                  1,301,666
                                               ------------
              MACHINERY AND OTHER PRODUCTS -- 0.17%
      9,500   Caterpillar, Inc. .............       475,475
      5,600   Dover Corp. ...................       210,840
      4,200   Ingersoll-Rand Company.........       173,040
                                               ------------
                                                    859,355
                                               ------------
              MANUFACTURING -- 1.66%
      1,000   Ball Corp. ....................        47,560
      1,400   Bemis Company, Inc. ...........        56,238
      2,800   Cooper Industries, Inc. .......       110,852
      2,000   Crane Company..................        62,000
      3,600   Danaher Corp. .................       201,600
      1,800   Eaton Corp. ...................       126,180
     21,400   Honeywell International,
                Inc. ........................       748,786
      8,400   Illinois Tool Works, Inc. .....       531,720
      2,200   ITT Industries, Inc. ..........        97,350
     10,300   Minnesota Mining and
                Manufacturing Company........     1,175,230
      3,000   Parker-Hannifin Corp. .........       127,320
      2,700   Power-One, Inc.(a)(c)..........        44,928
      3,800   Textron, Inc. .................       209,152
      1,700   Timken Corp. ..................        28,798
     90,050   Tyco International, Ltd.(a)....     4,907,725
                                               ------------
                                                  8,475,439
                                               ------------
              MEDIA -- 2.93%
    203,000   AOL Time Warner, Inc.(c).......    10,759,000
      7,100   Gannett Company, Inc. .........       467,890
      5,200   McGraw-Hill Companies, Inc. ...       343,980
      1,000   Meredith Corp. ................        35,810
     49,900   Viacom, Inc. -- Class B(c).....     2,582,325
     27,300   Walt Disney Company............       788,697
                                               ------------
                                                 14,977,702
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 0.56%
      7,100   HCA -- The Healthcare Company..       320,849
     15,800   HEALTHSOUTH Corp.(c)...........       252,326

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              MEDICAL AND OTHER HEALTH SERVICES (CONTINUED)
      4,300   Humana, Inc.(c)................  $     42,355
      7,200   IMS Health, Inc. ..............       205,200
      4,800   Manor Care, Inc.(c)............       152,400
      7,000   McKesson HBOC, Inc. ...........       259,840
      9,500   Tenet Healthcare Corp.(c)......       490,105
     14,300   UnitedHealth Group, Inc. ......       883,025
      2,600   Wellpoint Health Networks,
                Inc.(c)......................       245,024
                                               ------------
                                                  2,851,124
                                               ------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 1.76%
      1,600   Bausch & Lomb, Inc. ...........        57,984
     16,600   Baxter International, Inc. ....       813,400
      6,800   Becton, Dickinson & Company....       243,372
      9,350   Biomet, Inc. ..................       449,361
      9,600   Boston Scientific Corp.(c).....       163,200
      4,700   Chiron Corp.(c)................       239,700
      1,400   C.R. Bard, Inc. ...............        79,730
      8,400   Guidant Corp.(c)...............       302,400
     92,234   Johnson & Johnson..............     4,611,700
     33,000   Medtronic, Inc. ...............     1,518,330
      4,000   St. Jude Medical, Inc.(a)(c)...       240,000
      5,400   Stryker Corp. .................       296,190
                                               ------------
                                                  9,015,367
                                               ------------
              METALS AND MINING -- 0.35%
      9,000   Alcan, Inc. ...................       378,180
     24,600   Alcoa, Inc. ...................       969,240
      9,600   Barrick Gold Corp.(a)..........       145,440
      2,900   Homestake Mining Company.......        22,475
      4,100   Inco, Ltd.(c)..................        70,766
      2,200   Nucor Corp.(a).................       107,558
      8,100   Placer Dome, Inc.(a)...........        79,380
                                               ------------
                                                  1,773,039
                                               ------------
              MOTOR VEHICLES -- 0.78%
    106,600   Ford Motor Company.............     2,617,030
     14,600   General Motors Corp. ..........       939,510
      4,000   Harley-Davidson, Inc. .........       188,320
      3,300   Navistar International
                Corp.(c).....................        92,829
      3,100   PACCAR, Inc. ..................       159,402
                                               ------------
                                                  3,997,091
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              OIL, COAL AND GAS -- 5.49%
      4,100   Amerada Hess Corp. ............  $    331,280
     14,400   Anadarko Petroleum Corp. ......       778,032
      3,800   Apache Corp. ..................       192,850
     12,200   Baker Hughes, Inc. ............       408,700
     10,100   Burlington Resources, Inc. ....       403,495
     37,800   Chevron Corp. .................     3,420,900
     34,500   Conoco, Inc. -- Class B........       997,050
      4,800   Devon Energy Corp.(a)..........       252,000
      5,300   EOG Resources, Inc. ...........       188,415
     98,900   Exxon Mobil Corp. .............     8,638,915
     12,900   Halliburton Company(a).........       459,240
      2,900   Kerr-McGee Corp. ..............       192,183
      4,500   Nabors Industries, Inc.(c).....       167,400
      4,900   Noble Drilling Corp.(c)........       160,475
     20,900   Occidental Petroleum Corp. ....       555,731
      2,200   ONEOK, Inc. ...................        43,340
     14,100   Phillips Petroleum
                Company(a)...................       803,700
      3,300   Rowan Companies, Inc.(c).......        72,930
    100,100   Royal Dutch Petroleum Company..     5,832,827
      3,300   Sunoco, Inc. ..................       120,879
     32,400   Texaco, Inc. ..................     2,157,840
      6,700   Tosco Corp. ...................       295,135
      8,200   Transocean Sedco Forex,
                Inc.(a)......................       338,250
      7,100   Union Pacific Resources Group,
                Inc. ........................       389,861
     14,000   Unocal Corp. ..................       478,100
     14,500   USX-Marathon Group.............       427,895
                                               ------------
                                                 28,107,423
                                               ------------
              OIL, COAL AND GAS: PIPELINES -- 0.52%
      9,100   Dynegy, Inc. -- Class A........       423,150
     14,286   El Paso Corp. .................       750,586
     20,000   Enron Corp. ...................       980,000
      3,200   Kinder Morgan, Inc.(a).........       160,800
     10,900   Williams Companies, Inc. ......       359,155
                                               ------------
                                                  2,673,691
                                               ------------
              PAPER AND FOREST PRODUCTS -- 0.29%
      1,600   Boise Cascade Corp. ...........        56,272
      6,600   Georgia-Pacific Group..........       223,410
     13,700   International Paper Company....       489,090
      3,000   Mead Corp. ....................        81,420
      1,600   Temple-Inland, Inc. ...........        85,264
      2,800   Westvaco Corp. ................        68,012

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              PAPER AND FOREST PRODUCTS (CONTINUED)
      6,300   Weyerhaeuser Company...........  $    346,311
      2,500   Willamette Industries, Inc. ...       123,750
                                               ------------
                                                  1,473,529
                                               ------------
              PHARMACEUTICALS -- 4.84%
     45,200   Abbott Laboratories............     2,170,052
      3,800   Allergan, Inc. ................       324,900
     17,400   American Home Products
                Corp. .......................     1,016,856
     55,400   Bristol-Myers Squibb Company...     2,897,420
     11,850   Cardinal Health, Inc. .........       817,650
     32,200   Eli Lilly & Company............     2,382,800
      4,900   Forest Laboratories, Inc.(c)...       347,900
      4,500   King Pharmaceuticals,
                Inc.(c)......................       241,875
     67,500   Merck & Company, Inc. .........     4,313,925
    179,400   Pfizer, Inc. ..................     7,184,970
     35,200   Pharmacia Corp. ...............     1,617,440
     39,900   Schering-Plough Corp. .........     1,445,976
                                               ------------
                                                 24,761,764
                                               ------------
              PUBLISHING -- 0.09%
      2,100   Dow Jones & Company, Inc. .....       125,391
      1,500   Harcourt General, Inc. ........        87,285
      4,300   New York Times Company -- Class
                A............................       180,600
      1,600   R.R. Donnelley and Sons
                Company......................        47,520
                                               ------------
                                                    440,796
                                               ------------
              RESEARCH AND DEVELOPMENT -- 0.26%
     13,800   Amgen, Inc.(c).................       837,384
      3,900   Biogen, Inc.(a)(c).............       212,004
      5,800   Medimmune, Inc.(c).............       273,760
                                               ------------
                                                  1,323,148
                                               ------------
              RETAIL -- 3.10%
      8,200   Bed Bath & Beyond, Inc.(c).....       246,000
     12,200   Best Buy Company, Inc.(c)......       774,944
     13,300   Costco Wholesale Corp.(c)......       546,364
     10,700   CVS Corp. .....................       413,020
      4,600   Federated Department Stores,
                Inc.(c)......................       195,500
     65,600   Home Depot, Inc. ..............     3,053,680
      7,600   J.C. Penney Company, Inc. .....       200,336
      9,200   Kohl's Corp.(c)................       577,116
     21,000   Kroger Company(c)..............       525,000
      9,100   Limited (The), Inc. ...........       150,332
     11,400   Lowe's Companies, Inc. ........       827,070

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              RETAIL (CONTINUED)
     13,700   May Department Stores
                Company......................  $    469,362
      8,000   Nike, Inc. -- Class B..........       335,920
      7,800   Office Depot, Inc.(c)..........        80,964
      1,200   Reebok International
                Ltd.(a)(c)...................        38,340
     13,200   Safeway, Inc.(c)...............       633,600
     14,700   Sears, Roebuck & Company.......       621,957
      7,900   Staples, Inc.(c)...............       126,321
      3,500   SUPERVALU, Inc. ...............        61,425
     25,100   Target Corp. ..................       868,460
     24,500   The Gap, Inc. .................       710,500
      7,200   TJX Companies, Inc. ...........       229,464
      5,000   Toys "R" Us, Inc.(c)...........       123,750
     28,000   Walgreen Company...............       956,200
     62,000   Wal-Mart Stores, Inc. .........     3,025,600
      3,900   Winn-Dixie Stores, Inc. .......       101,907
                                               ------------
                                                 15,893,132
                                               ------------
              RETAIL: RESTAURANTS -- 0.33%
      3,600   Darden Restaurants, Inc. ......       100,440
     36,800   McDonald's Corp. ..............       995,808
     13,800   Starbucks Corp.(a)(c)..........       317,400
      3,200   Tricon Global Restaurants,
                Inc.(c)......................       140,480
      4,900   Wendy's International, Inc. ...       125,146
                                               ------------
                                                  1,679,274
                                               ------------
              SCIENTIFIC INSTRUMENTS -- 0.08%
      5,700   Applera Corp. -- Applied
                Biosystems Group.............       152,475
      4,000   PerkinElmer, Inc. .............       110,120
      6,300   Thermo Electron Corp.(c).......       138,726
                                               ------------
                                                    401,321
                                               ------------
              SEMICONDUCTORS  -- 1.82%
     10,200   Advanced Micro Devices,
                Inc.(c)......................       294,576
     10,100   Analog Devices, Inc.(c)........       436,825
      4,200   Broadcom Corp. -- Class A(c)...       179,592
    194,600   Intel Corp. ...................     5,692,050
      9,300   Linear Technology Corp. .......       411,246
     10,400   Maxim Integrated Products,
                Inc.(c)......................       459,784
      7,400   Micron Technology, Inc.(c).....       304,140
      4,200   Novellus System, Inc.(c).......       238,518
     24,100   Texas Instruments, Inc. .......       759,150

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              SEMICONDUCTORS (CONTINUED)
      5,000   Vitesse Semiconductor
                Corp.(a)(c)..................  $    105,200
     10,100   Xilinx, Inc.(c)................       416,524
                                               ------------
                                                  9,297,605
                                               ------------
              TELECOMMUNICATIONS -- 2.70%
      4,300   ALLTEL Corp. ..................       263,418
     95,300   AT&T Corp. ....................     2,096,600
      6,700   Avaya, Inc.(c).................        91,790
     51,000   BellSouth Corp. ...............     2,053,770
      3,200   CenturyTel, Inc.(a)............        96,960
     97,000   SBC Communications, Inc. ......     3,885,820
     78,200   Verizon Communications,
                Inc. ........................     4,183,700
     81,100   Worldcom, Inc. -- Worldcom
                Group(c).....................     1,151,620
                                               ------------
                                                 13,823,678
                                               ------------
              TOOLS -- 0.04%
      1,900   Black & Decker Corp. ..........        74,974
      1,300   Snap-on, Inc. .................        31,408
      2,400   Stanley Works..................       100,512
                                               ------------
                                                    206,894
                                               ------------
              TOYS -- 0.04%
     11,100   Mattel, Inc. ..................       210,012
                                               ------------
              TRANSPORTATION -- 0.20%
     14,400   Burlington Northern Santa Fe
                Corp. .......................       434,448
      5,800   CSX Corp. .....................       210,192
     17,900   Norfolk Southern Corp. ........       370,530
                                               ------------
                                                  1,015,170
                                               ------------
              UTILITIES -- 1.90%
      5,000   Alleghany Energy, Inc. ........       241,250
      4,100   Ameren Corp. ..................       175,070
      8,940   American Electric Power
                Company, Inc.(a).............       412,760
      7,200   Cinergy Corp. .................       251,640
      8,100   CMS Energy Corp. ..............       225,585
      5,400   Consolidated Edison, Inc.(a)...       214,920
      6,800   Constellation Energy Group,
                Inc. ........................       289,680
      3,700   DTE Energy Company.............       171,828
     14,500   Dominion Resources, Inc. ......       871,885
     21,700   Duke Energy Corp. .............       846,517
     10,000   Entergy Corp. .................       383,900
      9,300   Exelon Corp. ..................       596,316

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              UTILITIES (CONTINUED)
     10,200   FirstEnergy Corp. .............  $    328,032
      5,200   FPL Group, Inc. ...............       313,092
      3,300   GPU, Inc.(a)...................       115,995
      6,300   KeySpan Corp. .................       229,824
      9,377   Mirant Corp.(c)................       322,569
      3,700   Niagara Mohawk Holdings,
                Inc.(c)......................        65,453
        500   NICOR, Inc. ...................        19,490
      8,200   NiSource, Inc. ................       224,106
      1,000   Peoples Energy Corp. ..........        40,200
      4,000   Pinnacle West Capital Corp. ...       189,600
      6,600   PPL Corp.(a)...................       363,000
     13,400   Progress Energy, Inc.(c).......       431,232
      5,800   Public Service Enterprise
                Group, Inc. .................       283,620
     16,200   Reliant Energy, Inc. ..........       521,802
      9,500   Sempra Energy..................       259,730
     19,800   Southern Company...............       460,350
      9,600   TXU Corp. .....................       462,624
     15,400   Xcel Energy, Inc. .............       438,130
                                               ------------
                                                  9,750,200
                                               ------------
              TOTAL COMMON STOCK (Cost
              $323,627,910)..................   313,165,598
                                               ------------
 PRINCIPAL
 ---------
              CORPORATE BONDS AND NOTES -- 24.28%
              ADVERTISING -- 0.06%
$   300,000   Lamar Media Corp., 8.625%,
                09/15/07.....................       306,000
                                               ------------
              AEROSPACE -- 0.04%
    225,000   BE Aerospace, Inc. -- 144A,
                8.875%, 05/01/11.............       222,750
                                               ------------
              AUTOMOTIVE -- 0.19%
  1,000,000   Ford Motor Company, 7.45%,
                07/16/31.....................       959,818
                                               ------------
              BANKS -- 0.22%
    100,000   Cho Hung Bank -- 144A, 11.50%,
                04/01/10.....................       104,080
  1,000,000   Wachovia Corp.,
                6.70%, 06/21/04..............     1,033,114
                                               ------------
                                                  1,137,194
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              CHEMICALS -- 0.24%
$   500,000   Lyondell Chemical Company,
                Series B, 9.875%, 05/01/07...  $    496,250
    750,000   Scotts Company, 8.625%,
                01/15/09.....................       757,500
                                               ------------
                                                  1,253,750
                                               ------------
              COMPUTERS AND OFFICE EQUIPMENT -- 0.40%
  1,000,000   Sun Microsystems, Inc., 7.50%,
                08/15/06.....................     1,031,462
  1,000,000   Sun Microsystems, Inc., 7.65%,
                08/15/09.....................     1,016,166
                                               ------------
                                                  2,047,628
                                               ------------
              CONSTRUCTION -- 0.21%
    600,000   D.R. Horton, Inc., 8.00%,
                02/01/09.....................       579,000
    500,000   KB Home, 9.50%, 02/15/11.......       502,500
                                               ------------
                                                  1,081,500
                                               ------------
              CONSUMER GOODS AND SERVICES -- 0.45%
  2,200,000   Procter & Gamble Company,
                6.875%, 09/15/09.............     2,283,263
                                               ------------
              DISTRIBUTION -- 0.04%
    200,000   Owens & Minor, Inc. -- 144A,
                8.50%, 07/15/11..............       201,500
                                               ------------
              FINANCE -- 3.40%
  2,000,000   Boeing Capital Corp., 5.65%,
                05/15/06.....................     1,981,768
  2,000,000   Caterpillar Financial Service
                Corp., 5.95%, 05/01/06.......     1,996,756
  2,000,000   Citigroup, Inc., 7.25%,
                10/01/10.....................     2,080,436
  2,000,000   Household Finance Corp., 6.50%,
                01/24/06.....................     2,026,992
  2,000,000   MBNA Corp., Series MTNC,
                6.963%, 09/12/02.............     2,040,774
  2,000,000   Merrill Lynch & Company, 5.35%,
                06/15/04.....................     1,993,954
  2,000,000   Morgan Stanley Dean Witter &
                Company, 6.75%, 04/15/11.....     1,986,132
    100,000   Pemex Project Funding Master
                Trust -- 144A, 9.125%,
                10/13/10.....................       105,875
  2,000,000   Verizon Global Funding Corp. --
                144A, 6.75%, 12/01/05........     2,052,410
  1,100,000   Verizon Global Funding Corp. --
                144A, 7.75%, 12/01/30........     1,131,380
                                               ------------
                                                 17,396,477
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FOOD AND BEVERAGE -- 0.59%
$ 1,000,000   ConAgra Foods, Inc., 7.50%,
                09/15/05.....................  $  1,037,861
  2,000,000   Kellogg Company -- 144A, 6.00%,
                04/01/06.....................     1,982,094
                                               ------------
                                                  3,019,955
                                               ------------
              LEISURE AND RECREATION -- 0.70%
    500,000   Anchor Gaming, 9.875%,
                10/15/08.....................       531,250
    500,000   Argosy Gaming Company -- 144A,
                10.75%, 06/01/09.............       537,500
    350,000   Circus Circus, 9.25%,
                12/01/05.....................       356,125
    350,000   Harrah's Operating Company,
                Inc., 7.875%, 12/15/05.......       355,687
    500,000   HMH Properties, Series B,
                7.875%, 08/01/08.............       480,000
    350,000   Hollywood Park, Inc., Series B,
                9.25%, 02/15/07..............       322,000
    500,000   Park Place Entertainment Corp.,
                7.875%, 12/15/05.............       501,250
    500,000   Starwood Hotels & Resorts
                Worldwide, Inc., 6.75%,
                11/15/05.....................       485,790
                                               ------------
                                                  3,569,602
                                               ------------
              MANUFACTURING -- 0.12%
    600,000   American Standard, Inc.,
                7.375%, 02/01/08.............       592,500
                                               ------------
              MEDIA -- 1.80%
    500,000   Adelphia Communications Corp.,
                10.875%, 10/01/10............       506,250
  2,000,000   AOL Time Warner, Inc., 7.625%,
                04/15/31.....................     2,007,698
  2,000,000   Clear Channel Communications,
                Inc., 7.25%, 09/15/03........     2,066,578
  2,000,000   Comcast Cable Communications,
                Inc., 6.875%, 06/15/09.......     1,991,830
    600,000   CSC Holdings, Inc., Series B,
                8.125%, 07/15/09.............       595,775
  2,000,000   Walt Disney Company, Series B,
                6.75%, 03/30/06..............     2,069,406
                                               ------------
                                                  9,237,537
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              MEDICAL AND OTHER HEALTH SERVICES -- 0.28%
$   500,000   HCA -- The Healthcare Company,
                8.75%, 09/01/10..............  $    530,646
    350,000   Health Net, Inc. -- 144A,
                8.375%, 04/15/11.............       350,881
    500,000   Healthsouth Corp., 10.75%,
                10/01/08.....................       540,000
                                               ------------
                                                  1,421,527
                                               ------------
              OIL, COAL & GAS -- 1.63%
  1,000,000   Alberta Energy Company Ltd.,
                7.65%, 09/15/10..............     1,053,834
  1,300,000   Alberta Energy Company Ltd.,
                8.125%, 09/15/30.............     1,401,179
  1,500,000   Anadarko Finance Company --
                144A, 6.75%, 05/01/11........     1,495,932
    500,000   Chesapeake Energy
                Corp. -- 144A, 8.125%,
                04/01/11.....................       467,500
  1,300,000   Coastal Corp., 7.75%,
                06/15/10.....................     1,329,765
    100,000   Petroliam Nasional, 7.75%,
                08/15/15.....................        97,220
  2,000,000   Phillips Petroleum, 8.75%,
                05/25/10.....................     2,276,102
    250,000   Vintage Petroleum -- 144A,
                7.875%, 05/15/11.............       242,500
                                               ------------
                                                  8,364,032
                                               ------------
              OIL, COAL & GAS: PIPELINES -- 0.40%
  2,000,000   Enron Corp., 6.625%,
                11/15/05.....................     2,021,364
                                               ------------
              PHARMACEUTICALS -- 0.49%
  2,500,000   Abbott Laboratories, 5.125%,
                07/01/04.....................     2,494,200
                                               ------------
              PRIVATE ASSET BACKED: AUTOMOBILES -- 1.16%
  1,500,000   Daimler Chrysler Auto Trust,
                Series 01-A, Class A3,
                Floating Rate, 5.16%(+),
                01/06/05.....................     1,511,069
  4,400,000   Honda Auto Receivables Owner
                Trust, Series 01, Class A3,
                Floating Rate, 5.36%(+),
                09/20/04.....................     4,449,821
                                               ------------
                                                  5,960,890
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: BANKS -- 0.87%
$ 1,876,449   First Union National
                Bank -- Bank of America,
                Series 01-C1, Class A1,
                Floating Rate, 5.711%(+),
                03/15/33.....................  $  1,830,073
  2,603,326   Washington Mutual, Inc., Series
                00-1, Class A1, Floating
                Rate, 4.38%(+), 06/25/24.....     2,611,904
                                               ------------
                                                  4,441,977
                                               ------------
              PRIVATE ASSET BACKED: CREDIT CARDS -- 1.76%
  4,000,000   BA Credit Card Master Trust,
                Series 1998-A, Class A,
                Floating Rate, 4.09%(+),
                04/15/05.....................     4,003,412
  1,300,000   MBNA Master Credit Card Trust,
                Series 00-B, Class C,
                Floating Rate, 4.67%(+),
                07/15/05.....................     1,298,752
  3,700,000   Nextcard Credit Card Master
                Trust, Series 01-1A, Class A,
                Floating Rate, 4.18%(+),
                04/16/07.....................     3,700,000
                                               ------------
                                                  9,002,164
                                               ------------
              PRIVATE ASSET BACKED: FINANCE -- 4.89%
    399,048   Bear Stearns Commercial
                Mortgage Securities, Series
                01, Class A1, Floating Rate,
                6.08%(+), 02/15/35...........       394,975
  3,852,153   Chase Funding Mortgage Loan,
                Series 00-3, Class IIA1,
                Floating Rate, 4.03%(+),
                10/25/30.....................     3,849,160
  4,000,000   Distribution Financial Services
                Floorplan, Series 00-1A,
                Floating Rate, 4.29%(+),
                04/15/05.....................     4,007,068
  3,000,000   Fannie Mae, Series 2000-40,
                Class F, Floating Rate,
                4.305%(+), 12/25/22..........     2,999,013
  1,333,333   First Chicago Master Trust II,
                Series 96-Q, Class A,
                Floating Rate, 4.11%(+),
                04/15/03.....................     1,333,491
  1,880,626   General Motors Acceptance
                Corp., Series 01-C1, Class
                A1, Floating Rate, 5.99%(+),
                04/15/34.....................     1,859,238
  2,000,000   L.A. Arena Funding, LLC,
                7.656%, 12/15/21.............     1,982,500
  3,087,590   Medallion Trust, Series 01-1G,
                Class A1, Floating Rate,
                4.97%(+), 07/12/31...........     3,090,677

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: FINANCE (CONTINUED)
$ 1,550,841   PNC Mortgage Acceptance Corp.,
                Series 01-C1, Class A1,
                Floating Rate, 5.91%(+),
                03/12/34.....................  $  1,517,756
  4,000,000   Superior Wholesale Inventory
                Financing Trust, Series
                01-A7, Class A, Floating
                Rate, 4.07%(+), 03/15/06.....     4,001,096
                                               ------------
                                                 25,034,974
                                               ------------
              PRIVATE ASSET BACKED: REAL ESTATE -- 0.68%
  3,457,624   ABSC Long Beach Home Equity
                Loan Trust, Series 2000-LB1,
                Class AV, Floating Rate,
                4.34%(+), 08/21/30...........     3,459,332
                                               ------------
              PUBLISHING -- 0.09%
    500,000   Primedia, Inc. -- 144A, 8.875%,
                05/15/11.....................       462,500
                                               ------------
              RETAIL -- 0.83%
  2,000,000   Safeway, Inc., 6.50%,
                03/01/11.....................     1,949,740
  2,100,000   Wal-Mart Stores, Inc., 7.55%,
                02/15/30.....................     2,286,400
                                               ------------
                                                  4,236,140
                                               ------------
              RETAIL: RESTAURANTS -- 0.10%
    500,000   Tricon Global Restaurant, Inc.,
                8.875%, 04/15/11.............       512,500
                                               ------------
              SPECIAL PURPOSE ENTITY -- 0.60%
  2,000,000   Duke Capital Corp., 7.50%,
                10/01/09.....................     2,075,364
  1,000,000   Osprey Trust -- 144A, 7.797%,
                01/15/03.....................     1,021,144
                                               ------------
                                                  3,096,508
                                               ------------
              TELECOMMUNICATIONS -- 1.03%
  2,000,000   British Telecom PLC, Floating
                Rate, 5.185%(+), 12/15/03....     2,023,310
    100,000   Grupo Iusacell de CV SA,
                14.25%, 12/01/06.............       106,500
    500,000   Insight Midwest -- 144A,
                10.50%, 11/01/10.............       527,500
    500,000   Rogers Wireless, Inc. -- 144A,
                9.625%, 05/01/11.............       502,500
    100,000   Slovak Wireless SA, 11.25%,
                03/30/07.....................        86,766
    100,000   Total Access Communications,
                8.375%, 11/04/06.............        91,584
  2,000,000   Worldcom, Inc., 7.50%,
                05/15/11.....................     1,947,300
                                               ------------
                                                  5,285,460
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              TRANSPORTATION -- 0.38%
$ 2,000,000   Norfolk Southern Corp., 6.75%,
                02/15/11.....................  $  1,963,414
                                               ------------
              UTILITIES -- 0.63%
    625,000   AES Corp., 9.50%, 06/01/09.....       637,500
    500,000   CMS Energy Corp., 9.875%,
                10/15/07.....................       521,199
  2,000,000   Dominion Resources Inc., Series
                B, 7.625%, 07/15/05..........     2,091,510
                                               ------------
                                                  3,250,209
                                               ------------
              TOTAL CORPORATES BOND AND NOTES
              (Cost $123,488,184)............   124,316,665
                                               ------------
              FOREIGN GOVERNMENT BONDS AND NOTES -- 1.44%
    109,163   Croatia, Series B, Floating
                Rate, 6.25%(+), 07/31/06.....       107,253
    200,000   Federative Republic of Brazil,
                Floating Rate, 5.50%(+),
                04/15/12.....................       140,500
    184,712   Federative Republic of Brazil,
                8.00%, 04/15/14..............       136,225
    200,000   Federative Republic of Brazil,
                Floating Rate, 5.4375%(+),
                04/15/24.....................       145,750
    200,000   Federative Republic of Brazil,
                11.00%, 08/17/40.............       148,200
  2,300,000   Republic of Austria, 3.40%,
                10/20/04.....................     1,880,901
    250,000   Republic of Bulgaria, Series A,
                3.00%, 07/28/12..............       202,187
  2,100,000   Republic of France OAT, 5.50%,
                10/25/07.....................     1,835,566
    100,000   Republic of Korea, 8.875%,
                04/15/08.....................       111,000
    250,000   Republic of Panama, 10.75%,
                05/15/20.....................       265,000
    150,000   Republic of Peru, 4.00%,
                03/07/17.....................        93,375
    270,000   Republic of Philippines,
                9.875%, 01/15/19.............       235,640
    200,000   Republic of Poland, 6.00%,
                10/27/14.....................       196,750
    100,000   Republic of South Africa,
                Series PDIB, 9.125%,
                05/19/09.....................       108,000
    464,250   Republic of Venezuela, Floating
                Rate, 4.75%(+), 12/18/07.....       392,842

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              FOREIGN GOVERNMENT BONDS AND NOTES
                (CONTINUED)
$   100,000   Republica Orient Uruguay,
                7.875%, 07/15/27.............  $     96,000
    150,000   Russian Federation, 11.75%,
                06/10/03.....................       153,937
    200,000   Russian Federation, 10.00%,
                06/26/07.....................       177,500
    150,000   Russian Federation, 12.75%,
                06/24/28.....................       147,750
    500,000   Russia Federation -- 144A,
                2.50%, 03/31/30..............       236,875
    250,000   United Mexican States, 9.875%,
                02/01/10.....................       273,500
    250,000   United Mexican States, 11.375%,
                09/15/16.....................       301,625
                                               ------------
              TOTAL FOREIGN GOVERNMENT BONDS
              AND NOTES (Cost $7,630,227)....     7,386,376
                                               ------------
              US GOVERNMENT SECURITIES -- 7.12%
              US TREASURY BONDS -- 1.24%
  6,090,000   6.25%, 08/15/23(a).............     6,338,478
                                               ------------
              US TREASURY NOTES -- 5.13%
  4,780,000   4.25%, 03/31/03................     4,782,261
  7,000,000   5.625%, 05/15/08(a)............     7,143,283
 13,330,000   6.50%, 02/15/10(a).............    14,320,366
                                               ------------
                                                 26,245,910
                                               ------------
              US TREASURY STRIPS -- 0.75%
  4,650,000   0.00%, 05/15/05................     3,842,569
                                               ------------
              TOTAL US GOVERNMENT SECURITIES
              (Cost $36,578,046).............    36,426,957
                                               ------------
              US GOVERNMENT AGENCY SECURITIES -- 13.17%
              FANNIE MAE -- 9.48%
  1,990,000   5.50%, 02/15/06................     1,987,517
  4,710,000   5.50%, 05/02/06................     4,702,257
  5,380,000   6.00%, 05/15/11(a).............     5,318,087
  1,730,000   6.625%, 11/15/30...............     1,748,630
  2,730,000   TBA, 6.00%, 07/01/16...........     2,688,198
  2,680,000   TBA, 7.00%, 07/01/16...........     2,726,900
 14,420,000   TBA, 6.00%, 07/01/31...........    13,838,701
 15,480,000   TBA, 7.00%, 07/01/31...........    15,542,880
                                               ------------
                                                 48,553,170
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              GOVERNMENT NATIONAL MORTGAGE
                ASSOCIATION -- 3.69%
$ 5,984,991   PL#780743, 8.00%, 12/15/26.....  $  6,205,125
  3,680,000   TBA, 6.50%, 07/15/31...........     3,639,748
  7,800,000   TBA, 7.50%, 07/15/31...........     7,995,000
  1,000,000   TBA, 8.00%, 07/15/31...........     1,036,250
                                               ------------
                                                 18,876,123
                                               ------------
              TOTAL US GOVERNMENT AGENCY
              SECURITIES (Cost
              $67,622,010)...................    67,429,293
                                               ------------
              SHORT TERM US GOVERNMENT AGENCY SECURITY --
                1.36%
              FEDERAL HOME LOAN BANK
  7,000,000   3.55%, 08/03/01 (Cost
                $6,976,530)..................     6,976,530
                                               ------------
  SHARES
  ------
              REGULATED INVESTMENT COMPANIES -- 0.54%
  1,116,633   Dreyfus Cash Management Plus
                Fund(b)......................     1,116,633
  1,647,034   Merrimac Cash Fund -- Premium
                Class(b).....................     1,647,034
                                               ------------
              TOTAL REGULATED INVESTMENT
              COMPANIES (Cost $2,763,667)....     2,763,667
                                               ------------
 PRINCIPAL
 ---------
              TIME DEPOSITS -- 3.25%
$ 1,484,488   American Express Centurion
                Bank, 4.00%, 07/09/01(b).....     1,484,488
  1,832,311   Bank of Montreal, 3.99%,
                07/02/01(b)..................     1,832,311
  4,188,138   Bank of Montreal, 3.80%,
                07/12/01(b)..................     4,188,138
  1,832,311   Bank of Nova Scotia, 4.07%,
                07/13/01(b)..................     1,832,311
    765,252   Fleet National Bank, 4.21%,
                07/02/01(b)..................       765,252
  4,449,897   Keybank, 4.13%, 07/02/01(b)....     4,449,897
  1,570,551   Royal Bank of Canada, 4.00%,
                07/02/01(b)..................     1,570,551
    523,517   Toronto Dominion Bank, 4.06%,
                07/02/01(b)..................       523,517
                                               ------------
              TOTAL TIME DEPOSITS (Cost
              $16,646,465)...................    16,646,465
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SHORT TERM CORPORATE NOTES -- 5.48%
$   174,949   American Express Centurion
                Bank, Floating Rate,
                4.01%(+), 10/05/01(b)........  $    174,949
     95,791   Branch Banking & Trust,
                Floating Rate, 3.86%(+),
                11/20/01(b)..................        95,791
  5,583,165   Credit Suisse First Boston
                Corp., Floating Rate,
                4.23%(+), 05/07/02(b)........     5,583,165
    195,791   First Union National Bank,
                Floating Rate, 4.00%(+),
                03/12/02(b)..................       195,791
  2,890,582   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                4.23%(+), 07/05/01(b)........     2,890,582
 15,089,964   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                4.23%(+), 10/01/01(b)........    15,089,964
  4,000,000   Prudential Securities, Inc.,
                Floating Rate, 4.40%(+),
                09/06/01(b)..................     4,000,000
                                               ------------
              TOTAL SHORT TERM CORPORATE
              NOTES (Cost $28,030,242).......    28,030,242
                                               ------------
              TOTAL SECURITIES (Cost
              $613,363,281)..................   603,141,793
                                               ------------
              REPURCHASE AGREEMENT -- 0.86%
  4,396,321   With Investors Bank & Trust,
                dated 06/29/01, 3.08%, due
                07/02/01, repurchase proceeds
                at maturity $4,397,449
                (Collateralized by Fannie Mae
                Adjustable Rate Mortgage,
                7.75%, due 11/01/23, with a
                value of $4,616,253)(Cost
                $4,396,321)..................     4,396,321
                                               ------------
              Total Investments -- 118.68%
              (Cost $617,759,602)............   607,538,114
              Liabilities less other
              assets -- (18.68)%.............   (95,629,767)
                                               ------------
              NET ASSETS -- 100.00%..........  $511,908,347
                                               ============

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)


The aggregate cost of securities for federal income tax
purposes at June 30, 2001, is $617,759,542.
The following amount is based on costs for federal income
tax purposes:
    Gross unrealized appreciation..........  $ 16,991,941
    Gross unrealized depreciation..........   (27,213,429)
                                             ------------
    Net unrealized depreciation............  $(10,221,488)
                                             ============

---------------
(a)  All or part of this security is on loan.
(b)  Collateral for securities on loan.
(c)  Non-income producing securities.
(+) This interest rate is subject to change monthly based on the London Interbank Offered Rate ("LIBOR"). The rate shown was in effect at June 30, 2001.
TBA To be assigned. Securities are purchased on a forward commitment basis with approximate principal amount (generally +/-1.0%) and general stated maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

                       See notes to financial statements.

                            VALUE & INCOME PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK -- 93.01%
              AEROSPACE -- 3.15%
    207,000   Boeing Company...............  $   11,509,200
    117,600   Goodrich Corp. ..............       4,466,448
    148,500   Northrop Grumman Corp. ......      11,894,850
    160,000   Raytheon Company(a)..........       4,248,000
    125,000   Textron, Inc. ...............       6,880,000
    160,000   United Technologies Corp. ...      11,721,600
                                             --------------
                                                 50,720,098
                                             --------------
              APPAREL -- 0.66%
    293,100   V.F. Corp. ..................      10,662,978
                                             --------------
              AUTOMOBILES -- 1.20%
    552,001   Ford Motor Company...........      13,551,624
     90,000   General Motors Corp. ........       5,791,500
                                             --------------
                                                 19,343,124
                                             --------------
              AUTOMOTIVE EQUIPMENT -- 0.50%
    314,400   Dana Corp.(a)................       7,338,096
     42,671   Visteon Corp. ...............         784,293
                                             --------------
                                                  8,122,389
                                             --------------
              BANKS -- 11.67%
    526,100   Bank of America Corp. .......      31,581,783
     65,000   Bank of New York Company,
                Inc. ......................       3,120,000
    441,000   Bank One Corp. ..............      15,787,800
    436,400   First Union Corp. ...........      15,247,816
    645,280   FleetBoston Financial
                Corp. .....................      25,456,296
    241,400   Huntington Bancshares,
                Inc. ......................       3,946,890
    494,840   J.P. Morgan Chase &
                Company....................      22,069,864
    502,100   KeyCorp......................      13,079,705
    507,800   National City Corp. .........      15,630,084
    386,900   Regions Financial Corp. .....      12,380,800
    540,150   Washington Mutual, Inc. .....      20,282,633
    199,200   Wells Fargo & Company........       9,248,856
                                             --------------
                                                187,832,527
                                             --------------
              CHEMICALS -- 2.96%
    140,000   Cabot Corp. .................       5,042,800
    654,995   Dow Chemical Company(a)......      21,778,584
    186,600   Eastman Chemical Company.....       8,887,758
    160,000   E.I. du Pont de Nemours and
                Company....................       7,718,400
    138,000   Lubrizol Corp. ..............       4,284,900
                                             --------------
                                                 47,712,442
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              COMMUNICATIONS EQUIPMENT -- 0.31%
    300,000   Corning, Inc. ...............  $    5,013,000
                                             --------------
              COMPUTERS AND OFFICE EQUIPMENT -- 1.06%
    263,000   Hewlett-Packard Company......       7,521,800
    225,000   Pitney Bowes, Inc. ..........       9,477,000
                                             --------------
                                                 16,998,800
                                             --------------
              CONSTRUCTION -- 0.30%
    119,100   Centex Corp. ................       4,853,325
                                             --------------
              CONSUMER GOODS AND SERVICES -- 5.88%
    175,000   Avon Products, Inc.(a).......       8,099,000
    110,000   Colgate-Palmolive Company....       6,488,900
    280,000   General Electric Company.....      13,650,000
     90,000   Kimberly-Clark Corp. ........       5,031,000
    362,200   Leggett & Platt, Inc. .......       7,979,266
    253,550   Newell Rubbermaid, Inc. .....       6,364,105
    496,000   Philip Morris Companies,
                Inc. ......................      25,172,000
     52,200   Procter & Gamble Company.....       3,330,360
    364,600   Sherwin-Williams Company.....       8,094,120
    166,100   Whirlpool Corp.(a)...........      10,381,250
                                             --------------
                                                 94,590,001
                                             --------------
              DISTRIBUTORS -- 1.66%
    236,200   Arrow Electronics, Inc.(c)...       5,737,298
    223,600   Avnet, Inc. .................       5,013,112
    365,800   Genuine Parts Company........      11,522,700
     10,300   Ingram Micro, Inc. -- Class
                A(c).......................         149,247
    127,800   Tech Data Corp.(c)...........       4,263,408
                                             --------------
                                                 26,685,765
                                             --------------
              ELECTRONICS -- 1.07%
    160,000   Emerson Electric Company.....       9,680,000
    110,000   Rockwell International
                Corp. .....................       4,193,200
    147,600   Thomas & Betts Corp. ........       3,257,532
                                             --------------
                                                 17,130,732
                                             --------------
              ENGINEERING -- 0.48%
    110,000   Fluor Corp. .................       4,966,500
    300,000   Foster Wheeler, Ltd.(a)......       2,715,000
                                             --------------
                                                  7,681,500
                                             --------------
              FINANCIAL SERVICES -- 5.87%
    751,600   Citigroup, Inc. .............      39,714,544
    403,200   Fannie Mae...................      34,332,480

                       See notes to financial statements.

                            VALUE & INCOME PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
    223,000   Freddie Mac..................  $   15,610,000
     74,400   Morgan Stanley Dean Witter &
                Company....................       4,778,712
                                             --------------
                                                 94,435,736
                                             --------------
              FOOD & BEVERAGES -- 1.99%
     90,000   Anheuser-Busch Companies,
                Inc. ......................       3,708,000
    546,600   ConAgra Foods, Inc. .........      10,828,146
    270,300   IBP, Inc.(a).................       6,825,075
    130,000   PepsiCo, Inc. ...............       5,746,000
    543,200   Tyson Foods, Inc. -- Class
                A(a)(c)....................       5,002,872
                                             --------------
                                                 32,110,093
                                             --------------
              INSURANCE -- 6.45%
     88,800   Aetna, Inc.(c)...............       2,297,256
    170,000   Allstate Corp. ..............       7,478,300
    160,000   American General Corp. ......       7,432,000
     80,750   American International Group,
                Inc. ......................       6,944,500
    274,400   Chubb Corp. .................      21,246,792
     40,000   CIGNA Corp. .................       3,832,800
    140,000   Lincoln National Corp. ......       7,245,000
     80,000   Marsh & McLennan Companies,
                Inc. ......................       8,080,000
    226,200   MBIA, Inc. ..................      12,594,816
    288,800   St. Paul Companies, Inc. ....      14,639,272
      5,000   Torchmark Corp. .............         201,050
    143,100   XL Capital, Ltd. -- Class
                A..........................      11,748,510
                                             --------------
                                                103,740,296
                                             --------------
              MACHINERY -- 1.49%
    175,000   Caterpillar, Inc. ...........       8,758,750
    150,000   Deere & Company..............       5,677,500
    230,000   Ingersoll-Rand Company.......       9,476,000
                                             --------------
                                                 23,912,250
                                             --------------
              MANUFACTURING -- 3.82%
    235,700   Cooper Industries, Inc. .....       9,331,363
     90,000   Eaton Corp. .................       6,309,000
     79,500   FMC Corp.(c).................       5,450,520
    130,000   Honeywell International,
                Inc. ......................       4,548,700
    133,900   Minnesota Mining &
                Manufacturing Company......      15,277,990
    228,300   Owens-Illinois, Inc.(c)......       1,547,874

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              MANUFACTURING (CONTINUED)
    516,950   Smurfit-Stone Container
                Corp.(a)(c)................  $    8,374,590
    250,950   Sonoco Products Company......       6,243,636
    220,000   USX-US Steel Group...........       4,433,000
                                             --------------
                                                 61,516,673
                                             --------------
              MEDIA -- 0.64%
    120,000   McGraw-Hill Companies,
                Inc. ......................       7,938,000
     82,800   The Walt Disney Company......       2,392,092
                                             --------------
                                                 10,330,092
                                             --------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 1.51%
    200,000   Baxter International,
                Inc. ......................       9,800,000
    289,800   Johnson & Johnson............      14,490,000
                                             --------------
                                                 24,290,000
                                             --------------
              METALS AND MINING -- 0.40%
    165,000   Alcoa, Inc. .................       6,501,000
                                             --------------
              OIL, COAL AND GAS -- 12.35%
    138,100   Amerada Hess Corp. ..........      11,158,480
     90,000   Baker Hughes, Inc. ..........       3,015,000
     70,000   BP PLC (ADR).................       3,489,500
    115,000   Burlington Resources,
                Inc. ......................       4,594,250
    229,900   Chevron Corp.(a).............      20,805,950
    437,300   Conoco, Inc. -- Class A......      12,331,860
     90,000   Diamond Offshore Drilling,
                Inc.(a)....................       2,974,500
    752,700   Exxon Mobil Corp. ...........      65,748,345
     85,000   Halliburton Company(a).......       3,026,000
     70,000   Kerr-McGee Corp. ............       4,638,900
     55,000   Murphy Oil Corp.(a)..........       4,048,000
    464,000   Occidental Petroleum
                Corp. .....................      12,337,760
    260,700   Phillips Petroleum
                Company(a).................      14,859,900
     65,000   Schlumberger, Ltd............       3,422,250
    295,900   Texaco, Inc. ................      19,706,940
     70,000   Tidewater, Inc. .............       2,639,000
    293,100   Unocal Corp. ................      10,009,365
                                             --------------
                                                198,806,000
                                             --------------
              OIL AND GAS: PIPELINES -- 0.75%
    110,000   El Paso Corp.(a).............       5,779,400
    190,000   Williams Companies, Inc. ....       6,260,500
                                             --------------
                                                 12,039,900
                                             --------------

                       See notes to financial statements.

                            VALUE & INCOME PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              PAPER AND FOREST PRODUCTS -- 3.20%
    465,684   Georgia-Pacific Group(a).....  $   15,763,403
    454,400   International Paper
                Company....................      16,222,080
     20,000   Mead Corp. ..................         542,800
    119,350   Temple-Inland, Inc. .........       6,360,162
    256,200   Westvaco Corp. ..............       6,223,098
    115,000   Weyerhaeuser Company.........       6,321,550
                                             --------------
                                                 51,433,093
                                             --------------
              PHARMACEUTICALS -- 4.69%
    135,000   Abbott Laboratories..........       6,481,350
     90,000   American Home Products
                Corp. .....................       5,259,600
    110,000   Bristol-Myers Squibb
                Company....................       5,753,000
     60,000   Eli Lilly & Company..........       4,440,000
     70,000   GlaxoSmithKline PLC (ADR)....       3,934,000
    136,100   Merck & Company, Inc. .......       8,698,151
    400,000   Pfizer, Inc. ................      16,020,000
    265,000   Pharmacia Corp. .............      12,176,750
    350,775   Schering-Plough Corp. .......      12,712,086
                                             --------------
                                                 75,474,937
                                             --------------
              REAL ESTATE INVESTMENT TRUST -- 0.39%
    110,000   Equity Residential Properties
                Trust......................       6,220,500
                                             --------------
              RETAIL -- 2.01%
    239,900   Federated Department Stores,
                Inc.(c)....................      10,195,750
    105,000   J.C. Penney Company, Inc. ...       2,767,800
    346,500   May Department Stores
                Company....................      11,871,090
     34,900   Sears, Roebuck & Company.....       1,476,619
    190,900   TJX Companies, Inc. .........       6,083,983
                                             --------------
                                                 32,395,242
                                             --------------
              RETAIL: SUPERMARKET -- 0.39%
    355,700   SUPERVALU, Inc. .............       6,242,535
                                             --------------
              RUBBER PRODUCTS -- 0.80%
    193,100   Cooper Tire & Rubber
                Company....................       2,742,020
    360,900   Goodyear Tire & Rubber
                Company(a).................      10,105,200
                                             --------------
                                                 12,847,220
                                             --------------
              TELECOMMUNICATIONS -- 3.64%
     59,100   AT & T Corp. ................       1,300,200
    233,000   BellSouth Corp. .............       9,382,910

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              TELECOMMUNICATIONS (CONTINUED)
    425,500   SBC Communications, Inc. ....  $   17,045,530
    200,000   Sprint Corp. (FON Group).....       4,272,000
    495,652   Verizon Communications,
                Inc. ......................      26,517,382
                                             --------------
                                                 58,518,022
                                             --------------
              TRANSPORTATION -- 3.95%
    561,500   Burlington Northern Santa Fe
                Corp. .....................      16,940,455
    150,000   Canadian National Railway
                Company(a).................       6,075,000
    247,100   CSX Corp. ...................       8,954,904
    609,900   Norfolk Southern Corp. ......      12,624,930
    344,400   Union Pacific Corp.(a).......      18,911,004
                                             --------------
                                                 63,506,293
                                             --------------
              UTILITIES: ELECTRIC -- 7.32%
    225,900   Allegheny Energy, Inc. ......      10,899,675
    236,300   Ameren Corp. ................      10,090,010
    280,580   American Electric Power
                Company, Inc. .............      12,954,379
    325,700   Cinergy Corp. ...............      11,383,215
    296,200   Consolidated Edison,
                Inc.(a)....................      11,788,760
    105,000   Dominion Resources, Inc. ....       6,313,650
    235,000   Duke Energy Corp. ...........       9,167,350
    150,000   Entergy Corp. ...............       5,758,500
     95,000   Exelon Corp. ................       6,091,400
    357,800   FirstEnergy Corp. ...........      11,506,848
    105,000   Reliant Energy, Inc. ........       3,382,050
    305,800   Wisconsin Energy Corp. ......       7,268,866
    393,425   Xcel Energy, Inc. ...........      11,192,941
                                             --------------
                                                117,797,644
                                             --------------
              UTILITIES: NATURAL GAS -- 0.45%
    200,000   KeySpan Corp. ...............       7,296,000
                                             --------------
              TOTAL COMMON STOCK (Cost
              $1,308,592,115)..............   1,496,760,207
                                             --------------
              REGULATED INVESTMENT COMPANIES -- 0.25%
  1,614,594   Dreyfus Cash Management Plus
                Fund(b)....................       1,614,594
  2,381,524   Merrimac Cash Fund -- Premium
                Class(b)...................       2,381,524
                                             --------------
              TOTAL REGULATED INVESTMENT
              COMPANIES (Cost
              $3,996,118)..................       3,996,118
                                             --------------

                       See notes to financial statements.

                            VALUE & INCOME PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              COMMERCIAL PAPER -- 4.23%
$ 6,200,000   Avaya, Inc., 4.25%,
                07/13/01...................  $    6,190,485
  8,800,000   ConAgra Foods, Inc., 4.19%,
                07/11/01...................       8,788,734
  8,200,000   CSX Corp., 4.12%, 07/05/01...       8,195,308
  8,800,000   DaimlerChrysler NA, 4.18%,
                07/12/01...................       8,787,739
  6,000,000   Dominion Resources, Inc.,
                4.15%, 07/18/01............       5,987,550
  6,900,000   Exxon Mobil Corp., 4.10%,
                07/02/01...................       6,898,428
  5,100,000   Harley-Davidson Funding,
                3.72%, 07/11/01............       5,094,203
  5,400,000   Houston Industries Finance
                Company, 4.15%, 07/26/01...       5,383,814
  5,000,000   Kellogg Company, 3.85%,
                07/19/01...................       4,989,840
  1,100,000   Progress Energy, Inc., 4.13%,
                07/23/01...................       1,097,101
  2,100,000   Sony Corp., 3.93%,
                07/06/01...................       2,098,625
  4,614,000   Textron Financial Corp.,
                3.78%, 07/11/01............       4,608,671
                                             --------------
              TOTAL COMMERCIAL PAPER (Cost
              $68,120,498).................      68,120,498
                                             --------------
              TIME DEPOSITS -- 1.85%
  7,460,498   American Express Centurion
                Bank, 4.00%, 07/09/01(b)...       7,460,498
  2,820,826   Bank of Montreal, 3.99%,
                07/02/01(b)................       2,820,826
  6,447,597   Bank of Montreal, 3.80%,
                07/12/01(b)................       6,447,597
  2,321,660   Bank of Nova Scotia, 4.07%,
                07/13/01(b)................       2,321,660
    573,558   Fleet National Bank, 4.21%,
                07/02/01(b)................         573,558
  6,850,574   Keybank, 4.13%,
                07/02/01(b)................       6,850,574
  2,417,849   Royal Bank of Canada, 4.00%,
                07/02/01(b)................       2,417,849
    805,949   Toronto Dominion Bank, 4.06%,
                07/02/01(b)................         805,949
                                             --------------
              TOTAL TIME DEPOSITS (Cost
              $29,698,511).................      29,698,511
                                             --------------

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              SHORT TERM CORPORATE NOTES -- 2.26%
$   485,629   American Express Centurion
                Bank, Floating Rate,
                4.01%(+), 10/05/01(b)......  $      485,629
  1,218,248   Branch Banking & Trust,
                Floating Rate, 3.86%(+),
                11/20/01(b)................       1,218,248
  8,072,968   Credit Suisse First Boston
                Corp., Floating Rate,
                4.23%(+), 05/07/02(b)......       8,072,968
  1,712,611   First Union National Bank,
                Floating Rate, 4.00%(+),
                03/12/02(b)................       1,712,611
 10,000,000   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                4.23%(+), 07/02/01(b)......      10,000,000
  2,937,481   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                4.23%(+), 07/05/01(b)......       2,937,481
  9,025,107   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                4.23%(+), 10/01/01(b)......       9,025,107
  3,000,000   Prudential Securities, Inc.,
                Floating Rate, 4.40%(+),
                09/06/01(b)................       3,000,000
                                             --------------
              TOTAL SHORT TERM CORPORATE
              NOTES (Cost $36,452,044).....      36,452,044
                                             --------------
              TOTAL SECURITIES (Cost
              $1,446,859,286)..............   1,635,027,378
                                             --------------
              REPURCHASE AGREEMENT -- 2.69%
 43,250,446   With Investors Bank & Trust,
                dated 06/29/01, 3.08%, due
                07/02/01, repurchase
                proceeds at maturity
                $43,261,547 (Collateralized
                by Freddie Mac, 6.50%, due
                06/15/31 with a value of
                $24,983,680 and Government
                National Mortgage
                Association, 4.47%, due
                07/16/27, with a value of
                $20,429,409) (Cost
                $43,250,446)...............      43,250,446
                                             --------------
              Total Investments -- 104.29%
              (Cost $1,490,109,732)........   1,678,277,824
              Liabilities less other
              assets -- (4.29)%............     (69,034,284)
                                             --------------
              NET ASSETS -- 100.00%........  $1,609,243,540
                                             ==============

                       See notes to financial statements.

                            VALUE & INCOME PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)


The aggregate cost of securities for federal income tax
purposes at June 30, 2001 is $1,490,109,732.
The following amount is based on cost for federal income
tax purposes:
    Gross unrealized appreciation........  $  228,469,961
    Gross unrealized depreciation........     (40,301,869)
                                           --------------
    Net unrealized appreciation..........  $  188,168,092
                                           ==============

---------------
(a)    All or part of this security is on loan.
(b)    Collateral for securities on loan.
(c)    Non-income producing securities.
(ADR) American Depository Receipts
(+) This interest rate is subject to change monthly based on the London Interbank Offered Rate ("LIBOR"). The rate shown was in effect at June 30, 2001.

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                        VALUE
  ------                                    --------------
              COMMON STOCK -- 96.89%
              ADVERTISING -- 0.56%
     67,000   Omnicom Group, Inc. ........  $    5,762,000
                                            --------------
              AIRLINES -- 0.01%
      5,900   Southwest Airlines
                Company...................         109,091
                                            --------------
              BANKS -- 4.66%
    116,600   Bank of New York Company,
                Inc. .....................       5,596,800
    306,550   Fifth Third Bancorp. .......      18,408,327
     47,700   Northern Trust Corp. .......       2,981,250
     62,200   State Street Corp. .........       3,078,278
    401,100   U.S. Bancorp. ..............       9,141,069
    223,050   Washington Mutual, Inc. ....       8,375,528
                                            --------------
                                                47,581,252
                                            --------------
              BROADCAST SERVICES -- 2.09%
    384,800   AT&T Corp. -- Liberty Media
                Group -- Class A(c).......       6,730,152
    161,200   Clear Channel
                Communications, Inc.(c)...      10,107,240
    105,200   Univision Communications,
                Inc. -- Class A(a)(c).....       4,500,456
                                            --------------
                                                21,337,848
                                            --------------
              COMMUNICATIONS EQUIPMENT AND
                SERVICES -- 2.95%
    152,400   Amdocs, Ltd.(c).............       8,206,740
     51,000   CIENA Corp.(c)..............       1,938,000
    144,100   Comverse Technology,
                Inc.(c)...................       8,303,042
    200,000   QUALCOMM, Inc.(c)...........      11,696,000
                                            --------------
                                                30,143,782
                                            --------------
              COMPUTERS AND OFFICE EQUIPMENT -- 3.17%
    526,500   Dell Computer Corp.(c)......      13,662,675
    173,600   EMC Corp.(c)................       5,043,080
    102,100   International Business
                Machines Corp. ...........      11,537,300
     96,100   Symbol Technologies,
                Inc. .....................       2,133,420
                                            --------------
                                                32,376,475
                                            --------------
              COMPUTER SOFTWARE AND SERVICES -- 9.34%
    116,100   Adobe Systems, Inc. ........       5,456,700
    225,900   BEA Systems, Inc.(a)(c).....       6,937,389
    270,500   Cisco Systems, Inc.(c)......       4,923,100
     78,700   Electronic Arts,
                Inc.(a)(c)................       4,556,730
     56,600   Electronic Data Systems
                Corp. ....................       3,537,500
    667,800   Microsoft Corp.(c)..........      48,482,280

  SHARES                                        VALUE
  ------                                    --------------
              COMMON STOCK (CONTINUED)
              COMPUTER SOFTWARE AND SERVICES (CONTINUED)
    177,700   Siebel Systems, Inc.(c).....  $    8,334,130
    197,250   VERITAS Software Corp.(c)...      13,123,042
                                            --------------
                                                95,350,871
                                            --------------
              CONSUMER GOODS AND SERVICES -- 6.62%
     54,900   Colgate-Palmolive Company...       3,238,551
  1,319,900   General Electric Company....      64,345,125
                                            --------------
                                                67,583,676
                                            --------------
              ELECTRONICS -- 0.73%
     77,700   Celestica, Inc.(a)(c).......       4,001,550
     73,100   Flextronics International
                Ltd.(a)(c)................       1,908,641
     67,400   Sanmina Corp.(a)(c).........       1,577,834
                                            --------------
                                                 7,488,025
                                            --------------
              FINANCIAL SERVICES -- 10.88%
    183,400   Capital One Financial
                Corp. ....................      11,004,000
    511,450   Charles Schwab Corp. .......       7,825,185
    802,200   Citigroup, Inc. ............      42,388,248
    221,800   Fannie Mae..................      18,886,270
     89,600   Goldman Sachs Group,
                Inc. .....................       7,687,680
     39,100   Household International,
                Inc. .....................       2,607,970
    374,600   MBNA Corp. .................      12,343,070
    130,100   Morgan Stanley Dean Witter &
                Company...................       8,356,323
                                            --------------
                                               111,098,746
                                            --------------
              FOOD AND BEVERAGES -- 5.92%
    339,100   Kraft Foods, Inc. --
                Class A(a)(c).............      10,512,100
    135,100   Pepsi Bottling Group,
                Inc. .....................       5,417,510
    328,500   PepsiCo, Inc. ..............      14,519,700
    383,000   Philip Morris Companies,
                Inc. .....................      19,437,250
    389,700   SYSCO Corp. ................      10,580,355
                                            --------------
                                                60,466,915
                                            --------------
              INSURANCE -- 3.36%
    156,000   Ace, Ltd. ..................       6,098,040
    328,450   American International
                Group, Inc. ..............      28,246,700
                                            --------------
                                                34,344,740
                                            --------------
              LEISURE & RECREATION -- 0.54%
    116,600   Marriott International,
                Inc. --
                Class A...................       5,519,844
                                            --------------

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                        VALUE
  ------                                    --------------
              COMMON STOCK (CONTINUED)
              MANUFACTURING -- 3.16%
    591,800   Tyco International,
                Ltd.(a)...................  $   32,253,100
                                            --------------
              MEDIA -- 6.08%
    501,600   AOL Time Warner, Inc.(c)....      26,584,800
    415,300   Viacom, Inc. -- Class
                B(c)......................      21,491,775
    484,500   Walt Disney Company.........      13,997,205
                                            --------------
                                                62,073,780
                                            --------------
              MEDICAL AND OTHER HEALTH SERVICES -- 1.66%
    152,800   HCA -- The Healthcare
                Company...................       6,905,032
    162,200   UnitedHealth Group,
                Inc.(a)...................      10,015,850
                                            --------------
                                                16,920,882
                                            --------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 4.45%
    588,300   Johnson & Johnson...........      29,415,000
    281,900   Medtronic, Inc. ............      12,970,219
     50,300   St. Jude Medical,
                Inc.(a)(c)................       3,018,000
                                            --------------
                                                45,403,219
                                            --------------
              MOTOR VEHICLES -- 1.03%
    222,800   Harley-Davidson, Inc. ......      10,489,424
                                            --------------
              OIL, COAL AND GAS -- 2.79%
     85,700   Baker Hughes, Inc. .........       2,870,950
    211,900   Exxon-Mobil Corp. ..........      18,509,465
     52,300   Royal Dutch Petroleum
                Company...................       3,047,521
     97,300   Transocean Sedco Forex,
                Inc. .....................       4,013,625
                                            --------------
                                                28,441,561
                                            --------------
              OIL, COAL AND GAS: PIPELINES -- 2.57%
      2,200   Dynegy, Inc. -- Class A.....         102,300
    173,100   El Paso Corp. ..............       9,094,674
    347,100   Enron Corp. ................      17,007,900
                                            --------------
                                                26,204,874
                                            --------------
              PHARMACEUTICALS -- 10.80%
    155,500   Allergan, Inc. .............      13,295,250
    332,700   American Home Products
                Corp. ....................      19,442,988
    100,100   Cardinal Health, Inc.(a)....       6,906,900
     64,800   Eli Lilly & Company.........       4,795,200
    293,300   Merck & Company, Inc. ......      18,744,803
    761,200   Pfizer, Inc. ...............      30,486,060

  SHARES                                        VALUE
  ------                                    --------------
              COMMON STOCK (CONTINUED)
              PHARMACEUTICALS (CONTINUED)
     91,200   Pharmacia Corp. ............  $    4,190,640
    342,500   Schering-Plough Corp. ......      12,412,200
                                            --------------
                                               110,274,041
                                            --------------
              RESEARCH AND DEVELOPMENT -- 0.30%
     56,100   Genentech, Inc.(c)..........       3,091,110
                                            --------------
              RETAIL -- 6.14%
     73,600   Best Buy Company, Inc.(c)...       4,675,072
     81,400   Estee Lauder Companies,
                Inc. -- Class A(a)........       3,508,340
    198,200   Kohl's Corp.(c).............      12,433,086
    197,700   Lowe's Companies, Inc. .....      14,343,135
    185,100   Rite Aid Corp.(c)...........       1,665,900
    209,400   Walgreen Company............       7,151,010
    388,700   Wal-Mart Stores, Inc. ......      18,968,560
                                            --------------
                                                62,745,103
                                            --------------
              RETAIL: RESTAURANTS -- 0.91%
    405,200   Starbucks Corp.(a)(c).......       9,319,600
                                            --------------
              SEMICONDUCTORS -- 3.25%
    110,600   Applied Materials,
                Inc.(c)...................       5,430,460
    276,200   Linear Technology Corp. ....      12,213,564
    189,700   Maxim Integrated Products,
                Inc.(c)...................       8,386,637
     93,800   Micron Technology,
                Inc.(a)(c)................       3,855,180
    105,700   Texas Instruments, Inc. ....       3,329,550
                                            --------------
                                                33,215,391
                                            --------------
              TELECOMMUNICATIONS -- 2.68%
    668,000   Qwest Communications
                International, Inc. ......      21,289,160
    251,900   Sprint Corp. (PCS
                Group)(a)(c)..............       6,083,385
                                            --------------
                                                27,372,545
                                            --------------
              UTILITIES: ELECTRIC -- 0.24%
      9,400   Entergy Corp. ..............         360,866
     34,200   FPL Group, Inc. ............       2,059,182
                                            --------------
                                                 2,420,048
                                            --------------
              TOTAL COMMON STOCK (Cost
              $971,140,851)...............     989,387,943
                                            --------------

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                        VALUE
  ------                                    --------------
              REGULATED INVESTMENT COMPANIES -- 0.37%
  1,506,217   Dreyfus Cash Management Plus
                Fund(b)...................  $    1,506,217
  2,221,671   Merrimac Cash
                Fund -- Premium
                Class(b)..................       2,221,671
                                            --------------
              TOTAL REGULATED INVESTMENT
              COMPANIES (Cost
              $3,727,888).................       3,727,888
                                            --------------
 PRINCIPAL
 ---------
              TIME DEPOSITS -- 3.09%
$ 7,401,568   American Express Centurion
                Bank, 4.00%,
                07/09/01(b)...............       7,401,568
  2,590,549   Bank of Montreal, 3.99%,
                07/02/01(b)...............       2,590,549
  5,921,255   Bank of Montreal, 3.80%,
                07/12/01(b)...............       5,921,255
  2,590,549   Bank of Nova Scotia, 4.07%,
                07/13/01(b)...............       2,590,549
  3,827,878   Fleet National Bank, 4.21%,
                07/02/01(b)...............       3,827,878
  6,291,333   Keybank, 4.13%,
                07/02/01(b)...............       6,291,333
  2,220,470   Royal Bank of Canada, 4.00%,
                07/02/01(b)...............       2,220,470
    740,157   Toronto Dominion Bank,
                4.06%, 07/02/01(b)........         740,157
                                            --------------
              TOTAL TIME DEPOSITS (Cost
              $31,583,759)................      31,583,759
                                            --------------
              SHORT TERM CORPORATE NOTES -- 2.90%
  2,759,330   American Express Centurion
                Bank, Floating Rate,
                4.01%(+), 10/05/01(b).....       2,759,330
  3,932,769   Branch Banking & Trust,
                Floating Rate, 3.86%(+),
                11/20/01(b)...............       3,932,769
  7,531,087   Credit Suisse First Boston
                Corp., Floating Rate,
                4.23%(+), 05/07/02(b).....       7,531,087
  3,177,885   First Union National Bank,
                Floating Rate, 4.00%(+),
                03/12/02(b)...............       3,177,885
  3,765,543   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                4.23%(+), 07/05/01(b).....       3,765,543

 PRINCIPAL                                      VALUE
 ---------                                  --------------
              SHORT TERM CORPORATE NOTES (CONTINUED)
$   453,588   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                4.23%(+), 10/01/01(b).....  $      453,588
  8,000,000   Prudential Securities, Inc.,
                Floating Rate, 4.40%(+),
                09/06/01(b)...............       8,000,000
                                            --------------
              TOTAL SHORT TERM CORPORATE
              NOTES (Cost $29,620,202)....      29,620,202
                                            --------------
              TOTAL SECURITIES
                (Cost $1,036,072,700).....   1,054,319,792
                                            --------------
              REPURCHASE AGREEMENT -- 3.91%
 39,960,665   With Investors Bank & Trust,
                dated 06/29/01, 3.08%, due
                07/02/01, repurchase
                proceeds at maturity
                $39,970,901,
                (Collateralized by Freddie
                Mac, 6.50%, due 04/15/31,
                with a value of
                $24,781,691 and Fannie
                Mae, 4.35%, due 01/25/30,
                with a value of
                $17,181,448)
                (Cost $39,960,665)........      39,960,665
                                            --------------
              Total Investments -- 107.16%
              (Cost $1,076,033,365).......   1,094,280,457
              Liabilities less other
              assets -- (7.16)%...........     (73,071,062)
                                            --------------
              NET ASSETS -- 100.00%.......  $1,021,209,395
                                            ==============


The aggregate cost of securities for federal income tax
purposes at June 30, 2001 is $1,076,033,365.
The following amount is based on cost for federal income
tax purposes:
    Gross unrealized appreciation           $  94,576,876
    Gross unrealized depreciation             (76,329,784)
                                            -------------
    Net unrealized appreciation             $  18,247,092
                                            =============

---------------
(a) All or part of this security is on loan.
(b) Collateral for securities on loan.
(c) Non-income producing securities.
(+) This interest rate is subject to change monthly based on the London
    Interbank Offered Rate ("LIBOR"). The rate shown was the rate in effect at June 30, 2001.

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK -- 96.45%
              AEROSPACE AND
                DEFENSE -- 2.18%
    214,560   Boeing Company...............  $   11,929,536
    167,808   General Dynamics Corp. ......      13,057,140
     30,000   United Technologies Corp. ...       2,197,800
                                             --------------
                                                 27,184,476
                                             --------------
              AIRLINES -- 0.90%
    609,748   Southwest Airlines Company...      11,274,241
                                             --------------
              BANKS -- 0.30%
     98,400   Washington Mutual, Inc. .....       3,694,920
                                             --------------
              BROADCAST SERVICES -- 1.16%
    230,805   Clear Channel Communications,
                Inc.(c)....................      14,471,474
                                             --------------
              COMMUNICATIONS EQUIPMENT AND SERVICES --2.36%
     45,071   Ciena Corp.(c)...............       1,712,698
    220,399   JDS Uniphase Corp.(c)........       2,810,087
    170,000   Nokia Oyj.(ADR)(a)...........       3,746,800
     39,100   Oni Systems Corp.(a)(c)......       1,090,890
    302,484   QUALCOMM, Inc.(c)............      17,689,264
    138,000   TyCom, Ltd.(a)(c)............       2,373,600
                                             --------------
                                                 29,423,339
                                             --------------
              COMPUTERS AND OFFICE EQUIPMENT -- 3.76%
    725,601   Compaq Computer Corp. .......      11,239,559
    139,792   Dell Computer Corp.(c).......       3,627,602
    360,000   EMC Corp.(c).................      10,458,000
    122,754   International Business
                Machines Corp. ............      13,871,202
    492,100   Sun Microsystems, Inc.(c)....       7,735,812
                                             --------------
                                                 46,932,175
                                             --------------
              COMPUTER SOFTWARE AND SERVICES -- 12.52%
     77,000   Check Point Software
                Technologies, Ltd.(a)(c)...       3,893,890
  1,194,000   Cisco Systems, Inc.(c).......      21,730,800
     69,400   Electronic Arts,
                Inc.(a)(c).................       4,018,260
     75,000   i2 Technologies,
                Inc.(a)(c).................       1,485,000
     99,000   Juniper Networks, Inc.(c)....       3,078,900
  1,148,389   Microsoft Corp.(a)(c)........      83,373,041
    611,303   Oracle Corp.(c)..............      11,614,757
     60,300   PeopleSoft, Inc.(a)(c).......       2,968,569
    175,000   Siebel Systems, Inc.(c)......       8,207,500
     87,816   VeriSign, Inc.(c)............       5,269,838
    159,119   VERITAS Software Corp.(c)....      10,586,187
                                             --------------
                                                156,226,742
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              CONSUMER GOODS AND SERVICES -- 9.29%
     47,500   Avon Products, Inc. .........  $    2,198,300
    113,300   Cendant Corp.(a)(c)..........       2,209,350
    177,000   Colgate-Palmolive Company....      10,441,230
    267,200   FedEx Corp.(c)...............      10,741,440
  1,782,049   General Electric Company.....      86,874,889
     60,000   United Parcel Service,
                Inc. -- Class B............       3,468,000
                                             --------------
                                                115,933,209
                                             --------------
              ELECTRONICS -- 0.26%
    123,257   Flextronics International
                Ltd.(c)....................       3,218,240
                                             --------------
              FINANCE -- 7.62%
     57,000   Charles Schwab Corp. ........         872,100
    379,181   Citigroup, Inc. .............      20,035,924
     79,501   Countrywide Credit
                Industries, Inc.(a)........       3,647,506
    294,926   Fannie Mae...................      25,112,949
     51,308   Goldman Sachs Group, Inc. ...       4,402,226
    119,300   Instinet Group, Inc.(c)......       2,223,752
    171,727   Lehman Brothers Holdings,
                Inc. ......................      13,351,774
    245,734   Merrill Lynch & Company,
                Inc. ......................      14,559,740
    149,234   USA Education, Inc.(a).......      10,894,082
                                             --------------
                                                 95,100,053
                                             --------------
              FOOD AND BEVERAGES -- 4.26%
    113,199   Adolph Coors Company --
                Class B....................       5,680,326
    533,049   Anheuser-Busch Companies,
                Inc. ......................      21,961,619
    173,000   Coca-Cola Company............       7,785,000
     47,400   Kraft Foods, Inc.(c).........       1,469,400
    270,684   PepsiCo, Inc.................      11,964,233
    160,000   SYSCO Corp. .................       4,344,000
                                             --------------
                                                 53,204,578
                                             --------------
              INSURANCE -- 1.80%
    206,444   American International Group,
                Inc.(a)....................      17,754,184
     35,000   Marsh & McLennan Companies,
                Inc. ......................       3,535,000
      9,300   Progressive Corp. ...........       1,257,267
                                             --------------
                                                 22,546,451
                                             --------------
              LEISURE AND
                RECREATION -- 0.71%
    161,113   Four Seasons Hotels,
                Inc.(a)....................       8,917,605
                                             --------------

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              MANUFACTURING -- 2.22%
    509,000   Tyco International, Ltd. ....  $   27,740,500
                                             --------------
              MEDIA -- 5.22%
    989,396   AOL Time Warner, Inc.(c).....      52,437,988
    130,000   Comcast Corp. -- Class
                A(c).......................       5,642,000
     43,740   Gemstar -- TV Guide
                International, Inc.(c).....       1,863,324
     60,288   USA Networks, Inc.(c)........       1,699,519
     68,331   Viacom, Inc. -- Class B(c)...       3,536,129
                                             --------------
                                                 65,178,960
                                             --------------
              MEDICAL AND OTHER HEALTH SERVICES -- 2.45%
     41,136   Laboratory Corp. of America
                Holdings(a)(c).............       3,163,358
     54,330   Quest Diagnostics, Inc.(c)...       4,066,601
    344,666   Tenet Healthcare Corp.(c)....      17,781,319
     91,034   UnitedHealth Group, Inc. ....       5,621,350
                                             --------------
                                                 30,632,628
                                             --------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 1.95%
    163,870   Baxter International,
                Inc. ......................       8,029,630
    265,416   Cytyc Corp.(a)(c)............       6,117,839
     39,800   Genzyme Corp.(a)(c)..........       2,427,800
    120,000   Johnson & Johnson............       6,000,000
     39,064   Medtronic, Inc. .............       1,797,335
                                             --------------
                                                 24,372,604
                                             --------------
              OIL, COAL AND GAS -- 1.40%
     34,120   BJ Services Company(c).......         968,326
     43,943   Nabors Industries,
                Inc.(a)(c).................       1,634,680
     58,000   Schlumberger, Ltd. ..........       3,053,700
    159,086   Smith International,
                Inc.(c)....................       9,529,251
     54,500   Transocean Sedco Forex,
                Inc.(a)....................       2,248,125
                                             --------------
                                                 17,434,082
                                             --------------
              OIL, COAL AND GAS: PIPELINES -- 1.02%
     35,800   Dynegy, Inc. -- Class A(a)...       1,664,700
    225,451   Enron Corp. .................      11,047,099
                                             --------------
                                                 12,711,799
                                             --------------
              PHARMACEUTICALS -- 14.19%
    137,000   American Home Products
                Corp. .....................       8,006,280
     88,000   Bristol-Myers Squibb
                Company....................       4,602,400
     28,850   Cardinal Health, Inc. .......       1,990,650
    156,000   Eli Lilly & Company..........      11,544,000
     78,088   Forest Laboratories,
                Inc.(a)(c).................       5,544,248

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              PHARMACEUTICALS (CONTINUED)
    175,000   GlaxoSmithkline
                PLC(ADR)(c)................  $    9,835,000
     29,826   IDEC Pharmaceuticals
                Corp.(c)...................       2,018,922
     23,700   King Pharmaceuticals,
                Inc.(c)....................       1,273,875
    351,628   Merck & Company, Inc. .......      22,472,545
    205,000   Millennium Pharmaceuticals,
                Inc.(c)....................       7,293,900
  1,797,295   Pfizer, Inc. ................      71,981,665
    458,559   Pharmacia Corp. .............      21,070,786
    263,000   Schering-Plough Corp. .......       9,531,120
                                             --------------
                                                177,165,391
                                             --------------
              REAL ESTATE INVESTMENT TRUST -- 0.40%
    159,158   Equity Office Properties
                Trust(a)...................       5,034,168
                                             --------------
              RESEARCH AND DEVELOPMENT -- 4.51%
    572,789   Amgen, Inc.(c)...............      34,756,837
    146,414   Genentech, Inc.(c)...........       8,067,411
     56,600   Gilead Sciences,
                Inc.(a)(c).................       3,293,554
    106,000   Human Genome Sciences,
                Inc.(a)(c).................       6,386,500
     80,000   MedImmune, Inc.(c)...........       3,776,000
                                             --------------
                                                 56,280,302
                                             --------------
              RETAIL -- 9.43%
     18,900   BJ's Wholesale Club,
                Inc.(c)....................       1,006,614
    285,006   Costco Wholesale Corp.(c)....      11,708,046
    665,973   Home Depot, Inc. ............      31,001,043
     37,800   Kohl's Corp.(c)..............       2,371,194
    247,921   Nike, Inc. -- Class B........      10,410,203
    151,139   Safeway, Inc.(c).............       7,254,672
    115,000   Target Corp. ................       3,979,000
    389,933   Tiffany & Company............      14,123,373
    200,000   Walgreen Company.............       6,830,000
    593,978   Wal-Mart Stores, Inc. .......      28,986,126
                                             --------------
                                                117,670,271
                                             --------------
              SCIENTIFIC EQUIPMENT -- 0.37%
    168,000   Waters Corp.(c)..............       4,638,480
                                             --------------
              SEMICONDUCTORS -- 3.35%
     39,100   ASML Holding N.V. ...........         869,975
  1,018,940   Intel Corp. .................      29,803,995
    127,000   Maxim Integrated Products,
                Inc.(c)....................       5,614,670
     50,800   Micron Technology, Inc.(c)...       2,087,880

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              SEMICONDUCTORS (CONTINUED)
     24,500   NVIDIA Corp.(a)(c)...........  $    2,272,375
     75,180   Taiwan Semiconductor
                Manufacturing Company,
                Ltd.(ADR)(a)...............       1,141,984
                                             --------------
                                                 41,790,879
                                             --------------
              TELECOMMUNICATIONS -- 2.28%
    230,000   Nextel Communications,
                Inc. -- Class A(a)(c)......       4,025,000
    357,000   Qwest Communications
                International, Inc. .......      11,377,590
    245,000   Vodafone Group PLC(ADR)(a)...       5,475,750
    510,000   WorldCom, Inc. -- WorldCom
                Group(a)(c)................       7,629,600
                                             --------------
                                                 28,507,940
                                             --------------
              UTILITIES: ELECTRIC -- 0.54%
    177,800   Calpine Corp.(a)(c)..........       6,720,840
                                             --------------
              TOTAL COMMON STOCK
              (Cost $1,314,014,214)........   1,204,006,347
                                             --------------
              REGULATED INVESTMENT COMPANIES -- 0.45%
  2,269,633   Dreyfus Cash Management Plus
                Fund(b)....................       2,269,633
  3,347,709   Merrimac Cash Fund -- Premium
                Class(b)...................       3,347,709
                                             --------------
              TOTAL REGULATED INVESTMENT
              COMPANIES (Cost $5,617,342)         5,617,342
                                             --------------
 PRINCIPAL
 ---------
              TIME DEPOSITS -- 3.68%
$10,245,866   American Express Centurion
                Bank, 4.00%, 07/09/01(b)...      10,245,866
  3,586,054   Bank of Montreal, 3.99%,
                07/02/01(b)................       3,586,054
  8,196,693   Bank of Montreal, 3.80%,
                07/12/01(b)................       8,196,693
  4,488,919   Bank of Nova Scotia, 4.07%,
                07/13/01(b)................       4,488,919
  6,615,707   Fleet National Bank, 4.21%,
                07/02/01(b)................       6,615,707
  8,708,986   Keybank, 4.13%,
                07/02/01(b)................       8,708,986
  3,073,760   Royal Bank of Canada, 4.00%,
                07/02/01(b)................       3,073,760
  1,024,587   Toronto Dominion Bank, 4.06%,
                07/02/01(b)................       1,024,587
                                             --------------
              TOTAL TIME DEPOSITS (Cost
              $45,940,572).................      45,940,572
                                             --------------

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              SHORT TERM CORPORATE NOTES -- 3.38%
$ 3,404,448   American Express Centurion
                Bank, Floating Rate,
                4.01%(+), 10/05/01(b)......  $    3,404,448
  4,337,035   Branch Banking & Trust,
                Floating Rate, 3.86%(+),
                11/20/01(b)................       4,337,035
 11,348,165   Credit Suisse First Boston
                Corp., Floating Rate,
                4.23%(+), 05/07/02(b)......      11,348,165
  3,341,833   First Union National Bank,
                Floating Rate, 4.00%(+),
                03/12/02(b)................       3,341,833
  5,674,083   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                4.23%(+), 07/05/01(b)......       5,674,083
  2,068,915   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                4.23%(+), 10/01/01(b)......       2,068,915
 12,000,000   Prudential Securities, Inc.,
                Floating Rate, 4.40%(+),
                09/06/01(b)................      12,000,000
                                             --------------
              TOTAL SHORT TERM CORPORATE
              NOTES (Cost $42,174,479).....      42,174,479
                                             --------------
              TOTAL SECURITIES (Cost
              $1,407,746,607)..............   1,297,738,740
                                             --------------
              REPURCHASE AGREEMENTS -- 3.33%
  8,822,489   With Investors Bank & Trust,
                dated 06/29/01, 3.08%, due
                07/02/01, repurchase
                proceeds at maturity
                $8,824,753 (Collateralized
                by Government National
                Mortgage Association,
                7.50%, due 12/20/10, with a
                value of $595,078 and
                Government National
                Mortgage Association
                Adjustable Rate Mortgage,
                7.75%, due 08/20/24, with a
                value of $8,668,665).......       8,822,489
 15,534,649   With Investors Bank & Trust,
                dated 06/29/01, 3.08%, due
                07/02/01, repurchase
                proceeds at maturity
                $15,538,637 (Collateralized
                by Freddie Mac Adjustable
                Rate Mortgage, 7.013%, due
                12/01/25, with a value of
                $4,557,300 and Fannie Mae,
                7.475%, due 06/01/09, with
                a value of $11,754,295)....      15,534,649

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              REPURCHASE AGREEMENTS (CONTINUED)
$17,157,953   With Investors Bank & Trust,
                dated 06/29/01, 3.08%, due
                07/02/01, repurchase
                proceeds at maturity
                $17,162,356 (Collateralized
                by Government National
                Mortgage Association
                Adjustable Rate Mortgage,
                8.019%, due 09/01/29, with
                a value of $5,692,002 and
                Government National
                Mortgage Association
                Adjustable Rate Mortgage,
                7.375%, due 06/20/23, with
                a value of $12,324,373)....  $   17,157,953
                                             --------------
              TOTAL REPURCHASE AGREEMENTS
              (Cost $41,515,091)...........      41,515,091
                                             --------------
              Total Investments -- 107.29%
              (Cost $1,449,261,698)........   1,339,253,831
              Liabilities less other
              assets -- (7.29)%............     (90,968,629)
                                             --------------
              NET ASSETS -- 100.00%........  $1,248,285,202
                                             ==============


The aggregate cost of securities for federal income tax
purposes at June 30, 2001, is $1,449,261,698.
The following amount is based on cost for federal income
tax purposes:
    Gross unrealized appreciation.........  $  71,939,266
    Gross unrealized depreciation.........   (181,947,133)
                                            -------------
    Net unrealized depreciation...........  $(110,007,867)
                                            =============

---------------
(a)    All or part of this security is on loan.
(b)    Collateral for securities on loan.
(c)    Non-income producing security.
(ADR) American Depository Receipts.
(+) This interest rate is subject to change monthly based on the London Interbank Offered Rate ("LIBOR"). The rate shown was in effect at June 30, 2001.

                       See notes to financial statements.

                            MID-CAP VALUE PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2001
                                  (UNAUDITED)

 SHARES                                           VALUE
 ------                                         ----------
           COMMON STOCK -- 94.60%
           AEROSPACE -- 4.60%
   6,000   Embraer -- Empresa Brasileira de
             Aeronautica S.A. (ADR)...........  $  234,300
                                                ----------
           BANKS -- 6.89%
   3,500   Charter One Financial, Inc. .......     111,650
   5,000   North Fork Bancorp., Inc. .........     155,000
   2,250   Washington Mutual, Inc. ...........      84,488
                                                ----------
                                                   351,138
                                                ----------
           COMMERCIAL SERVICES -- 5.93%
   4,700   Acxiom Corp.(a)....................      61,523
   8,000   Cendant Corp.(a)...................     156,000
   3,200   Viad Corp. ........................      84,480
                                                ----------
                                                   302,003
                                                ----------
           COMPUTERS AND OFFICE EQUIPMENT -- 3.08%
  16,000   IKON Office Solutions, Inc. .......     156,800
                                                ----------
           CONSUMER GOODS AND SERVICES -- 1.61%
   3,500   Tupperware Corp. ..................      82,005
                                                ----------
           ELECTRONICS -- 5.39%
   1,600   Amphenol Corp. -- Class A(a).......      64,080
   1,700   L-3 Communications
             Holdings, Inc.(a)................     129,710
   2,700   Molex, Inc. -- Class A.............      80,514
                                                ----------
                                                   274,304
                                                ----------
           INSURANCE -- 7.76%
   1,300   ACE, Ltd. .........................      50,817
   3,400   Aon Corp. .........................     119,000
   1,100   Everest Re Group, Ltd. ............      82,280
   1,600   Hartford Financial Services
             Group, Inc. .....................     109,440
   1,900   Willis Group Holdings, Ltd.(a).....      33,725
                                                ----------
                                                   395,262
                                                ----------
           LEISURE & RECREATION -- 1.57%
   2,600   Carnival Corp. ....................      79,820
                                                ----------
           MACHINERY -- 1.22%
   3,800   Harnischfeger Industries, Inc. ....      62,320
                                                ----------
           MANUFACTURING -- 1.72%
     700   SPX Corp. .........................      87,626
                                                ----------
           MEDIA -- 5.60%
   2,700   McGraw-Hill Companies, Inc. .......     178,605
   4,700   Metro-Goldwyn-Mayer, Inc.(a).......     106,455
                                                ----------
                                                   285,060
                                                ----------

 SHARES                                           VALUE
 ------                                         ----------
           COMMON STOCK (CONTINUED)
           MEDICAL AND OTHER HEALTH SERVICES -- 1.48%
     800   Wellpoint Health Networks,
             Inc.(a)..........................  $   75,392
                                                ----------
           MEDICAL EQUIPMENT AND SUPPLIES -- 3.17%
   4,700   Boston Scientific Corp.(a).........      79,900
   3,100   Edwards Lifesciences Corp.(a)......      81,716
                                                ----------
                                                   161,616
                                                ----------
           OIL, COAL AND GAS -- 11.96%
   3,400   Air Products & Chemicals, Inc. ....     155,550
   1,400   Anderson Exploration, Ltd. ........      28,266
   6,100   Arch Coal, Inc. ...................     157,807
   2,600   CONSOL Energy, Inc. ...............      65,780
  10,200   Massey Energy Company..............     201,552
                                                ----------
                                                   608,955
                                                ----------
           OIL, COAL AND GAS: PIPELINES -- 3.13%
   1,500   El Paso Corp. .....................      78,810
   1,600   Kinder Morgan, Inc. ...............      80,400
                                                ----------
                                                   159,210
                                                ----------
           PHARMACEUTICALS -- 6.01%
   4,000   ICN Pharmaceuticals, Inc.(a).......     126,880
   3,600   IMS Health, Inc. ..................     102,600
   3,800   Omnicare, Inc. ....................      76,760
                                                ----------
                                                   306,240
                                                ----------
           REGULATED INVESTMENT COMPANY -- 1.53%
   8,800   John Hancock Bank & Thrift
             Opportunity Fund.................      78,056
                                                ----------
           RETAIL -- 3.98%
   3,900   Dollar Tree Stores, Inc.(a)........     108,576
   3,800   Toys "R" Us, Inc.(a)...............      94,050
                                                ----------
                                                   202,626
                                                ----------
           RETAIL: AUTOMOBILES -- 7.10%
  18,100   AutoNation, Inc.(a)................     209,960
   9,500   Circuit City Stores, Inc. -- CarMax
             Group(a).........................     151,620
                                                ----------
                                                   361,580
                                                ----------
           SCIENTIFIC & TECHNICAL INSTRUMENTS -- 0.61%
     500   Millipore Corp. ...................      30,990
                                                ----------
           TELECOMMUNICATIONS -- 1.33%
   4,200   Worldcom, Inc. -- MCI Group........      67,620
                                                ----------

                       See notes to financial statements.

                            MID-CAP VALUE PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

 SHARES                                           VALUE
 ------                                         ----------
           COMMON STOCK (CONTINUED)
           UTILITIES: ELECTRIC -- 8.93%
   8,800   ALLETE, Inc. ......................  $  198,000
   2,800   Exelon Corp. ......................     179,536
   3,600   Western Resources, Inc. ...........      77,400
                                                ----------
                                                   454,936
                                                ----------
           TOTAL COMMON STOCK
           (Cost $4,746,016)..................   4,817,859
                                                ----------
PRINCIPAL
---------
            REPURCHASE AGREEMENT -- 5.60%
$285,328..  With Investors Bank & Trust, dated
              06/29/01, 3.08%, due 07/02/01,
              repurchase proceeds at maturity
              $285,401, (Collateralized by
              Government National Mortgage
              Association, 7.75%, due 07/20/22,
              with a value of $299,597) (Cost
              $285,328)........................     285,328
                                                 ----------
            Total Investments -- 100.20% (Cost
            $5,031,344)........................   5,103,187
            Liabilities less other
            assets -- (0.20)%..................      (9,964)
                                                 ----------
            NET ASSETS -- 100.00%..............  $5,093,223
                                                 ==========
The aggregate cost of securities for federal income tax
purposes at June 30, 2001 is $5,031,344.
The following amount is based on cost for federal income
tax purposes:
    Gross unrealized appreciation..............  $  336,085
    Gross unrealized depreciation..............    (264,242)
                                                 ----------
    Net unrealized appreciation................  $   71,843
                                                 ==========

---------------

(a)  Non-income producing securities.

                       See notes to financial statements.

                            MID-CAP GROWTH PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK -- 99.35%
              AEROSPACE -- 0.95%
        600   General Dynamics Corp. ......  $       46,686
                                             --------------
              AGRICULTURE  -- 1.43%
      1,900   Monsanto Company.............          70,300
                                             --------------
              BANKS -- 2.48%
        600   City National Corp. .........          26,574
        600   Investors Financial Services
                Corp. .....................          40,200
        900   North Fork Bancorporation,
                Inc. ......................          27,900
        600   TCF Financial Corp. .........          27,786
                                             --------------
                                                    122,460
                                             --------------
              BUSINESS SERVICES -- 2.35%
      1,000   Fiserv, Inc.(a)..............          63,980
        900   Manpower, Inc. ..............          26,910
      1,000   Robert Half International,
                Inc.(a)....................          24,890
                                             --------------
                                                    115,780
                                             --------------
              COMMUNICATIONS EQUIPMENT -- 2.38%
      1,200   Comverse Technology,
                Inc.(a)....................          69,144
      1,800   RF Micro Devices, Inc.(a)....          48,240
                                             --------------
                                                    117,384
                                             --------------
              COMPUTERS AND OFFICE EQUIPMENT -- 2.39%
      1,100   Brocade Communications
                Systems, Inc.(a)...........          48,389
      1,500   Jabil Circuit, Inc.(a).......          46,290
      1,700   Network Appliance, Inc.(a)...          23,290
                                             --------------
                                                    117,969
                                             --------------
              COMPUTER SOFTWARE AND SERVICES -- 14.95%
      1,300   Affiliated Computer Services,
                Inc. -- Class A(a).........          93,483
      2,700   BISYS Group, Inc.(a).........         159,300
      1,400   Check Point Software
                Technologies, Ltd.(a)......          70,798
      1,300   Electronic Arts, Inc.(a).....          75,270
      1,700   i2 Technologies, Inc.(a).....          33,660
      1,600   Interwoven, Inc.(a)..........          27,040
      1,000   Mercury Interactive
                Corp.(a)...................          59,900
      1,800   Micromuse, Inc.(a)...........          50,382
      1,300   PeopleSoft, Inc.(a)..........          63,999

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              COMPUTER SOFTWARE AND SERVICES (CONTINUED)
      1,500   Peregrine Systems, Inc.(a)...  $       43,500
      1,000   VeriSign, Inc.(a)............          60,010
                                             --------------
                                                    737,342
                                             --------------
              ELECTRONICS -- 2.12%
      4,000   Flextronics International,
                Ltd.(a)....................         104,440
                                             --------------
              FOOD AND BEVERAGES -- 0.16%
        350   Hain Celestial Group,
                Inc.(a)....................           7,700
                                             --------------
              INSURANCE -- 5.13%
      2,800   ACE, Ltd. ...................         109,452
        600   Everest Re Group, Ltd. ......          44,880
      1,200   XL Capital Ltd. -- Class A...          98,520
                                             --------------
                                                    252,852
                                             --------------
              LEISURE AND RECREATION -- 3.27%
      1,400   Harrah's Entertainment,
                Inc.(a)....................          49,420
      3,000   Starwood Hotel & Resorts
                Worldwide, Inc. ...........         111,840
                                             --------------
                                                    161,260
                                             --------------
              MEDIA -- 1.62%
      2,000   Charter Communications,
                Inc. -- Class A(a).........          46,700
        500   McGraw-Hill Companies,
                Inc. ......................          33,075
                                             --------------
                                                     79,775
                                             --------------
              MEDICAL AND OTHER HEALTH SERVICES -- 2.31%
      2,500   Universal Health Services,
                Inc. -- Class B(a).........         113,750
                                             --------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 5.66%
      1,800   Biomet, Inc. ................          86,508
      3,500   Cytyc Corp.(a)...............          80,675
      1,000   Stryker Corp. ...............          54,850
        800   Varian Medical Systems,
                Inc. ......................          57,200
                                             --------------
                                                    279,233
                                             --------------
              OIL, COAL AND GAS -- 9.37%
      2,300   BJ Services Company(a).......          65,274
        900   Nabors Industries, Inc.(a)...          33,480
      2,200   Noble Drilling Corp.(a)......          72,050
      2,200   Patterson-UTI Energy,
                Inc.(a)....................          39,314

                       See notes to financial statements.

                            MID-CAP GROWTH PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              OIL, COAL AND GAS (CONTINUED)
      1,000   Smith International,
                Inc.(a)....................  $       59,900
      4,000   Weatherford International,
                Inc.(a)....................         192,000
                                             --------------
                                                    462,018
                                             --------------
              OIL AND GAS: PIPELINES -- 1.15%
      2,300   Aquila, Inc.(a)..............          56,695
                                             --------------
              PHARMACEUTICALS -- 11.33%
        700   Abgenix, Inc.(a).............          31,500
        900   Andrx Group(a)...............          69,300
        600   Biogen, Inc.(a)..............          32,616
      1,100   Cephalon, Inc.(a)............          77,550
      1,100   Forest Laboratories,
                Inc.(a)....................          78,100
        900   ICOS Corp.(a)................          57,600
      1,700   IDEC Pharmaceuticals
                Corp.(a)...................         115,073
      1,800   King Pharmaceuticals,
                Inc.(a)....................          96,750
                                             --------------
                                                    558,489
                                             --------------
              RESEARCH AND DEVELOPMENT -- 5.25%
        800   Human Genome Sciences,
                Inc.(a)....................          48,200
      1,800   IMS Health, Inc. ............          51,300
      1,100   Medarex, Inc.(a).............          25,850
      1,700   MedImmune, Inc.(a)...........          80,240
      1,500   Millennium Pharmaceuticals,
                Inc.(a)....................          53,370
                                             --------------
                                                    258,960
                                             --------------
              RETAIL -- 6.33%
      1,700   Bed Bath & Beyond, Inc.(a)...          51,000
      1,000   Best Buy Company, Inc.(a)....          63,520
      1,000   BJ's Wholesale Club,
                Inc.(a)....................          53,260
      1,400   CDW Computer Centers,
                Inc.(a)....................          55,594
        900   NIKE, Inc. -- Class B........          37,791
      1,600   TJX Companies, Inc. .........          50,992
                                             --------------
                                                    312,157
                                             --------------
              RETAIL: RESTAURANTS -- 1.58%
      3,400   Starbucks Corp.(a)...........          78,200
                                             --------------
              SCIENTIFIC EQUIPMENT -- 2.13%
      3,800   Waters Corp.(a)..............         104,918
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              SEMICONDUCTORS -- 6.46%
      2,600   Advanced Micro Devices,
                Inc.(a)....................  $       75,088
        700   KLA-Tencor Corp.(a)..........          40,929
      1,800   Marvell Technology Group,
                Ltd.(a)....................          48,420
      2,800   Microchip Technology,
                Inc.(a)....................          95,900
      1,600   Semtech Corp.(a).............          48,000
      1,800   Transmeta Corp.(a)...........          10,044
                                             --------------
                                                    318,381
                                             --------------
              TELECOMMUNICATIONS -- 4.56%
      1,600   Amdocs, Ltd.(a)..............          86,160
      6,500   McLeodUSA, Inc. -- Class
                A(a).......................          29,835
      3,700   Nextel Partners, Inc. --
                Class A(a).................          57,424
      1,200   Western Wireless Corp. --
                Class A(a).................          51,600
                                             --------------
                                                    225,019
                                             --------------
              TOYS -- 1.23%
      3,200   Mattel, Inc. ................          60,544
                                             --------------
              UTILITIES -- 2.76%
      3,600   Calpine Corp.(a).............         136,080
                                             --------------
              TOTAL COMMON STOCK (Cost
              $4,971,947)..................       4,898,392
                                             --------------
 PRINCIPAL
 ---------
              REPURCHASE AGREEMENT -- 0.12%
$5,686......  With Investors Bank & Trust,
                dated 06/29/01, 3.08%, due
                07/02/01, repurchase
                proceeds at maturity $5,688
                (Collateralized by Fannie
                Mae Adjustable Rate
                Mortgage, 7.976%, due
                11/01/22, with a value of
                $6,030) (Cost $5,686)......           5,686
                                             --------------
              Total Investments -- 99.47%
              (Cost $4,977,633)............       4,904,078
              Other assets less
              liabilities -- 0.53%.........          26,137
                                             --------------
              NET ASSETS -- 100.00%........  $    4,930,215
                                             ==============

                       See notes to financial statements.

                            MID-CAP GROWTH PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)


The aggregate cost of securities for federal income tax
purposes at June 30, 2001, is $4,977,633.
The following amount is based on cost for federal income
tax purposes:
    Gross unrealized appreciation............  $  390,585
    Gross unrealized depreciation............    (464,140)
                                               ----------
    Net unrealized depreciation..............  $  (73,555)
                                               ==========

---------------
(a) Non-income producing security.

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK -- 93.75%
              ADVERTISING -- 0.32%
     99,900   Lamar Advertising
                Company(c).................  $    4,395,600
                                             --------------
              AEROSPACE -- 0.52%
    219,900   AAR Corp. ...................       3,760,290
    240,900   Innovative Solutions and
                Support, Inc.(c)...........       3,468,960
                                             --------------
                                                  7,229,250
                                             --------------
              AGRICULTURE -- 0.30%
    209,400   Delta and Pine Land
                Company....................       4,114,710
                                             --------------
              AIRLINES -- 0.33%
    258,200   AirTran Holdings, Inc.(c)....       2,711,100
     59,900   Atlantic Coast Airlines
                Holdings, Inc.(c)..........       1,796,401
                                             --------------
                                                  4,507,501
                                             --------------
              APPAREL -- 0.27%
    129,100   Ashworth, Inc.(c)............         712,632
    122,800   Quiksilver, Inc.(c)..........       3,070,000
                                             --------------
                                                  3,782,632
                                             --------------
              BANKS -- 5.14%
     82,900   Astoria Financial Corp. .....       4,559,500
    151,976   Banner Corp. ................       3,343,472
    258,828   Charter One Financial,
                Inc. ......................       8,256,613
    103,800   Compass Bancshares, Inc. ....       2,750,700
     74,770   FleetBoston Financial
                Corp. .....................       2,949,677
    790,000   Hibernia Corporation -- Class
                A..........................      14,062,000
    536,811   Hudson United Bancorp........      13,688,680
    313,992   National Commerce Financial
                Corp. .....................       7,651,985
    325,000   People's Bank................       7,575,750
    159,940   Sterling Financial
                Corp.(c)...................       2,399,100
    155,980   Washington Federal, Inc. ....       3,824,630
                                             --------------
                                                 71,062,107
                                             --------------
              BROADCAST SERVICES -- 3.02%
    439,400   Cox Radio, Inc. -- Class
                A(c).......................      12,237,290
     74,900   Entercom Communications
                Corp.(c)...................       4,015,389
    218,400   Radio One, Inc. -- Class
                A(c).......................       5,023,200

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              BROADCAST SERVICES (CONTINUED)
    247,397   Saga Communications, Inc. --
                Class A(c).................  $    5,873,205
    301,500   Salem Communications Corp. --
                Class A(c).................       6,596,820
    217,100   Westwood One, Inc.(c)........       8,000,135
                                             --------------
                                                 41,746,039
                                             --------------
              BUSINESS SERVICES -- 3.31%
    206,200   ABM Industries, Inc. ........       7,680,950
    329,800   AHL Services, Inc.(a)(c).....       2,638,400
     54,800   eFunds Corp.(c)..............       1,019,280
    561,633   Encompass Service Corp.(c)...       5,026,615
    158,600   Hall, Kinion & Associates,
                Inc.(c)....................       1,278,316
    302,700   KPMG Consulting, Inc.(c).....       4,646,445
    171,900   Manpower, Inc. ..............       5,139,810
    172,700   National Processing,
                Inc.(c)....................       4,835,600
    201,500   NCO Group, Inc.(a)(c)........       6,232,395
    195,400   Paxar Corp.(c)...............       2,813,760
     48,950   Resources Connection,
                Inc.(c)....................       1,264,868
    100,000   Reynolds and Reynolds
                Company -- Class A.........       2,195,000
     60,000   Volt Information Sciences,
                Inc.(c)....................       1,050,000
                                             --------------
                                                 45,821,439
                                             --------------
              CHEMICALS -- 0.23%
    313,800   Agrium, Inc.(a)..............       3,138,000
                                             --------------
              COMMERCIAL SERVICES -- 2.20%
    191,600   Central Parking Corp.(a).....       3,582,920
    113,300   Chemed Corp. ................       4,094,662
    201,000   F.Y.I., Inc.(c)..............       8,241,000
    242,270   Iron Mountain, Inc.(c).......      10,863,387
    105,900   MemberWorks, Inc.(a)(c)......       2,450,526
    660,000   Student Advantage, Inc.(c)...       1,207,800
                                             --------------
                                                 30,440,295
                                             --------------
              COMMUNICATIONS EQUIPMENT -- 1.60%
     82,000   American Tower Corp. -- Class
                A(a)(c)....................       1,694,940
     88,100   Anaren Microwave, Inc.(c)....       1,762,000
     75,400   EMS Technologies, Inc.(c)....       1,149,850
    223,200   Inrange Technologies Corp. --
                Class B(a)(c)..............       3,426,120
    183,100   SBA Communications
                Corp.(c)...................       4,531,725

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              COMMUNICATIONS EQUIPMENT (CONTINUED)
    154,600   SpectraLink Corp.(c).........  $    2,011,346
    391,100   Spectrasite Holdings,
                Inc.(a)(c).................       2,831,564
    103,900   Stanford Microdevices,
                Inc.(a)(c).................       1,755,910
    200,900   SymmetriCom, Inc.(c).........       2,941,176
                                             --------------
                                                 22,104,631
                                             --------------
              COMPUTERS AND OFFICE EQUIPMENT -- 0.68%
    365,100   Concurrent Computer
                Corp.(c)...................       2,555,700
    230,100   Electronics for Imaging,
                Inc.(c)....................       6,787,950
                                             --------------
                                                  9,343,650
                                             --------------
              COMPUTER AND SOFTWARE SERVICES -- 5.79%
     18,900   Advent Software, Inc.(c).....       1,200,150
    408,700   American Management Systems,
                Inc.(c)....................       9,645,320
    444,400   Checkpoint Systems,
                Inc.(a)(c).................       7,910,320
    212,650   InterCept Group,
                Inc.(a)(c).................       8,080,700
    364,900   Legato Systems, Inc.(c)......       5,820,155
    206,000   Moldflow Corp.(c)............       3,174,460
    171,900   MRO Software, Inc.(c)........       2,716,020
     47,225   Netegrity, Inc.(a)(c)........       1,416,750
     73,600   OPNET Technologies,
                Inc.(c)....................       1,315,232
    788,700   Parametric Technology
                Corp.(c)...................      11,033,913
     56,200   PLATO Learning, Inc.(c)......       1,739,390
    300,000   Rational Software
                Corp.(a)(c)................       8,415,000
    114,624   SeaChange International,
                Inc.(a)(c).................       2,066,671
    100,000   Synopsys, Inc.(c)............       4,839,000
     86,700   Take-Two Interactive
                Software, Inc.(a)(c).......       1,608,285
    519,927   3DO Company(c)...............       3,785,069
    230,500   Titan Corp.(a)(c)............       5,278,450
                                             --------------
                                                 80,044,885
                                             --------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 0.89%
    122,700   Chicago Bridge & Iron Company
                N.V. ......................       4,153,395
    119,800   Shaw Group, Inc.(a)(c).......       4,803,980
    226,000   U.S. Aggregates, Inc. .......         305,100
    213,975   Watsco, Inc. ................       3,017,047
                                             --------------
                                                 12,279,522
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              CONSUMER GOODS AND SERVICES -- 1.26%
     89,400   Advanced Marketing Services,
                Inc. ......................  $    1,863,990
     69,400   Coinstar, Inc.(c)............       1,544,150
    287,500   Helen of Troy Ltd.(c)........       2,541,500
    195,350   1-800 CONTACTS, Inc.(c)......       4,842,726
    151,900   Rayovac Corp.(a)(c)..........       3,235,470
    177,500   Yankee Candle Company,
                Inc.(a)(c).................       3,370,725
                                             --------------
                                                 17,398,561
                                             --------------
              EDUCATION -- 2.17%
    114,900   Bright Horizons Family
                Solutions, Inc.(c).........       3,607,860
     87,100   Career Education Corp.(c)....       5,217,290
    471,765   ITT Educational Services,
                Inc.(c)....................      21,229,425
                                             --------------
                                                 30,054,575
                                             --------------
              ELECTRONICS -- 3.59%
     96,800   DuraSwitch Industries,
                Inc.(c)....................       1,499,432
    183,200   Interlink Electronics,
                Inc.(a)(c).................       1,485,752
    142,600   Littelfuse, Inc.(c)..........       3,820,254
     77,175   Merix Corp.(c)...............       1,349,791
    200,000   Optimal Robotics
                Corp.(a)(c)................       7,600,000
    183,000   Pemstar, Inc.(a)(c)..........       2,686,440
    210,000   Rogers Corp.(a)(c)...........       5,565,000
    498,300   Sensormatic Electronics
                Corp.(a)(c)................       8,471,100
    261,850   Signal Technology Corp.(c)...       2,814,887
    450,000   Thomas & Betts Corp. ........       9,931,500
    108,300   Universal Electronics,
                Inc.(c)....................       1,949,400
    111,800   Zygo Corp.(a)(c).............       2,487,550
                                             --------------
                                                 49,661,106
                                             --------------
              ENGINEERING -- 1.79%
    153,800   Flour Corp. .................       6,944,070
    422,200   Foster Wheeler, Ltd.(a)......       3,820,910
     45,000   Jacobs Engineering Group,
                Inc.(c)....................       2,935,350
    273,900   McDermott International,
                Inc.(c)....................       3,190,935
    233,100   Michael Baker Corp.(c).......       3,228,435
     35,400   TRC Companies, Inc.(c).......       1,422,018
    120,600   URS Corp.(c).................       3,256,200
                                             --------------
                                                 24,797,918
                                             --------------

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              ENVIRONMENTAL MANAGEMENT SERVICES -- 1.89%
    404,020   Allied Waste Industries,
                Inc.(c)....................  $    7,547,094
    115,900   Capital Environmental
                Resource, Inc.(c)..........         289,750
    435,700   Casella Waste Systems,
                Inc. -- Class A(c).........       5,446,250
    271,500   Republic Services, Inc.(c)...       5,389,275
    150,900   Waste Connections,
                Inc.(a)(c).................       5,432,400
    260,100   Waste Holdings, Inc.(a)(c)...       1,976,760
                                             --------------
                                                 26,081,529
                                             --------------
              EQUIPMENT RENTAL AND LEASING -- 0.70%
    239,100   Aaron Rents, Inc. ...........       4,064,700
    105,600   Electro Rent Corp.(c)........       1,722,336
     79,000   XTRA Corp.(c)................       3,918,400
                                             --------------
                                                  9,705,436
                                             --------------
              FINANCE -- 0.73%
    435,590   Allied Capital Corp. ........      10,083,909
                                             --------------
              FOOD AND BEVERAGE -- 0.23%
    148,900   United Natural Foods,
                Inc.(c)....................       3,119,455
                                             --------------
              INSURANCE -- 0.52%
     51,000   MONY Group, Inc. ............       2,046,630
     38,600   National Western Life
                Insurance Company -- Class
                A(c).......................       4,632,000
    169,100   Penn Treaty American
                Corp.(a)(c)................         554,648
                                             --------------
                                                  7,233,278
                                             --------------
              INTERNET -- 1.65%
    439,300   Alloy Online, Inc.(a)(c).....       6,286,383
    230,100   C-bridge Internet Solutions,
                Inc.(c)....................         379,665
     95,100   EarthLink, Inc.(c)...........       1,340,910
    260,500   Foundry Networks,
                Inc.(a)(c).................       5,204,790
    196,100   Multex.com, Inc.(a)(c).......       3,186,625
    345,000   Priceline.com, Inc.(a)(c)....       3,122,250
    107,650   RSA Security, Inc.(c)........       3,331,767
                                             --------------
                                                 22,852,390
                                             --------------
              LEISURE AND RECREATION -- 1.06%
     59,100   Argosy Gaming Company(c).....       1,640,616
    287,900   Isle of Capri Casinos,
                Inc.(c)....................       2,706,260
    136,500   Pinnacle Entertainment,
                Inc.(c)....................       1,003,275

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              LEISURE AND RECREATION (CONTINUED)
    158,000   ResortQuest International,
                Inc.(c)....................  $    1,817,000
    305,700   Station Casinos,
                Inc.(a)(c).................       4,891,200
     82,600   Travelocity.com, Inc.(c).....       2,535,820
                                             --------------
                                                 14,594,171
                                             --------------
              MACHINERY -- 0.18%
    207,600   JLG Industries, Inc. ........       2,563,860
                                             --------------
              MANUFACTURING -- 1.76%
    199,700   Applied Films Corp.(a)(c)....       4,193,700
    521,300   C&D Technologies, Inc. ......      16,160,300
     61,300   Cummins, Inc. ...............       2,372,310
    139,800   Lydall, Inc.(c)..............       1,677,600
                                             --------------
                                                 24,403,910
                                             --------------
              MEDIA AND ENTERTAINMENT -- 4.65%
    190,000   Adelphia Communications
                Corp. -- Class A(a)(c).....       7,790,000
    399,200   Crown Media Holdings,
                Inc.(c)....................       7,405,160
    782,500   Emmis Communications Corp. --
                Class A(c).................      24,061,875
    474,800   Entravision Communications
                Corp. -- Class A(c)........       5,840,040
    234,400   Insight Communications
                Company, Inc.(c)...........       5,860,000
    231,900   LodgeNet Entertainment
                Corp.(c)...................       4,058,250
    230,900   Martha Stewart Living
                Omnimedia, Inc. -- Class
                A(a)(c)....................       5,333,790
    287,500   Mediacom Communications
                Corp.(a)(c)................       4,025,000
                                             --------------
                                                 64,374,115
                                             --------------
              MEDICAL AND OTHER HEALTH SERVICES -- 10.13%
     68,100   Accredo Health, Inc.(c)......       2,532,639
     50,000   American Healthways,
                Inc.(c)....................       1,926,000
    158,200   Community Health Care(c).....       4,666,900
    155,500   Eclipsys Corp.(a)(c).........       4,369,550
  1,464,800   HEALTHSOUTH Corp.(c).........      23,392,856
    650,000   IMS Health, Inc. ............      18,525,000
    580,000   Lincare Holdings, Inc.(c)....      17,405,800

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              MEDICAL AND OTHER HEALTH SERVICES (CONTINUED)
     61,073   MedQuist, Inc.(c)............  $    1,812,647
     73,100   National Dentex Corp.(c).....       1,549,720
    312,200   OrthAlliance, Inc. -- Class
                A(a)(c)....................       1,014,650
    267,500   Orthodontic Centers of
                America, Inc.(a)(c)........       8,129,325
    237,900   Prime Medical Services,
                Inc.(c)....................       1,072,929
    225,100   Province Healthcare
                Company(a)(c)..............       7,943,779
     69,400   RehabCare Group, Inc.(c).....       3,345,080
    210,934   Renal Care Group,
                Inc.(a)(c).................       6,937,619
     62,400   Select Medical Corp.(c)......       1,248,000
    478,148   Triad Hospitals,
                Inc.(a)(c).................      14,091,022
    388,800   Universal Health Services,
                Inc. -- Class B(c).........      17,690,400
    154,500   UroCor, Inc.(c)..............       2,417,925
                                             --------------
                                                140,071,841
                                             --------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 2.13%
    102,500   ArthroCare Corp.(a)(c).......       2,680,375
     90,200   Closure Medical
                Corp.(a)(c)................       2,071,894
    314,500   Cytyc Corp.(a)(c)............       7,249,225
    109,700   Luminex Corp.(a)(c)..........       2,192,903
    285,000   Owens & Minor, Inc. .........       5,415,000
     75,900   Varian Medical Systems,
                Inc.(c)....................       5,426,850
    161,600   Zoll Medical Corp.(c)........       4,435,920
                                             --------------
                                                 29,472,167
                                             --------------
              METALS AND MINING -- 0.79%
    163,500   Century Aluminum Company.....       2,622,540
    244,100   Freeport -- McMoRan Copper &
                Gold, Inc. -- Class B(c)...       2,697,305
    386,100   Oregon Steel Mills, Inc. ....       3,281,850
    154,300   RTI International Metals,
                Inc.(c)....................       2,353,075
                                             --------------
                                                 10,954,770
                                             --------------
              MOTOR VEHICLES -- 0.36%
     38,800   Monaco Coach Corp.(c)........       1,288,160
     84,350   Oshkosh Truck Corp. .........       3,732,487
                                             --------------
                                                  5,020,647
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              OIL, COAL AND GAS -- 4.27%
    271,900   Berry Petroleum Company --
                Class A....................  $    3,942,550
      2,400   Cabot Oil & Gas Corp. --
                Class A....................          58,560
    505,500   Chesapeake Energy Corp.(c)...       3,437,400
     82,600   Devon Energy Corp.(a)........       4,336,500
     26,289   Evergreen Resources,
                Inc.(c)....................         998,982
    249,600   Grant Prideco, Inc.(c).......       4,365,504
    209,200   Grey Wolf, Inc.(c)...........         836,800
    181,400   Horizon Offshore, Inc.(c)....       2,448,900
     95,000   Houston Exploration
                Company(c).................       2,968,750
    178,000   Massey Energy Company........       3,517,280
     78,700   Peabody Energy Corp.(a)(c)...       2,577,425
    121,900   Pioneer Natural Resources
                Company(c).................       2,078,395
    126,100   Superior Energy Services,
                Inc.(c)....................         996,190
    100,100   TETRA Technologies,
                Inc.(c)....................       2,447,445
    216,700   Tosco Corp. .................       9,545,635
    159,400   Unit Corp.(c)................       2,526,490
     60,200   Valero Energy Corp.(a).......       2,214,156
     37,600   Veritas DGC, Inc.(c).........       1,043,400
    183,500   Vintage Petroleum, Inc. .....       3,431,450
    256,700   Willbros Group, Inc.(c)......       3,337,100
    132,150   XTO Energy, Inc.(a)..........       1,896,352
                                             --------------
                                                 59,005,264
                                             --------------
              PAPER AND FOREST PRODUCTS -- 0.18%
    213,500   Louisiana -- Pacific
                Corp. .....................       2,504,355
                                             --------------
              PHARMACEUTICALS -- 1.79%
     98,000   Alkermes, Inc.(a)(c).........       3,439,800
     92,900   Medicis Pharmaceutical
                Corp. -- Class A(c)........       4,923,700
     99,900   Noven Pharmaceuticals,
                Inc.(c)....................       3,916,080
    181,400   POZEN, Inc.(c)...............       2,721,000
    146,200   Priority Healthcare Corp. --
                Class B(c).................       4,134,536
     55,600   Syncor International
                Corp.(c)...................       1,723,600
    231,100   XOMA, Ltd.(c)................       3,942,566
                                             --------------
                                                 24,801,282
                                             --------------

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              PUBLISHING -- 1.12%
    108,800   Houghton Mifflin Company.....  $    6,520,384
    284,400   Journal Register
                Company(c).................       4,578,840
    186,000   John Wiley & Sons, Inc. --
                Class A....................       4,398,900
                                             --------------
                                                 15,498,124
                                             --------------
              REAL ESTATE DEVELOPMENT AND SERVICES -- 0.31%
    157,700   St. Joe Company..............       4,240,553
                                             --------------
              REAL ESTATE INVESTMENT TRUSTS -- 2.20%
     83,400   Alexandria Real Estate
                Equities, Inc. ............       3,319,320
    235,800   Annaly Mortgage Management,
                Inc. ......................       3,232,818
    188,269   Chateau Communities, Inc. ...       5,911,647
    333,600   Equity Inns, Inc. ...........       3,269,280
    137,800   First Industrial Realty
                Trust, Inc. ...............       4,428,892
    251,300   Pinnacle Holdings, Inc.(c)...       1,510,313
     74,400   Post Properties, Inc. .......       2,816,040
     77,600   Redwood Trust, Inc. .........       1,765,400
    119,900   Sun Communities, Inc. .......       4,238,465
                                             --------------
                                                 30,492,175
                                             --------------
              RESEARCH AND DEVELOPMENT -- 0.63%
     88,600   Albany Molecular Research,
                Inc.(c)....................       3,367,686
    138,900   ArQule, Inc.(c)..............       3,008,574
     65,200   CuraGen Corp.(a)(c)..........       2,373,280
                                             --------------
                                                  8,749,540
                                             --------------
              RETAIL -- 5.85%
    143,000   Barnes & Noble, Inc.(a)(c)...       5,627,050
    477,050   Big Lots, Inc.(c)............       6,526,044
     86,200   Copart, Inc.(c)..............       2,521,350
    197,800   dELIA*s Corp. -- Class
                A(a)(c)....................       1,582,400
    133,000   Duane Reade, Inc.(c).........       4,322,500
    149,800   Duckwall -- ALCO Stores,
                Inc.(c)....................       1,190,910
    211,775   Fred's, Inc. ................       5,453,206
    144,600   Guitar Center, Inc.(c).......       3,055,398
    125,500   Hibbet Sporting Goods,
                Inc.(c)....................       4,651,030
    344,200   Hollywood Entertainment
                Corp.(c)...................       2,911,932
    103,200   Hot Topic, Inc.(a)(c)........       3,209,520
    162,800   Men's Wearhouse, Inc.(c).....       4,493,280

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              RETAIL (CONTINUED)
    584,400   Rite Aid Corp.(a)(c).........  $    5,259,600
    300,000   Ross Stores, Inc. ...........       7,185,000
    950,000   Saks, Inc.(c)................       9,120,000
    121,600   School Specialty, Inc.(c)....       3,143,360
     85,900   SCP Pool Corp.(c)............       2,958,396
     30,000   Too Inc.(c)..................         822,000
    218,300   United Auto Group, Inc.(c)...       3,820,250
    163,800   Wilsons The Leather Experts,
                Inc.(c)....................       3,038,490
                                             --------------
                                                 80,891,716
                                             --------------
              RETAIL: RESTAURANTS -- 2.65%
    312,000   Applebee's International,
                Inc. ......................       6,243,120
    157,800   Benihana, Inc. -- Class
                A(c).......................       2,090,850
     22,500   California Pizza Kitchen,
                Inc.(c)....................         523,125
     79,900   CEC Entertainment, Inc.(c)...       3,943,065
    131,700   Outback Steakhouse,
                Inc.(a)(c).................       3,792,960
    164,750   Rare Hospitality
                International, Inc.(c).....       3,723,350
    953,200   Ruby Tuesday, Inc. ..........      16,299,720
                                             --------------
                                                 36,616,190
                                             --------------
              RETAIL: SUPERMARKET -- 0.38%
    211,400   Pathmark Stores, Inc.(c).....       5,200,440
                                             --------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.18%
     94,700   Photon Dynamics, Inc.(c).....       2,556,900
                                             --------------
              SEMICONDUCTORS -- 6.91%
    104,100   Actel Corp.(c)...............       2,555,655
    654,300   Alpha Industries, Inc.(c)....      19,334,565
    259,100   ASM International
                N.V.(a)(c).................       5,143,135
     86,600   AstroPower, Inc.(a)(c).......       4,515,324
     85,100   Asyst Technologies,
                Inc.(a)(c).................       1,148,850
    332,700   Axcelis Technologies,
                Inc.(c)....................       4,923,960
    107,900   Credence Systems
                Corp.(a)(c)................       2,615,496
     89,200   Cree, Inc.(a)(c).............       2,332,134
    151,000   DuPont Photomasks, Inc.(c)...       7,285,750
    131,900   Fairchild Semiconductor
                Corp. -- Class A(c)........       3,033,700
    294,800   LTX Corp.(c).................       7,535,088
     65,100   Monolithic System Technology,
                Inc.(c)....................         719,355
     52,800   Nanometrics, Inc.(c).........       1,451,314
    291,800   National Semiconductor
                Corp.(c)...................       8,497,216

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              SEMICONDUCTORS (CONTINUED)
    154,400   O2Micro International,
                Ltd.(a)(c).................  $    1,698,400
    186,200   Oak Technology, Inc.(c)......       1,971,858
    108,700   Pericom Semiconductor
                Corp.(c)...................       1,708,764
     63,600   Pixelworks, Inc.(c)..........       2,273,064
    134,200   Power Integrations,
                Inc.(c)....................       2,093,520
    232,500   Sage, Inc.(c)................       3,603,750
    130,900   Ultratech Stepper, Inc.(c)...       3,357,585
    169,100   Varian Semiconductor
                Equipment Associates,
                Inc.(c)....................       7,102,200
     56,600   Virata Corp.(c)..............         670,710
                                             --------------
                                                 95,571,393
                                             --------------
              STORAGE -- 0.51%
    213,300   Mobile Mini, Inc.(c).........       7,034,634
                                             --------------
              TELECOMMUNICATIONS -- 2.97%
    262,000   Boston Communications Group,
                Inc.(c)....................       3,772,800
    110,400   Centennial Communications
                Corp.(c)...................       1,456,176
    127,200   Commonwealth Telephone
                Enterprises, Inc.(a)(c)....       5,374,200
    472,150   Dobson Communications
                Corp. -- Class A(c)........       8,050,157
     37,400   Metro One Telecommunications,
                Inc.(a)(c).................       2,426,138
    163,400   NTELOS, Inc.(c)..............       4,911,804
    278,630   Price Communications
                Corp.(c)...................       5,625,540
    171,200   Rural Cellular Corp. -- Class
                A(c).......................       7,755,360
    245,200   Somera Communications,
                Inc.(c)....................       1,755,632
                                             --------------
                                                 41,127,807
                                             --------------
              TRANSPORTATION: FREIGHT -- 2.36%
    430,000   Airborne, Inc. ..............       4,983,700
    148,700   CNF, Inc.(a).................       4,200,775
    167,000   EGL, Inc.(c).................       2,915,820
    280,400   Kansas City Southern
                Industries, Inc.(c)........       4,430,320

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              TRANSPORTATION: FREIGHT (CONTINUED)
     84,950   Knight Transportation,
                Inc.(c)....................  $    1,745,723
     96,200   Petroleum Helicopters,
                Inc.(c)....................       1,721,980
    390,227   Pittston Brink's Group.......       8,698,160
     65,000   Sea Containers, Ltd. ........       1,216,800
     46,474   United Parcel Service,
                Inc. -- Class B............       2,686,197
                                             --------------
                                                 32,599,475
                                             --------------
              UTILITIES: ELECTRIC -- 1.25%
    850,000   El Paso Electric
                Company(c).................      13,591,500
     56,500   FuelCell Energy,
                Inc.(a)(c).................       1,304,585
     98,900   Orion Power Holdings,
                Inc.(a)(c).................       2,354,809
                                             --------------
                                                 17,250,894
                                             --------------
              TOTAL COMMON STOCK
              (Cost $1,028,462,990)........   1,296,594,641
                                             --------------
              REGULATED INVESTMENT COMPANIES -- 0.70%
  3,946,856   Dreyfus Cash Management Plus
                Fund(b)....................       3,946,856
  5,821,612   Merrimac Cash Fund -- Premium
                Class(b)...................       5,821,612
                                             --------------
              TOTAL REGULATED INVESTMENT
              COMPANIES (Cost
              $9,768,468)..................       9,768,468
                                             --------------
 PRINCIPAL
 ---------
              TIME DEPOSITS -- 5.81%
$24,038,584   American Express Centurion
                Bank, 4.00%, 07/09/01(b)...      24,038,584
  6,365,306   Bank of Montreal, 3.99%,
                07/02/01(b)................       6,365,306
 14,549,272   Bank of Montreal, 3.80%,
                07/12/01(b)................      14,549,272
  6,365,306   Bank of Novia Scotia, 4.07%,
                07/13/01(b)................       6,365,306
  6,316,320   Fleet National Bank, 4.21%,
                07/02/01(b)................       6,316,320
 15,458,601   Keybank, 4.13%,
                07/02/01(b)................      15,458,601
  5,455,977   Royal Bank of Canada, 4.00%,
                07/02/01(b)................       5,455,977
  1,818,659   Toronto Dominion Bank, 4.06%,
                07/02/01(b)................       1,818,659
                                             --------------
              TOTAL TIME DEPOSITS (Cost
              $80,368,025).................      80,368,025
                                             --------------

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              SHORT TERM CORPORATE NOTES -- 5.39%
$ 4,450,119   American Express Centurion
                Bank, Floating Rate,
                4.016%(+), 10/05/01(b).....  $    4,450,119
  4,283,569   Branch Banking & Trust,
                Floating Rate, 3.86%(+),
                11/20/01(b)................       4,283,569
 19,734,277   Credit Suisse First Boston
                Corporation, Floating Rate,
                4.23%(+), 05/07/02(b)......      19,734,277
  5,883,570   First Union National Bank,
                Floating Rate, 4.00%(+),
                03/12/02(b)................       5,883,570
  9,867,140   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                4.23%(+), 07/05/01(b)......       9,867,140
  6,399,538   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                4.23%(+), 10/01/01(b)......       6,399,538
 24,000,000   Prudential Securities, Inc.,
                Floating Rate, 4.40%(+),
                09/06/01(b)................      24,000,000
                                             --------------
              TOTAL SHORT TERM CORPORATE
              NOTES (Cost $74,618,213).....      74,618,213
                                             --------------
              TOTAL SECURITIES (Cost
              $1,193,217,696)..............   1,461,349,347
                                             --------------
              REPURCHASE AGREEMENTS -- 6.29%
 10,881,655   With Investors Bank & Trust,
                dated 06/29/01, 2.81%, due
                07/02/01, repurchase
                proceeds at maturity
                $10,884,203 (Collateralized
                by U.S. Treasury Notes,
                6.375%, due 01/31/02, with
                a value of $11,102,902)....      10,881,655
 11,754,887   With Investors Bank & Trust,
                dated 06/29/01, 2.81%, due
                07/02/01, repurchase
                proceeds at maturity
                $11,757,639 (Collateralized
                by U.S. Treasury Notes,
                6.375%, due 01/31/02, with
                a value of $11,998,633)....      11,754,887
 18,896,338   With Investors Bank & Trust,
                dated 06/29/01, 2.81%, due
                07/02/01, repurchase
                proceeds at maturity
                $18,900,763 (Collateralized
                by U.S. Treasury Notes,
                6.375%, due 01/31/02, with
                a value of $19,279,053)....      18,896,338

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              REPURCHASE AGREEMENTS (CONTINUED)
$20,438,966   With Investors Bank & Trust,
                dated 06/29/01, 2.81%, due
                07/02/01, repurchase
                proceeds at maturity
                $20,443,752 (Collateralized
                by U.S. Treasury Notes,
                6.375%, due 01/31/02, with
                a value of $20,851,791)....  $   20,438,966
 24,967,705   With Investors Bank & Trust,
                dated 06/29/01, 3.08%, due
                07/02/01, repurchase
                proceeds at maturity
                $24,974,114 (Collateralized
                by Freddie Mac Adjustable
                Rate Mortgage, 8.042%, due
                05/01/28, with a value of
                $15,742,596 and Fannie Mae,
                4.305%, due 03/25/31, with
                a value of $10,476,891)....      24,967,705
                                             --------------
              TOTAL REPURCHASE AGREEMENTS
              (Cost $86,939,551)...........      86,939,551
                                             --------------
              Total Investments -- 111.94%
              (Cost $1,280,157,247)........   1,548,288,898
              Liabilities less other
              assets -- (11.94)%...........    (165,196,847)
                                             --------------
              NET ASSETS -- 100.00%........  $1,383,092,051
                                             ==============


The aggregate cost of securities for federal income tax
purposes at June 30, 2001 is $1,280,157,247.
The following amount is based on cost for federal income
tax purposes:
    Gross unrealized appreciation.........  $ 348,229,093
    Gross unrealized depreciation.........    (80,097,442)
                                            -------------
    Net unrealized appreciation...........  $ 268,131,651
                                            =============

---------------
(a)  All or part of this security is on loan.
(b) Collateral for securities on loan.
(c)  Non-income producing security.
(+) This interest rate is subject to change monthly based on the London
    Interbank Offered Rate ("LIBOR"). The rate shown was in effect at June 30, 2001.

                       See notes to financial statements.

                          AGGRESSIVE EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK -- 98.92%
              APPAREL -- 1.72%
    160,000   Jones Apparel Group,
                Inc.(a)(c)...................  $  6,912,000
                                               ------------
              BANK -- 1.12%
     70,000   Golden West Financial Corp. ...     4,496,800
                                               ------------
              COMMUNICATIONS EQUIPMENT AND SERVICES --5.77%
    180,000   Amdocs, Ltd.(a)(c).............     9,693,000
    125,000   Comverse Technology, Inc.(c)...     7,137,500
    275,000   Polycom, Inc.(c)...............     6,349,750
                                               ------------
                                                 23,180,250
                                               ------------
              COMPUTERS AND OFFICE EQUIPMENT -- 2.51%
    150,000   Lexmark International,
                Inc.(c)......................    10,087,500
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 10.97%
    160,000   BMC Software, Inc.(c)..........     3,606,400
    240,000   Cadence Design Systems,
                Inc.(c)......................     4,471,200
    215,000   Check Point Software
                Technologies, Ltd.(a)(c).....    10,872,550
    145,000   Open Text Corp.(a)(c)..........     3,403,150
    115,000   Openwave Systems, Inc.(c)......     3,990,500
    200,000   PeopleSoft, Inc.(c)............     9,846,000
    150,000   Peregrine Systems,
                Inc.(a)(c)...................     4,350,000
     80,000   Symantec Corp.(c)..............     3,495,200
                                               ------------
                                                 44,035,000
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 5.47%
    260,000   Insituform Technologies,
                Inc. -- Class A(c)...........     9,490,000
    305,000   Shaw Group, Inc.(a)(c).........    12,230,500
                                               ------------
                                                 21,720,500
                                               ------------
              ELECTRONICS -- 2.60%
    210,000   Flextronics International,
                Inc.(a)(c)...................     5,483,100
    212,000   Sanmina Corp.(a)(c)............     4,962,920
                                               ------------
                                                 10,446,020
                                               ------------
              FINANCIAL SERVICES -- 8.34%
    147,000   Citigroup, Inc. ...............     7,767,480
    168,000   Concord EFS, Inc.(a)(c)........     8,737,680
    148,000   Freddie Mac....................    10,360,000
    165,000   Heller Financial, Inc. -- Class
                A............................     6,600,000
                                               ------------
                                                 33,465,160
                                               ------------
              FOOD AND BEVERAGE -- 3.71%
    125,000   Fleming Companies, Inc. .......     4,462,500
    260,000   Pepsi Bottling Group, Inc. ....    10,426,000
                                               ------------
                                                 14,888,500
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              LEISURE AND RECREATION -- 3.57%
    130,000   International Game
                Technology(c)................  $  8,157,500
    124,000   Sabre Holdings Corp.(c)........     6,200,000
                                               ------------
                                                 14,357,500
                                               ------------
              MANUFACTURING -- 2.02%
    130,000   Precision Castparts Corp.......     4,864,600
     60,000   Tyco International, Ltd.(a)....     3,270,000
                                               ------------
                                                  8,134,600
                                               ------------
              MEDIA -- 2.62%
    450,000   Charter Communications, Inc. --
                Class A(a)(c)................    10,507,500
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 1.94%
    104,000   Quest Diagnostics, Inc.(c).....     7,784,400
                                               ------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 1.79%
    100,000   Henry Schein, Inc.(c)..........     4,006,000
     57,000   Invitrogen Corp.(a)(c).........     3,171,480
                                               ------------
                                                  7,177,480
                                               ------------
              OIL AND GAS: PIPELINES -- 3.32%
     75,000   Dynegy, Inc.(a)................     3,487,500
    196,000   Kinder Morgan, Inc.(a).........     9,849,000
                                               ------------
                                                 13,336,500
                                               ------------
              PHARMACEUTICALS -- 20.79%
     60,000   AdvancePCS(a)(c)...............     3,843,000
    118,000   Forest Laboratories, Inc.(c)...     8,378,000
    570,000   IVAX Corp.(a)(c)...............    22,230,000
    357,000   King Pharmaceuticals,
                Inc.(c)......................    19,188,750
    233,500   Noven Pharmaceuticals,
                Inc.(c)......................     9,153,200
    355,000   Priority Healthcare Corp. --
                Class B(c)...................    10,039,400
     73,380   SICOR, Inc.(c).................     1,695,078
    143,000   Teva Pharmaceutical Industries,
                Ltd. (ADR)(a)................     8,908,900
                                               ------------
                                                 83,436,328
                                               ------------
              RETAIL -- 3.61%
    155,000   BJ's Wholesale Club, Inc.(c)...     8,255,300
    100,000   Federated Department Stores,
                Inc.(c)......................     4,250,000
     48,600   Michaels Stores, Inc.(c).......     1,992,600
                                               ------------
                                                 14,497,900
                                               ------------
              RETAIL: RESTAURANT -- 1.38%
    215,000   Brinker International,
                Inc.(c)......................     5,557,750
                                               ------------

                       See notes to financial statements.

                          AGGRESSIVE EQUITY PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              RETAIL: SUPERMARKETS -- 3.48%
    340,000   Kroger Company(c)..............  $  8,500,000
    210,000   Winn-Dixie Stores, Inc.(a).....     5,487,300
                                               ------------
                                                 13,987,300
                                               ------------
              SCIENTIFIC EQUIPMENT -- 2.37%
    294,800   Varian, Inc.(c)................     9,522,040
                                               ------------
              SEMICONDUCTORS -- 6.47%
    100,000   Amkor Technology, Inc.(a)(c)...     2,210,000
    100,000   NVIDIA Corp.(a)(c).............     9,275,000
    225,000   QLogic Corp.(c)................    14,501,250
                                               ------------
                                                 25,986,250
                                               ------------
              TELECOMMUNICATIONS -- 2.03%
    190,000   Western Wireless Corp. -- Class
                A(c).........................     8,170,000
                                               ------------
              UTILITIES: ELECTRIC -- 1.32%
    140,000   Calpine Corp.(c)...............     5,292,000
                                               ------------
              TOTAL COMMON STOCK
              (Cost $356,922,223)............   396,979,278
                                               ------------
              REGULATED INVESTMENT COMPANIES -- 1.41%
  2,278,030   Dreyfus Cash Management Plus
                Fund(b)......................     2,278,030
  3,360,095   Merrimac Cash Fund -- Premium
                Class(b).....................     3,360,095
                                               ------------
              TOTAL REGULATED INVESTMENT
              COMPANIES (Cost $5,638,125)....     5,638,125
                                               ------------
 PRINCIPAL
 ---------
              TIME DEPOSITS -- 11.62%
$11,711,842   American Express Centurion
                Bank, 4.00%, 07/09/01(b).....    11,711,842
  3,845,904   Bank of Montreal, 3.99%,
                07/02/01(b)..................     3,845,904
 12,745,990   Bank of Montreal, 3.80%,
                07/12/01(b)..................    12,745,990
  3,845,905   Bank of Novia Scotia, 4.07%,
                07/13/01(b)..................     3,845,905
    752,772   Fleet National Bank, 4.21%,
                07/02/01(b)..................       752,772
  9,340,057   Keybank, 4.13%, 07/02/01(b)....     9,340,057
  3,296,491   Royal Bank of Canada, 4.00%,
                07/02/01(b)..................     3,296,491
  1,098,830   Toronto Dominion Bank, 4.06%,
                07/02/01(b)..................     1,098,830
                                               ------------
              TOTAL TIME DEPOSITS (Cost
              $46,637,791)...................    46,637,791
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SHORT TERM CORPORATE NOTES -- 11.23%
$ 4,627,551   American Express Centurion
                Bank, Floating Rate,
                4.01%(+), 10/05/01(b)........  $  4,627,551
 11,390,152   Credit Suisse First Boston
                Corporation, Floating Rate,
                4.23%(+), 05/07/02(b)........    11,390,152
  1,463,137   First Union National Bank,
                Floating Rate, 4.00%(+),
                03/12/02(b)..................     1,463,137
  5,695,072   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                4.23%(+), 07/05/01(b)........     5,695,072
  8,882,578   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                4.23%(+), 10/01/01(b)........     8,882,578
 13,000,000   Prudential Securities, Inc.,
                Floating Rate, 4.40%(+),
                09/06/01(b)..................    13,000,000
                                               ------------
              TOTAL SHORT TERM CORPORATE
              NOTES (Cost $45,058,490).......    45,058,490
                                               ------------
              TOTAL SECURITIES (Cost
              $454,256,629)..................   494,313,684
                                               ------------
              REPURCHASE AGREEMENT -- 1.14%
  4,577,210   With Investors Bank & Trust,
                dated 6/29/01, 3.08%, due
                7/02/01, repurchase proceeds
                at maturity $4,578,385
                (Collateralized by Government
                National Mortgage
                Association, 6.50%, due
                09/25/29, with a value of
                $4,806,071) (Cost
                $4,577,210)..................     4,577,210
                                               ------------
              Total Investments -- 124.32%
              (Cost $458,833,839)............   498,890,894
              Liabilities less other
              assets -- (24.32%).............   (97,595,353)
                                               ------------
              NET ASSETS -- 100.00%..........  $401,295,541
                                               ============
The aggregate cost of securities for federal income tax
purposes at June 30, 2001 is $458,833,839.
The following amount is based on cost for federal income
tax purposes:
    Gross unrealized appreciation............  $ 50,217,093
    Gross unrealized depreciation............   (10,160,038)
                                               ------------
    Net unrealized appreciation..............  $ 40,057,055
                                               ============

---------------
(a)  All or part of this security is on loan.
(b) Collateral for securities on loan.
(c) Non-income producing security.
(+) This interest rate is subject to change monthly based on the London
    Interbank Offered Rate ("LIBOR"). The rate shown was in effect at June 30, 2001.

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2001
                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES -- 86.17%
              AEROSPACE -- 0.38%
$   445,000   Alliant Techsystems,
                Inc. -- 144A, 8.50%,
                05/15/11.....................  $    449,450
    175,000   Sequa Corp. -- 144A, 8.875%,
                04/01/08.....................       173,250
                                               ------------
                                                    622,700
                                               ------------
              AIRLINES -- 1.66%
  1,200,000   Dunlop Stand Aero Holdings,
                11.875%, 05/15/09............     1,275,000
  1,500,000   Northwest Airlines, Inc.,
                8.875%, 06/01/06.............     1,449,134
                                               ------------
                                                  2,724,134
                                               ------------
              APPAREL -- 0.63%
  1,000,000   William Carter -- Series A,
                10.375%, 12/01/06............     1,030,000
                                               ------------
              AUTOMOTIVE PARTS AND EQUIPMENT -- 1.21%
    500,000   Delco Remy International,
                Inc. -- 144A, 11.00%,
                05/01/09.....................       520,000
    900,000   Hayes Lemmerz International,
                Inc. -- 144A, 11.875%,
                06/15/06.....................       873,000
    600,000   Lear Corp. -- Series B, 8.11%,
                05/15/09.....................       601,419
                                               ------------
                                                  1,994,419
                                               ------------
              AUTOMOTIVE RENTAL -- 0.55%
  1,000,000   Universal Compression, Inc.,
                9.875%, 02/15/08.............       910,000
                                               ------------
              BROADCASTING -- 0.84%
  2,650,000   Spectrasite Holdings, Inc.,
                11.25%, 04/15/09.............     1,219,000
    250,000   Spectrasite Holdings,
                Inc. -- 144A, 6.75%,
                11/15/10.....................       157,813
                                               ------------
                                                  1,376,813
                                               ------------
              CHEMICALS -- 2.77%
  2,000,000   Avecia Group PLC, 11.00%,
                07/01/09.....................     1,990,000
    650,000   Hercules, Inc. -- 144A,
                11.125%, 11/15/07............       643,500
  1,000,000   Huntsman Corp. -- 144A, 9.50%,
                07/01/07.....................       550,000
    600,000   Macdermid, Inc., -- 144A,
                9.125%, 07/15/11.............       603,000
    750,000   PMD Group, Inc. -- 144A,
                11.00%, 02/28/11.............       761,250
                                               ------------
                                                  4,547,750
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              COMMERCIAL SERVICES -- 1.52%
$   575,000   Coinmach Corp. -- Series D,
                11.75%, 11/15/05.............  $    589,375
    600,000   Flag Ltd., 8.25%, 01/30/08.....       486,000
  1,425,000   Pierce Leahy Command Company,
                8.125%, 05/15/08.............     1,417,875
                                               ------------
                                                  2,493,250
                                               ------------
              CONSTRUCTION -- 0.45%
    750,000   Ryland Group, 9.125%,
                06/15/11.....................       740,625
                                               ------------
              CONSUMER GOODS AND SERVICES -- 3.18%
    125,000   Amscan Holdings, Inc., 9.875%,
                12/15/07.....................       110,312
    700,000   Fedders North America, 9.375%,
                08/15/07.....................       623,000
    200,000   Kappa Beheer BV, 10.625%,
                07/15/09.....................       210,000
  1,700,000   Playtex Products, Inc. -- 144A,
                9.375%, 06/01/11.............     1,729,750
  1,000,000   Riverwood International,
                10.875%, 04/01/08............       960,000
  1,565,000   Stone Container -- 144A, 9.25%,
                02/01/08.....................     1,590,431
                                               ------------
                                                  5,223,493
                                               ------------
              ELECTRONICS -- 0.21%
    355,000   Flextronics International Ltd.,
                9.875%, 07/01/10.............       353,225
                                               ------------
              ENVIRONMENTAL MANAGEMENT SERVICES -- 2.69%
    500,000   Allied Waste North America
                Industries, Inc. -- 144A,
                8.875%, 04/01/08.............       513,125
  1,250,000   Allied Waste North America
                Industries, Inc. -- Series B,
                7.875%, 01/01/09.............     1,221,875
  1,550,000   Allied Waste North America
                Industries, Inc. -- Series B,
                10.00%, 08/01/09.............     1,592,625
  1,000,000   Stericycle, Inc. -- Series B,
                12.375%, 11/15/09............     1,081,250
                                               ------------
                                                  4,408,875
                                               ------------
              FINANCE -- 0.82%
  1,350,000   Alamosa Delaware,
                Inc. -- Series 144A, 12.50%,
                02/01/11.....................     1,215,000
    135,000   Bear Island LLC, Series B,
                10.00%, 12/01/07.............       126,900
                                               ------------
                                                  1,341,900
                                               ------------

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FOOD AND BEVERAGE -- 1.88%
$   300,000   New World Pasta Company, 9.25%,
                02/15/09.....................  $    189,000
    150,000   Luigino's, Inc., 10.00%,
                02/01/06.....................       129,000
  1,700,000   Michael Foods -- 144A, 11.75%,
                04/01/11.....................     1,742,500
  1,000,000   Premier International Foods
                PLC, 12.00%, 09/01/09........     1,025,000
                                               ------------
                                                  3,085,500
                                               ------------
              FUNERAL SERVICES -- 1.00%
    600,000   Service Corp. International,
                6.00%, 12/15/05..............       498,000
    375,000   Stewart Enterprises, 6.70%,
                12/01/03.....................       366,256
    750,000   Stewart Enterprises -- 144A,
                10.75%, 07/01/08.............       772,500
                                               ------------
                                                  1,636,756
                                               ------------
              INDUSTRIAL -- 0.76%
  1,380,000   Muzak LLC, 9.875%, 03/15/09....     1,248,900
                                               ------------
              INTERNET SERVICES -- 0.09%
    415,000   Exodus Communications, Inc.,
                10.75%, 12/15/09.............       141,100
                                               ------------
              LEISURE AND RECREATION -- 13.35%
  1,160,000   Ameristar Casinos,
                Inc. -- 144A, 10.75%,
                02/15/09.....................     1,212,200
  1,150,000   Anchor Gaming, 9.875%,
                10/15/08.....................     1,221,875
  2,000,000   Hollywood Casino Shreveport --
                144A, 13.00%, 08/01/06.......     2,100,000
     75,000   Hollywood Casino Corp., 11.25%,
                05/01/07.....................        79,125
  1,400,000   Horseshoe Gaming Holding,
                Series B, 8.625%, 05/15/09...     1,400,000
    370,000   Majestic Star LLC -- Series B,
                10.875%, 07/01/06............       333,000
  2,150,000   Mandalay Resort Group -- Series
                B, 10.25%, 08/01/07..........     2,252,125
    300,000   Mandalay Resort Group, 9.50%,
                08/01/08.....................       313,875
  1,400,000   MGM Mirage, Inc., 9.75%,
                06/01/07.....................     1,494,500
  1,000,000   MGM Mirage, Inc., 8.50%,
                09/15/10.....................     1,037,311
  1,000,000   MGM Mirage, Inc., 8.375%,
                02/01/11.....................     1,006,250

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              LEISURE AND RECREATION (CONTINUED)
$ 1,800,000   Park Place Entertainment Corp.,
                7.875%, 12/15/05.............  $  1,804,500
    125,000   Park Place Entertainment Corp.,
                8.875%, 09/15/08.............       128,437
  2,275,000   Penn National Gaming, Inc. --
                144A, 11.125%, 03/01/08......     2,366,000
  1,200,000   Six Flags Entertainment,
                8.875%, 04/01/06.............     1,194,000
  1,600,000   Six Flags, Inc., 9.75%,
                06/15/07.....................     1,608,000
  2,091,000   Waterford Gaming LLC -- 144A,
                9.50%, 03/15/10..............     2,051,794
    285,000   Weight Watchers International,
                Inc., 13.00%, 10/01/09.......       317,775
                                               ------------
                                                 21,920,767
                                               ------------
              MACHINERY -- 1.79%
    770,000   Flowserve Corp., 12.25%,
                08/15/10.....................       823,900
  1,400,000   National Equipment Services --
                Series D, 10.00%, 11/30/04...     1,092,000
  1,000,000   Terex Corp. -- 144A, 10.375%,
                04/01/11.....................     1,030,000
                                               ------------
                                                  2,945,900
                                               ------------
              MANUFACTURING -- 3.73%
    845,000   Briggs & Stratton -- 144A,
                8.875%, 03/15/11.............       853,450
  1,750,000   Dresser, Inc. -- 144A, 9.375%,
                04/15/11.....................     1,771,875
    995,000   Tekni-Plex, Inc. -- Series B,
                12.75%, 06/15/10.............       805,950
  1,375,000   Transdigm, Inc., 10.375%,
                12/01/08.....................     1,347,500
    850,000   Venture Holdings Trust --
                Series B, 9.50%, 07/01/05....       663,000
  1,000,000   WCI Steel, Inc., Series B,
                10.00%, 12/01/04.............       680,000
                                               ------------
                                                  6,121,775
                                               ------------
              MEDIA -- 9.83%
  1,450,000   Acme Television -- Series B,
                10.875%, 09/30/04............     1,363,000
  1,650,000   Charter Communication Holdings,
                10.25%, 01/15/10.............     1,687,125
    825,000   Charter Communication Holdings,
                10.75%, 10/01/09.............       868,312

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              MEDIA (CONTINUED)
$ 2,550,000   Emmis Escrow Corp. -- 144A,
                12.50%, 03/15/11.............  $  1,440,750
    500,000   Granite Broadcasting Corp.,
                10.375%, 05/15/05............       347,500
  1,500,000   Granite Broadcasting Corp.,
                8.875%, 05/15/08.............     1,005,000
  1,970,000   Insight Communications -- 144A,
                12.25%, 02/15/11.............     1,113,050
  2,400,000   Mediacom LLC -- 144A, 9.50%,
                01/15/13.....................     2,304,000
  1,000,000   Pegasus Communications --
                Series B, 9.625%, 10/15/05...       885,000
    250,000   Pegasus Communications --
                Series B, 9.75%, 12/01/06....       220,000
    350,000   Pegasus Satellite, 12.375%,
                08/01/06.....................       329,000
  1,000,000   Radio One, Inc. -- 144A,
                8.875%, 07/01/11.............     1,000,000
  2,100,000   Sinclair Broadcast Group,
                10.00%, 09/30/05.............     2,110,500
    800,000   Telemundo Holdings, Inc. --
                Series B, 11.50%, 08/15/08...       652,000
    115,000   Telewest Communications PLC,
                9.625%, 10/01/06.............        96,025
    850,000   Telewest Communications PLC,
                11.00%, 10/01/07.............       716,125
                                               ------------
                                                 16,137,387
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 3.26%
  1,045,000   Davita, Inc. -- 144A, 9.25%,
                04/15/11.....................     1,065,900
  1,000,000   HCA-Healthcare Company, 8.75%,
                09/01/10.....................     1,061,293
    275,000   Magellan Health
                Services -- 144A, 9.375%,
                11/15/07.....................       279,469
    350,000   Manor Care, Inc. -- 144A,
                8.00%, 03/01/08..............       351,750
  2,500,000   Tenet Healthcare Corp., 8.625%,
                01/15/07.....................     2,593,750
                                               ------------
                                                  5,352,162
                                               ------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 0.47%
    750,000   Alliance Imaging -- 144A,
                10.375%, 04/15/11............       768,750
                                               ------------
              OIL, COAL AND GAS -- 5.62%
    250,000   Abraxas Petroleum, 12.875%,
                03/15/03.....................       256,875
  1,775,000   Chesapeake Energy
                Corp. -- 144A, 8.125%,
                04/01/11.....................     1,659,625

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              OIL, COAL AND GAS (CONTINUED)
$ 1,325,000   Nuevo Energy Company -- Series
                B, 9.50%, 06/01/08...........  $  1,331,625
    600,000   Parker Drilling Corp., Series
                D, 9.75%, 11/15/06...........       612,000
  2,375,000   Plains Resources,
                Inc. -- Series F, 10.25%,
                03/15/06.....................     2,422,500
  1,325,000   Pride International, Inc.,
                10.00%, 06/01/09.............     1,457,500
    800,000   Ram Energy, Inc., 11.50%,
                02/15/08.....................       734,000
    750,000   Sesi LLC -- 144A, 8.875%,
                05/15/11.....................       751,875
                                               ------------
                                                  9,226,000
                                               ------------
              OIL, COAL AND GAS: PIPELINES -- 0.27%
    450,000   El Paso Energy
                Partners -- 144A, 8.50%,
                06/01/11.....................       450,000
                                               ------------
              PAPER AND FOREST PRODUCTS -- 0.45%
    805,000   Caraustar Industries,
                Inc. -- 144A, 9.875%,
                04/01/11.....................       740,600
                                               ------------
              PHARMACEUTICALS -- 0.12%
    200,000   AdvancePCS, 8.50%, 04/01/08....       204,000
                                               ------------
              REAL ESTATE INVESTMENT TRUST -- 0.58%
  1,000,000   Felcor Lodging -- 144A, 8.50%,
                06/01/11.....................       955,000
                                               ------------
              RESTAURANTS -- 2.50%
  1,055,000   AFC Enterprises, 10.25%,
                05/15/07.....................     1,097,200
  1,000,000   New World Coffee -- 144A,
                13.00%, 06/15/03.............       950,000
  2,000,000   Sbarro, Inc., 11.00%,
                09/15/09.....................     2,062,500
                                               ------------
                                                  4,109,700
                                               ------------
              RETAIL -- 0.89%
  1,500,000   Pantry, Inc., 10.25%,
                10/15/07.....................     1,455,000
                                               ------------
              SCIENTIFIC EQUIPMENT -- 1.86%
  2,100,000   Fisher Scientific
                International, 9.00%,
                02/01/08.....................     2,068,500
  1,000,000   Fisher Scientific
                International, 9.00%,
                02/01/08.....................       985,000
                                               ------------
                                                  3,053,500
                                               ------------
              SEMICONDUCTORS -- 1.66%
    245,000   Amkor Technology, Inc. -- 144A.
                9.25%, 02/15/08..............       230,300
    365,000   Chippac International, Ltd. --
                Series B, 12.75%, 08/01/09...       354,962

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              SEMICONDUCTORS (CONTINUED)
$ 1,900,000   Fairchild Semiconductor,
                10.50%, 02/01/09.............  $  1,852,500
    470,000   SCG Holding & Semiconductor
                Company, 12.00%, 08/01/09....       282,000
                                               ------------
                                                  2,719,762
                                               ------------
              SPECIAL PURPOSE ENTITY -- 2.31%
  1,300,000   Caithness Coso Funding Corp.,
                Series B, 9.05%, 12/15/09....     1,274,000
  1,000,000   ONO Finance PLC, 13.00%,
                05/01/09.....................       750,000
  1,000,000   ONO Finance PLC, 14.00%,
                02/15/11.....................       850,000
    882,000   Peabody Energy Corp. -- Series
                B, 8.875%, 05/15/08..........       921,690
                                               ------------
                                                  3,795,690
                                               ------------
              TELECOMMUNICATIONS -- 12.34%
    690,000   Allegiance Telecommunications,
                Inc. -- Series B, 11.75%,
                02/15/08.....................       393,300
  2,000,000   Colt Telecommunications Group
                PLC, 12.00%, 12/15/06........     1,800,000
  1,490,000   Crown Castle International
                Corp., 10.75%, 08/01/11......     1,441,575
    450,000   Flag Telecommunications
                Holding, Ltd., 11.625%,
                03/30/10.....................       283,500
  1,400,000   Global Crossing Holding,
                Ltd. -- 144A, 8.70%,
                08/01/07.....................     1,064,000
  2,400,000   Global Crossing Holding, Ltd.,
                9.625%, 05/15/08.............     1,896,000
     75,000   Global Crossing Holding, Ltd.,
                9.50%, 11/15/09..............        58,688
  2,475,000   Intermedia Communications,
                Inc. -- Series B, 9.50%,
                03/01/09.....................     2,450,250
  1,000,000   IPCS, Inc., 14.00%, 07/15/10...       405,000
  1,000,000   IWO Holdings, Inc., 14.00%,
                01/15/11.....................       870,000
  1,000,000   Jazztel PLC, 14.00%,
                04/01/09.....................       370,000
    450,000   Level 3 Communications, Inc.,
                11.25%, 03/15/10.............       191,250
  1,170,000   McCaw International, Ltd.,
                13.00%, 04/15/07.............       327,600
  2,000,000   Nextel Partners, Inc., 11.00%,
                03/15/10.....................     1,575,000
    250,000   Nextlink Communications, Inc.,
                9.625%, 10/01/07.............        72,500

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              TELECOMMUNICATIONS (CONTINUED)
$ 1,185,000   NTL Communications Corp. --
                Series B, 11.875%,
                10/01/10.....................  $    788,025
    425,000   NTL, Inc. -- Series B, 11.50%,
                02/01/06.....................       286,875
    335,000   NTL, Inc. -- 144A, 5.75%,
                12/15/09.....................       109,712
    250,000   SBA Communications Corp.,
                12.00%, 03/01/08.............       200,000
    275,000   SBA Communications Corp.,
                10.25%, 02/01/09.............       251,625
    940,000   Telecorp PCS, Inc., 10.625%,
                07/15/10.....................       883,600
  2,005,000   Tritel PCS, Inc., 10.375%,
                01/15/11.....................     1,834,575
  1,300,000   Triton PCS, Inc. -- 144A,
                9.375%, 02/01/11.............     1,261,000
    150,000   Triton PCS, Inc., 9.375%,
                02/01/11.....................       145,500
    925,000   Ubiquitel Operating Company,
                14.00%, 04/15/10.............       365,375
    500,000   VersaTel Telcom BV, 13.25%,
                05/15/08.....................       190,000
  2,000,000   VersaTel Telcom NV, 11.875%,
                07/15/09.....................       720,000
  1,000,000   Viatel, Inc., 11.50%,
                03/15/09.....................        25,000
    275,000   Viatel, Inc., 11.50%,
                03/15/09.....................         6,875
                                               ------------
                                                 20,266,825
                                               ------------
              TRANSPORTATION -- 0.23%
    350,000   Kansas City Southern
                Industries, Inc., 9.50%,
                10/01/08.....................       370,125
                                               ------------
              UTILITIES: ELECTRIC -- 4.27%
  2,200,000   AES Corp., 10.25%, 07/15/06....     2,260,500
    500,000   AES Corp., 9.375%, 09/15/10....       505,000
    500,000   BRL Universal Equipment --
                144A, 8.875%, 02/15/08.......       510,000
  2,000,000   Calpine Corp., 8.625%,
                08/15/10.....................     1,935,478
    115,000   Calpine Corp., 8.50%,
                02/15/11.....................       110,864
  1,500,000   CMS Energy Corp., 9.875%,
                10/15/07.....................     1,563,597
    135,000   CMS Energy Corp., 8.50%,
                04/15/11.....................       131,120
                                               ------------
                                                  7,016,559
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
              (Cost $149,045,617)............   141,488,942
                                               ------------

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              PREFERRED STOCK -- 0.79%
        400   Broadwing Communications,
                12.50%.......................  $    392,000
      1,725   Global Crossing Ltd., 6.75%....       198,375
      1,065   Nextel Communications, Inc.,
                13.00%.......................       702,900
                                               ------------
              TOTAL PREFERRED STOCK
              (Cost $1,852,698)..............     1,293,275
                                               ------------
              WARRANTS -- 0.01%
      1,000   IPCS, Inc, 144A, Expires
                07/15/10.....................        20,000
      1,000   New World Coffee, Regulation S,
                Expires 06/15/06.............            --
        250   Ubiquitel, Inc., 144A, Expires
                04/15/10.....................         2,938
                                               ------------
              TOTAL WARRANTS
              (Cost $3)......................        22,938
                                               ------------
              TOTAL SECURITIES
              (Cost $150,898,311)............   142,805,155
                                               ------------
              REPURCHASE AGREEMENT -- 11.04%
$18,117,506   With Investors Bank & Trust,
                dated 06/29/01, 3.08%, due
                07/02/01, repurchase proceeds
                at maturity $18,122,156
                (Collateralized by Fannie Mae
                Adjustable Rate Mortgage,
                8.026%, due 04/01/28, with a
                value of $6,557,913 and
                Government National Mortgage
                Association Adjustable Rate
                Mortgage, 6.375%, due
                01/20/24, with a value of
                $12,466,251) (Cost
                $18,117,506).................  $ 18,117,506
                                               ------------
              Total Investments -- 98.01%
              (Cost $169,015,817)............   160,922,661
              Other assets less
              liabilities -- 1.99%...........     3,268,284
                                               ------------
              NET ASSETS -- 100.00%..........  $164,190,945
                                               ============

The aggregate cost of securities for federal income tax
purposes at June 30, 2001, is $169,015,817.
The following amount is based on cost for federal income
tax purposes:
    Gross unrealized appreciation..........  $  2,845,837
    Gross unrealized depreciation..........   (10,938,993)
                                             ------------
    Net unrealized depreciation............  $ (8,093,156)
                                             ============

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                     VALUE       COUNTRY
  ------                                 -------------   -------
              COMMON STOCKS -- 92.32%
              AEROSPACE -- 0.57%
    762,844   Bae Systems PLC..........  $   3,655,167      UK
                                         -------------
              AIRLINES -- 0.49%
    393,000   Japan Airlines Company,
               Ltd. ...................      1,263,691     JPN
    275,000   Singapore Airlines,
               Ltd.(c).................      1,901,762     SIN
                                         -------------
                                             3,165,453
                                         -------------
              AUTOMOBILES -- 3.66%
     79,200   Bayerische Motoren Werke
               AG......................      2,626,011     GER
    141,400   DaimlerChrysler AG(a)....      6,504,937     GER
    338,300   GKN PLC..................      3,246,699      UK
     56,000   Honda Motor Company,
               Ltd. ...................      2,460,746     JPN
    612,000   Mitsubishi Motors
               Corp.(c)................      2,036,552     JPN
    409,000   Nissan Motor Company,
               Ltd. ...................      2,823,736     JPN
      6,200   PSA Peugeot Citroen......      1,686,106     FRA
    153,000   Suzuki Motor Corp. ......      2,036,568     FRA
                                         -------------
                                            23,421,355
                                         -------------
              AUTOMOTIVE PARTS AND EQUIPMENT -- 0.56%
     58,500   Magna International,
               Inc. -- Class A.........      3,595,463     CDA
                                         -------------
              BANKS -- 7.85%
    245,355   ABN AMRO Holding N.V. ...      4,616,845     NET
    301,640   Allied Irish Banks PLC...      3,478,754     IRE
     16,000   Allied Irish Banks PLC...        179,098     IRE
    446,490   Australia & New Zealand
               Bank Group, Ltd. .......      3,842,404     AUS
    281,600   Banco Bilbao Vizcaya
               Argentaria, SA..........      3,648,804     SPA
     43,800   Bank of Nova Scotia......      1,310,912     CDA
     19,968   Credit Suisse Group(c)...      3,287,028     SWI
     31,300   Deutsche Bank AG.........      2,246,539     GER
    165,250   ForeningsSparbanken AB...      1,916,553     SWE
    368,000   Halifax Group PLC........      4,256,730      UK
    932,500   Keppel Capital Holdings,
               Ltd. ...................      1,791,333     SIN
    710,023   Lloyds TSB Group PLC           7,108,892      UK
    210,000   Sumitomo Mitsui Banking
               Corp.(c)................      1,734,432     JPN
    185,000   Svenska Handelsbanken
               AB -- Class A...........      2,647,961     SWE

  SHARES                                     VALUE       COUNTRY
  ------                                 -------------   -------
              COMMON STOCKS (CONTINUED)
              BANKS (CONTINUED)
  1,851,745   Turkiye Is Bankasi
               (Isbank) (GDR)(c).......  $   1,259,187     TUR
    221,637   Turkiye Is Bankasi
               (Isbank) (GDR)(c).......        150,713     TUR
        595   UFJ Holdings,
               Inc.(a)(c)..............      3,201,387     JPN
    262,000   United Overseas Bank,
               Ltd. ...................      1,653,665     SIN
    270,647   Westpac Banking Corp.,
               Ltd. ...................      1,992,124     AUS
                                         -------------
                                            50,323,361
                                         -------------
              BUILDING MATERIALS -- 0.61%
     19,296   Holcim, Ltd.(c)..........      3,934,231     SWI
                                         -------------
              BUSINESS SERVICES -- 0.16%
    311,300   Hays PLC(c)..............        802,749      UK
     33,790   Lend Lease Corp.,
               Ltd. ...................        215,891     AUS
                                         -------------
                                             1,018,640
                                         -------------
              CHEMICALS -- 1.06%
        300   Norsk Hydro ASA (ADR)....         12,810     NOR
     59,800   Norsk Hydro ASA..........      2,538,630     NOR
     74,000   Shin-Etsu Chemical
               Company, Ltd. ..........      2,717,665     JPN
     27,550   Syngenta AG(a)(c)........      1,450,323     SWI
      4,978   Syngenta AG (ADR)(c).....         53,762     SWI
                                         -------------
                                             6,773,190
                                         -------------
              COMMERCIAL SERVICES -- 0.05%
      1,743   SGS Societe Generale de
               Surveillance Holding
               SA(c)...................        315,567     SWI
                                         -------------
              COMMUNICATION EQUIPMENT -- 2.82%
    123,041   Datacraft Asia,
               Ltd.(c).................        502,007     SIN
     67,000   Mitel Corp.(c)...........        682,730     CDA
    633,000   Nokia Oyj................     14,369,670     FIN
     61,400   Nokia Oyj (ADR)(a).......      1,353,256     FIN
    207,800   Telefonaktiebolaget LM
               Ericsson AB -- Class
               B(a)....................      1,138,079     SWE
                                         -------------
                                            18,045,742
                                         -------------
              COMPUTER EQUIPMENT -- 0.22%
     48,000   Creative Technology,
               Ltd.(c).................        406,080     SIN
     21,000   TDK Corp. ...............        978,350     JPN
                                         -------------
                                             1,384,430
                                         -------------

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                     VALUE       COUNTRY
  ------                                 -------------   -------
              COMMON STOCKS (CONTINUED)
              COMPUTER SOFTWARE AND SERVICES -- 0.49%
     23,000   Autonomy Corp. PLC(c)....  $     137,554      UK
    473,000   Dimension Data Holdings
               PLC(c)..................      1,797,116      UK
     18,700   Fuji Soft ABC, Inc. .....      1,099,119     JPN
      2,400   Fujitsu Support and
               Service, Inc. ..........         83,522     JPN
                                         -------------
                                             3,117,311
                                         -------------
              CONSTRUCTION -- 2.77%
    196,100   Bouygues SA(a)...........      6,638,377     FRA
    249,600   CRH PLC..................      4,254,357     IRE
     29,000   Rohm Company, Ltd. ......      4,506,615     JPN
    271,000   Sekisui House, Ltd. .....      2,301,251     JPN
      3,000   Tostem Corp. ............         49,314     JPN
                                         -------------
                                            17,749,914
                                         -------------
              CONSUMER GOODS AND SERVICES -- 3.24%
     31,600   Christian Dior SA........      1,138,861     FRA
     19,800   Hoya Corp. ..............      1,254,271     JPN
    322,000   Nikon Corp. .............      3,057,068     JPN
     13,000   Sony Corp. (ADR).........        855,400     JPN
    138,950   Sony Corp. ..............      9,136,310     JPN
    379,500   Swire Pacific,
               Ltd. -- Class A.........      1,965,772     HNG
    397,000   Unilever PLC.............      3,346,353      UK
                                         -------------
                                            20,754,035
                                         -------------
              DISTRIBUTOR -- 0.51%
    100,000   Hagemeyer NV.............      1,929,190     NET
    820,000   Li & Fung, Ltd. .........      1,345,784     HNG
                                         -------------
                                             3,274,974
                                         -------------
              ELECTRONICS -- 8.06%
     60,222   Advantest Corp. .........      5,162,164     JPN
     36,100   Epcos AG.................      1,968,703     GER
    183,000   Furukawa Electric
               Company, Ltd. ..........      1,460,065     JPN
    263,000   Hitachi, Ltd. ...........      2,583,396     JPN
     31,000   Hirose Electric Company,
               Ltd. ...................      2,361,478     JPN
    120,000   Hon Hai Precision
               Industry Company, Ltd.
               (GDR)(a)................      1,261,728     TWN
  1,939,000   Johnson Electric
               Holdings, Ltd.(c).......      2,660,114     HNG
      9,990   Keyence Corp. ...........      1,982,619     JPN

  SHARES                                     VALUE       COUNTRY
  ------                                 -------------   -------
              COMMON STOCKS (CONTINUED)
              ELECTRONICS (CONTINUED)
    151,900   KoninkliSke (Royal)
               Philips Electronics
               NV......................  $   4,033,067     NET
     12,100   KoninkliSke (Royal)
               Philips Electronics NV
               (ADR)...................        319,803     NET
     26,300   Mabuchi Motor Company,
               Ltd. ...................      2,695,164     JPN
     59,000   Murata Manufacturing
               Company, Ltd. ..........      3,921,978     JPN
    575,000   NEC Corp. ...............      7,768,997     JPN
    145,199   Samsung Electronics
               (GDR)(a)................     11,266,237     KOR
     82,000   Taiyo Yuden Company,
               Ltd. ...................      2,182,988     JPN
                                         -------------
                                            51,628,501
                                         -------------
              ENGINEERING -- 0.48%
     57,261   Chudenko Corp. ..........        861,371     JPN
  1,580,000   Singapore Technologies
               Engineering, Ltd. ......      2,237,280     SIN
                                         -------------
                                             3,098,651
                                         -------------
              FINANCE -- 3.72%
      9,400   ACOM Co., Ltd.(c)........        829,877     JPN
     34,900   AIFUL Corp. .............      3,148,305     JPN
      2,677   Compagnie Financiere
               Financial Richemont
               AG(c)...................      6,859,896     SWI
    225,000   Daiwa Securities Group,
               Inc. ...................      2,354,467     JPN
     70,400   Irish Permanent PLC......        732,104     IRE
     48,000   Kokusai Securities
               Company, Ltd. ..........        350,251     JPN
        176   Mizuho Holdings,
               Inc.(c).................        818,539     JPN
    190,000   Nikko Securities Company,
               Ltd. ...................      1,522,014     JPN
    193,000   Nomura Securities
               Company, Ltd. ..........      3,698,748     JPN
     14,880   Orix Corp. ..............      1,447,314     JPN
     25,100   Promise Company,
               Ltd.(c).................      2,069,023     JPN
                                         -------------
                                            23,830,538
                                         -------------
              FOOD AND BEVERAGES -- 3.61%
     40,956   Coca-Cola Hellenic
               Bottling Company
               S.A.(c).................        476,503     GRE
     22,840   Coca-Cola Hellenic
               Bottling Company
               S.A.(c).................        232,673     AUS
    171,000   Compass Group PLC(c).....      1,369,197      UK

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                     VALUE       COUNTRY
  ------                                 -------------   -------
              COMMON STOCKS (CONTINUED)
              FOOD AND BEVERAGES (CONTINUED)
    548,400   Fosters Group, Ltd. .....  $   1,529,981     AUS
     33,300   Groupe Danone(a).........      4,577,428     FRA
    186,843   Heineken N.V.(c).........      7,546,607     NET
     37,500   Heineken Holding
               N.V. -- Class A.........      1,144,796     NET
     23,500   LVMH Moet Hennessy Louis
               Vuitton(a)..............      1,185,711     FRA
     18,610   Nestle SA(c).............      3,960,236     SWI
    275,000   Tate & Lyle PLC(c).......      1,083,555      UK
                                         -------------
                                            23,106,687
                                         -------------
              INSURANCE -- 5.13%
    290,000   Assicurazioni Generali
               Spa(a)..................      8,730,131     ITA
      3,600   Fairfax Financial
               Holdings, Ltd.(c).......        540,866     CDA
     53,352   ING Groep N.V. ..........      3,492,705     NET
    715,000   Mitsui Marine and Fire
               Insurance Company,
               Ltd. ...................      3,657,869     JPN
    464,600   Prudential PLC...........      5,629,094      UK
    540,362   QBE Insurance Group,
               Ltd. ...................      3,248,927     AUS
      3,142   Swiss Re.................      6,287,150     SWI
    210,000   Yasuda Fire and Marine
               Insurance...............      1,305,024     JPN
                                         -------------
                                            32,891,766
                                         -------------
              INTERNET -- 0.79%
    111,000   Thomson Corp. ...........      3,746,583     CDA
     39,724   Thomson Corp. ...........      1,340,804     CDA
                                         -------------
                                             5,087,387
                                         -------------
              INVESTMENT HOLDING COMPANY -- 0.94%
    593,800   Hutchison Whampoa,
               Ltd. ...................      5,995,539     HNG
                                         -------------
              LEISURE AND RECREATION -- 0.21%
     32,500   Accor SA.................      1,373,860     FRA
                                         -------------
              MANUFACTURING -- 2.97%
    136,800   Assa Abloy AB............      1,958,059     SWE
      9,200   Compagnie de Saint-
               Gobain(a)(c)............      1,252,152     FRA
    562,000   Mitsubishi Heavy
               Industries, Ltd. .......      2,564,181     JPN
     28,000   Schneider Electric
               SA(a)(c)................      1,550,478     FRA
     75,300   Siemens AG...............      4,629,429     GER
    402,814   Smiths Group PLC.........      4,676,429      UK

  SHARES                                     VALUE       COUNTRY
  ------                                 -------------   -------
              COMMON STOCKS (CONTINUED)
              MANUFACTURING (CONTINUED)
     75,000   THK Company, Ltd.(a).....  $   1,410,270     JPN
     71,000   Ushio, Inc. .............        974,106     JPN
                                         -------------
                                            19,015,104
                                         -------------
              MEDIA -- 2.26%
    923,565   Granada PLC..............      1,939,671      UK
     14,400   Grupo Televisa SA
               (GDR)(c)................        576,144     MEX
     84,320   News Corp., Ltd. ........        773,510     AUS
     29,750   News Corp., Ltd.
               (ADR)(a)................      1,105,213     AUS
    276,406   Reuters Group PLC........      3,590,099      UK
    106,000   Societe Television
               Francaise 1(a)..........      3,097,532     FRA
    177,207   Singapore Press Holdings,
               Ltd. ...................      1,945,184     SIN
    103,500   United Pan-Europe
               Communications
               N.V. -- Class A(c)......        263,304     NET
     20,352   Vivendi Universal SA.....      1,188,243     FRA
                                         -------------
                                            14,478,900
                                         -------------
              MEDICAL AND OTHER HEALTH SERVICES -- 0.12%
     68,000   MDS, Inc.(c).............        771,046     CDA
                                         -------------
              METALS AND MINING -- 2.14%
      9,000   Alcan, Inc. .............        378,535     CDA
     38,050   BHP Billiton, Ltd.
               (ADR)(c)................        827,587     AUS
    689,974   BHP Billiton, Ltd.(c)....      3,740,980     AUS
    647,802   BHP Billiton, Ltd.(c)....      3,426,613     AUS
     43,663   Pechiney SA -- Class A...      2,221,565     FRA
    635,000   WMC, Ltd. ...............      3,097,022     AUS
                                         -------------
                                            13,692,302
                                         -------------
              OFFICE SUPPLIES -- 0.23%
     40,000   Societe BIC SA...........      1,458,556     FRA
                                         -------------
              OIL AND GAS -- 2.55%
    365,000   Centrica PLC.............      1,167,233      UK
    466,600   Eni Spa(a)(c)............      5,697,746     ITA
    843,600   Shell Transport & Trading
               Company PLC.............      7,015,884      UK
    335,000   Statoil ASA(c)...........      2,481,111     NOR
                                         -------------
                                            16,361,974
                                         -------------

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                     VALUE       COUNTRY
  ------                                 -------------   -------
              COMMON STOCKS (CONTINUED)
              PAPER AND FOREST PRODUCTS -- 0.49%
    189,000   Sumitomo Forestry
               Company, Ltd. ..........  $   1,204,837     JPN
     69,300   UPM-Kymmene Oyj..........      1,962,202     FIN
                                         -------------
                                             3,167,039
                                         -------------
              PHARMACEUTICALS -- 8.80%
     40,062   AstraZeneca PLC
               (ADR)(a)................      1,872,898      UK
    163,100   AstraZeneca PLC(a).......      7,603,820      UK
    278,128   AstraZeneca PLC(a).......     12,877,243      UK
    222,000   Chugai Pharmaceutical
               Company, Ltd.(a)........      3,376,909     JPN
     70,000   GlaxoSmithkline PLC......      1,970,080      UK
    187,520   Novartis AG(c)...........      6,795,256     SWI
     31,900   Roche Holding AG(c)......      2,301,292     SWI
     60,000   Sankyo Company, Ltd. ....      1,082,514     JPN
    167,680   Sanofi-Synthelabo
               SA(a)...................     11,019,879     FRA
    256,000   Shionogi & Company,
               Ltd. ...................      5,337,190     JPN
     28,000   Takeda Chemical
               Industries, Ltd. .......      1,302,221     JPN
     29,000   Yamanouchi Pharmaceutical
               Company, Ltd. ..........        813,888     JPN
                                         -------------
                                            56,353,190
                                         -------------
              PUBLISHING -- 0.97%
    247,200   Pearson PLC..............      4,076,921      UK
     63,000   VNU NV...................      2,136,954     NET
                                         -------------
                                             6,213,875
                                         -------------
              REAL ESTATE -- 1.94%
    767,000   Cheung Kong Holdings,
               Ltd. ...................      8,358,996     HNG
    290,000   Hong Kong Land Holdings,
               Ltd. ...................        522,000     HNG
    156,000   Mitsui Fudosan Company,
               Ltd. ...................      1,681,212     JPN
    308,000   Sumitomo Realty &
               Development Company,
               Ltd. ...................      1,832,538     JPN
                                         -------------
                                            12,394,746
                                         -------------
              RETAIL -- 2.36%
    103,800   Industria de Diseno
               Textil, SA(c)...........      1,659,212     SPA
    193,000   Jusco Company, Ltd. .....      4,255,882     JPN
    400,000   Marks & Spencer PLC(c)...      1,474,760      UK

  SHARES                                     VALUE       COUNTRY
  ------                                 -------------   -------
              COMMON STOCKS (CONTINUED)
              RETAIL (CONTINUED)
    147,300   Metro AG(a)..............  $   5,511,023     GER
    395,800   Woolworths, Ltd. ........      2,216,520      UK
                                         -------------
                                            15,117,397
                                         -------------
              RETAIL: SUPERMARKETS -- 0.23%
     28,000   Carrefour SA.............      1,483,994     FRA
                                         -------------
              RUBBER PRODUCTS -- 0.33%
     66,500   Compagnie Generale des
               Establissements
               Michelin -- Class B.....      2,107,358     FRA
                                         -------------
              SEMICONDUCTORS -- 5.36%
     46,000   Aixtron AG...............      1,321,585     GER
    156,000   Arm Holdings PLC(c)......        589,415      UK
     23,100   ASML Holding
               N.V.(a)(c)..............        518,905     NET
    237,600   ASML Holding N.V.(c).....      5,286,600     NET
    136,500   ATI Technologies,
               Inc.(c).................      1,276,002     CDA
     74,000   Infineon Technologies
               AG......................      1,738,223     GER
     30,900   Infineon Technologies AG
               (ADR)...................        724,605     GER
    104,900   STMicroelectronics
               N.V.(a).................      3,566,600     FRA
     14,500   STMicroelectronics
               N.V.(a).................        504,135     SWI
    560,000   Taiwan Semiconductor
               Manufacturing Co., Ltd.
               (ADR)(a)(c).............      8,506,400     TWN
    146,100   Tokyo Electron, Ltd. ....      8,844,967     JPN
     28,400   Tokyo Seimitsu Company,
               Ltd. ...................      1,462,015     JPN
                                         -------------
                                            34,339,452
                                         -------------
              TELECOMMUNICATIONS -- 10.32%
    228,500   America Movil SA de
               CV -- Series L
               (ADR)(a)................      4,766,510     MEX
    916,600   Cable & Wireless Optus,
               Ltd.(a)(c)..............      1,731,274     HNG
     68,000   Deutsche Telekom AG......      1,552,311     GER
    311,600   Ericsson (LM) Telephone
               Company (ADR)...........      1,688,872     SWE
        173   KDDI Corp. ..............        807,361     JPN
        215   Nippon Telegraph and
               Telephone Corp. ........      1,120,600     JPN
    277,400   Nortel Networks Corp. ...      2,521,566     CDA
        738   NTT DoCoMo, Inc. ........     12,841,472     JPN
  1,380,100   Olivetti Spa(a)..........      2,445,951     ITA
    153,500   Portugal Telecom, SPGS,
               SA(c)...................      1,072,581     POR

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

  SHARES                                     VALUE       COUNTRY
  ------                                 -------------   -------
              COMMON STOCKS (CONTINUED)
              TELECOMMUNICATIONS (CONTINUED)
     11,000   Societe Europeenne des
               Satellites (FDR)........  $   1,501,802     LUX
     11,502   Swisscom AG..............      2,742,385     SWI
     40,500   Telecel-Comunicacoes
               Pessoais, SA(c).........        331,420     POR
    179,000   Telecom Italia Mobile
               Spa(a)..................        913,777     ITA
    235,000   Telecom Italia Spa(a)....      1,123,935     ITA
    126,159   Telefonica SA(c).........      1,557,660     SPA
     28,792   Telefonica SA (ADR)(c)...      1,072,214     SPA
    205,900   Telefonos De Mexico SA de
               CV (ADR)(a).............      7,225,031     MEX
  8,317,940   Vodafone Group PLC.......     18,435,050      UK
     31,000   Vodafone Group PLC
               (ADR)(a)................        692,850      UK
                                         -------------
                                            66,144,622
                                         -------------
              TEXTILES -- 0.50%
    803,000   Toray Industries,
               Inc. ...................      3,206,620     JPN
                                         -------------
              TOYS -- 1.30%
     45,600   Nintendo Corp., Ltd. ....      8,300,217     JPN
                                         -------------
              TRANSPORTATION -- 1.25%
     82,100   Bombardier Inc. -- Class
               A.......................      1,234,020     CDA
    366,400   Bombardier Inc. -- Class
               B.......................      5,507,248     CDA
    236,000   Tokyu Corp. .............      1,286,837     JPN
                                         -------------
                                             8,028,105
                                         -------------
              UTILITIES: ELECTRIC -- 0.20%
    177,000   National Grid Group
               PLC.....................      1,305,145      UK
                                         -------------
              TOTAL COMMON STOCK
              (Cost $632,136,344)......    591,481,404
                                         -------------
              REGULATED INVESTMENT COMPANIES -- 0.82%
  2,132,441   Dreyfus Cash Management
               Plus Fund(b)............      2,132,441     USA
  3,145,350   Merrimac Cash
               Fund -- Premium
               Class(b)................      3,145,350     USA
                                         -------------
              TOTAL REGULATED
              INVESTMENT COMPANIES
              (Cost 5,277,791).........      5,277,791
                                         -------------

 PRINCIPAL                                   VALUE       COUNTRY
 ---------                               -------------   -------
              NON-CONVERTIBLE BONDS -- 0.15%
$ 1,106,567   Sanwa International
               Financial Trust, 1.25%,
               08/01/05 (Cost
               $1,353,113).............  $     968,246     JPN
                                         -------------
              RIGHTS -- 0.00%
    153,500   Portugal Telecom.........         20,827     POR
    390,900   TI Group.................             --      UK
                                         -------------
              TOTAL RIGHTS (Cost $0)...         20,827
                                         -------------
              TIME DEPOSITS -- 7.11%
 15,650,802   American Express
               Centurion Bank, 4.00%,
               07/09/01(b).............     15,650,802     USA
  3,789,543   Bank of Montreal, 3.99%,
               07/02/01(b).............      3,789,543     USA
  8,661,814   Bank of Montreal, 3.80%,
               07/12/01(b).............      8,661,814     USA
  3,789,543   Bank of Nova Scotia,
               4.07%, 07/13/01(b)......      3,789,543     USA
    110,218   Fleet National Bank,
               4.21%, 07/02/01(b)......        110,218     USA
  9,203,177   Keybank, 4.13%,
               07/02/01(b).............      9,203,177     USA
  3,248,180   Royal Bank of Canada,
               4.00%, 07/02/01(b)......      3,248,180     USA
  1,082,727   Toronto Dominion Bank,
               4.06%, 07/02/01(b)......      1,082,727     USA
                                         -------------
              TOTAL TIME DEPOSITS
              (Cost $45,536,004).......     45,536,004
                                         -------------
              SHORT TERM CORPORATE NOTES -- 6.65%
  3,948,662   American Express
               Centurion Bank, Floating
               Rate, 4.01%(+),
               10/05/01(b).............      3,948,662     USA
  4,715,548   Branch Banking & Trust,
               Floating Rate, 3.86%(+),
               11/20/01(b).............      4,715,548     USA
 10,662,203   Credit Suisse First
               Boston Corp., Floating
               Rate, 4.23%(+),
               05/07/02(b).............     10,662,203     USA
  5,812,949   First Union National
               Bank, Floating Rate,
               4.00%(+), 03/12/02(b)...      5,812,949     USA
  5,331,101   Morgan Stanley Dean
               Witter & Company,
               Floating Rate, 4.23%(+),
               07/05/01(b).............      5,331,101     USA

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                                 JUNE 30, 2001
                                  (UNAUDITED)

 PRINCIPAL                                   VALUE       COUNTRY
 ---------                               -------------   -------
              SHORT TERM CORPORATE NOTES (CONTINUED)
$ 5,120,249   Morgan Stanley Dean
               Witter & Company,
               Floating Rate, 4.23%(+),
               10/01/01(b).............  $   5,120,249     USA
  7,000,000   Prudential Securities,
               Inc., Floating Rate,
               4.40%(+), 09/06/01(b)...      7,000,000     USA
                                         -------------
              TOTAL SHORT TERM
              CORPORATE NOTES
              (Cost $42,590,712).......     42,590,712
                                         -------------
              TOTAL SECURITIES
              (Cost $726,893,964)......    685,874,984
                                         -------------
              REPURCHASE AGREEMENT -- 9.36%
 59,937,710   With Investors Bank &
               Trust, dated 06/29/01,
               3.08%, due 07/02/01,
               repurchase proceeds at
               maturity $59,953,094
               (Collateralized by
               Freddie Mac, 5.00%, due
               05/15/23, with a value
               of $7,243,611 and
               Freddie Mac, 4.48%, due
               12/15/28, with a value
               of $27,530,382 and
               Fannie Mae, 7.00%, due
               03/25/31, with a value
               of $28,166,062) (Cost
               $59,937,710)............     59,937,710     USA
                                         -------------
              Total Investments -- 116.41%
              (Cost $786,831,674)......    745,812,694
              Liabilities less other
              assets -- (16.41)%.......   (105,110,446)
                                         -------------
              NET ASSETS  -- 100.00%...  $ 640,702,248
                                         =============

The aggregate cost of securities for federal income tax purposes at June 30, 2001 is $786,804,059.
The following amount is based on cost for federal income tax purposes:
   Gross unrealized appreciation.......  $  72,402,685
   Gross unrealized depreciation.......   (113,421,665)
                                         -------------
   Net unrealized depreciation.........  $ (41,018,980)
                                         =============

---------------
(a)    All or part of the security is on loan.
(b)    Collateral for securities on loan.
(c)    Non-income producing security.
(ADR)  American Depository Receipt.
(FDR)  Foreign Depository Receipt.
(GDR) Global Depository Receipt.
(+) This interest rate is subject to change monthly based on the London Interbank Offered Rate ("LIBOR"). The rate shown was in effect at June 30, 2001.


                                         PERCENT OF TOTAL
        COUNTRY COMPOSITION            INVESTMENTS AT VALUE
        -------------------            --------------------
Australia (AUS)....................            3.75%
Canada (CDA).......................            3.07%
Finland (FIN)......................            2.37%
France (FRA).......................            6.11%
Germany (GER)......................            3.86%
Greece (GRE).......................            0.06%
Hong Kong (HNG)....................            2.80%
Ireland (IRE)......................            1.16%
Italy (ITA)........................            2.54%
Japan (JPN)........................           21.25%
Korea (KOR)........................            1.51%
Luxembourg (LUX)...................            0.20%
Mexico (MEX).......................            1.69%
Netherlands (NET)..................            4.20%
Norway (NOR).......................            0.67%
Portugal (POR).....................            0.19%
Singapore (SIN)....................            1.40%
Spain (SPA)........................            1.06%
Sweden (SWE).......................            1.25%
Switzerland (SWI)..................            5.16%
Turkey (TUR).......................            0.19%
Taiwan (TWN).......................            1.31%
United Kingdom (UK)................           13.64%
United States (USA)................           20.56%
                                             -------
TOTAL PERCENTAGE...................          100.00%
                                             =======

                       See notes to financial statements.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
1.  ORGANIZATION AND BUSINESS

     Diversified Investors Portfolios (the "Series Portfolio"), a series trust organized on September 1, 1993, under the laws of the State of New York, is composed of fourteen different series that are, in effect, separate investment funds: the Money Market Series, the High Quality Bond Series, the Intermediate Government Bond Series, the Core Bond Series, the Balanced Series, the Value & Income Series, the Growth & Income Series, the Equity Growth Series, the Mid-Cap Value Series, the Mid-Cap Growth Series, the Special Equity Series, the Aggressive Equity Series, the High-Yield Bond Series, and the International Equity Series (each a "Series"). The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in each Series. Investors in a Series (e.g., investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of that Series (and of no other Series).

2.  SIGNIFICANT ACCOUNTING POLICIES

     A.  SECURITY VALUATION

          Short-term securities having remaining maturities of 60 days or less are valued at amortized cost which approximates value. The amortized cost of a security is determined by valuing it at original cost and thereafter amortizing any discount or premium at a constant rate until maturity. Equity securities are valued at the last sale price on the exchange on which they are primarily traded or at the bid price on the Nasdaq system for unlisted national market issues, or at the last quoted bid price for securities not reported on the Nasdaq system. Bonds are valued at the last available price provided by an independent pricing service for securities traded on a national securities exchange. Bonds that are listed on a national securities exchange but are not traded and bonds that are regularly traded in the over-the-counter market are valued at the mean of the last available bid and asked prices by an independent pricing service. All other securities will be valued at their fair value as determined by the Board of Trustees.

     B.  REPURCHASE AGREEMENTS

          Each Series, along with other affiliated entities of the investment advisor, may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Series investment advisor, subject to the seller's agreement to repurchase and the Series agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are segregated at the custodian, and pursuant to the terms of the repurchase agreements must have an aggregate market value greater than or equal to 102% and 105% of domestic and international securities, respectively, of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Series will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Series maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

     C.  FOREIGN CURRENCY TRANSLATION

          The accounting records of each Series are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred.

          The Series does not isolate realized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gains or losses on securities. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

     C.  FOREIGN CURRENCY TRANSLATION (CONTINUED)

     and foreign currency forward contracts, and the difference between the amount of investment income receivable and foreign withholding taxes receivable recorded on the Series' books and the U.S. dollar equivalent of amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end and foreign currency forward contracts, resulting from changes in the prevailing exchange rates.

     D.  FOREIGN CURRENCY FORWARD CONTRACTS

          Each Series may enter into foreign currency forward contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Series' portfolio securities. A foreign currency forward contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency forward contract fluctuates with changes in forward currency exchange rates. Foreign currency forward contracts are marked to market daily and the change in value is recorded by the Series as an unrealized gain or loss. When a foreign currency forward contract is extinguished, through delivery or offset by entering into another foreign currency forward contract, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Series' Statement of Assets and Liabilities and Statement of Operations. In addition, the Series could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

     E.  OPTIONS

          Each Series, with the exception of the Money Market Series, may purchase and write (sell) call and put options on securities indices for the purpose of protecting against an anticipated decline in the value of the securities held by that Series. Index options are marked to market daily and the change in value is recorded by the Series as an unrealized gain or loss. A realized gain or loss equal to the difference between the exercise price and the value of the index is recorded by the Series upon cash settlement of the option. The use of index options may expose the Series to the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted or the value of the securities in the index may not move in direct correlation with the movements of the Series portfolio. In addition, there is the risk the Series may not be able to enter into a closing transaction because of an illiquid secondary market.

     F.  FUTURES CONTRACTS

          Each Series may invest in futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Series intends to purchase, against fluctuations in fair value caused by changes in prevailing market or interest rates.

          Initial margin deposits made upon entering into futures contracts are recognized as assets due from the broker (the Series agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the daily market value of the contract.

          Variation margin payments are received or made by the Series each day, depending upon the daily fluctuations in the fair value of the underlying instrument. The Series recognizes a gain or loss equal to the daily variation margin. When the contract is closed, the Series records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Series basis in the contract.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

     F.  FUTURES CONTRACTS (CONTINUED)

          Should market conditions move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

     G.  FEDERAL INCOME TAXES

          It is the Series' policy to comply with the applicable provisions of the Internal Revenue Code. Therefore, no federal income tax provision is required.

     H.  SECURITY TRANSACTIONS AND INVESTMENT INCOME

          Security transactions are accounted for on a trade date basis (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

          All of the net investment income and realized and unrealized gains and losses from security transactions are determined on each valuation day and allocated pro rata among the investors in a Series at the time of such determination.

     I.  OPERATING EXPENSES

          The Series Portfolio accounts separately for the assets, liabilities and operations of each Series. Expenses directly attributable to a Series are charged to that Series, while expenses attributable to all Series are allocated among them.

     J.  OTHER

          The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     NEW ACCOUNTING PRINCIPLE

          A revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide requires each Series to amortize premium and discount on all fixed-income securities, and classify gains and losses realized on prepayments received on mortgage-backed securities presently included in realized gain/loss, as part of interest income. Upon initial adoption, each Series is required to adjust the cost of its fixed-income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting these accounting principles does not affect each Series' net asset value, but changes the classification of certain amounts between interest income and realized and unrealized gains/loss in the Statements of Operations. The Series' expects that the impact of including paydown gains and losses in interest income in their statements of operations is not material to the financial statements. The Series' has not at this time quantified the impact, if any, resulting from the adoption of premium and discount amortization on the financial statements.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

3.  FEES AND TRANSACTIONS WITH AFFILIATES

     AUSA Life Insurance Company, Inc. ("AUSA") is an affiliate of Diversified Investment Advisors, Inc. (the "Advisor"). AUSA has sub-accounts which invest in the corresponding Portfolios as follows:

                                                                PERCENTAGE INVESTMENT
                      AUSA SUB-ACCOUNT                              IN PORTFOLIO
                      ----------------                          ---------------------
Money Market................................................            16.89
High Quality Bond...........................................            27.19
Intermediate Government Bond................................            32.12
Core Bond...................................................            24.59
Balanced....................................................            48.68
Value & Income..............................................            49.11
Growth & Income.............................................            37.39
Equity Growth...............................................            48.55
Special Equity..............................................            29.91
Aggressive Equity...........................................            29.27
High Yield Bond.............................................            18.48
International Equity........................................            30.04

     The Advisor manages the assets of each Series of the Series Portfolio pursuant to an Investment Advisory Agreement with the Series Portfolio. Subject to such further policies as the Board of Trustees may determine, the Advisor provides general investment advice to each Series. For its services, the Advisor receives from each Series fees accrued daily and paid monthly at an annual rate equal to the percentages specified in the table below of the corresponding Series' average daily net assets. The Advisor is currently waiving a portion of its investment advisory fee to certain Series.

     For each Series, the Advisor has entered into Investment Subadvisory Agreements with the subadvisors listed in the table below (each a "Subadvisor", collectively the "Subadvisors"). It is the responsibility of a Subadvisor to make the day-to-day investment decisions of the Series and to place the purchase and sales orders for securities transactions of such Series, subject in all cases to the general supervision of the Advisor.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

3.  FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

     For its services the Subadvisors receive a fee from the Advisor at an annual rate equal to the percentages specified in the table below of the corresponding Series' average daily net assets.

                                                                                      ADVISOR    SUBADVISOR
PORTFOLIO SERIES                                     PORTFOLIO SUBADVISORS            FEE(%)       FEE(%)
----------------                                     ---------------------            -------    ----------
Money Market Series.......................  Capital Management Group                   0.25         0.05
High Quality Bond Series..................  Merganser Capital Management Corporation   0.35       (2)
Intermediate Government Bond Series.......  Capital Management Group                   0.35         0.15
Core Bond Series..........................  Payden & Rygel Investment Counsel          0.35       (3)
Balanced Series...........................  (4)                                        0.45       (5)
Value & Income Series.....................  (6)                                        0.45       (7)
Growth & Income Series....................  Putnam Advisory Company, Inc.              0.60       (8)
Equity Growth Series......................  (9)                                        0.62      (10)
Mid-Cap Value Series......................  Cramer Rosenthal McGlynn, LLC             0.70(1)    (11)
Mid-Cap Growth Series.....................  Dresdner RCM                              0.75(1)    (12)
Special Equity Series.....................  (13)                                       0.80      (14)
Aggressive Equity Series..................  McKinley Capital Management                0.97      (15)
High-Yield Bond Series....................  Eaton Vance                               0.55(1)    (16)
International Equity Series...............  Capital Guardian Trust Company            0.75(1)    (17)

---------------
 (1) The Advisor is currently waiving a portion of its fee.

 (2) 0.20% on the first $100,000,000 in average daily net assets, 0.15% on the next $100,000,000 in average daily net assets, 0.10% on the next $100,000,000 in average daily net assets, and 0.05% on all average daily net assets in excess of $300,000,000.

 (3) The market value of the fixed income securities of the Core Bond and Balanced Series, are combined to determine the fee. 0.20% on the first $50,000,000 in average daily net assets, 0.15% on the next $50,000,000 in average daily net assets, 0.10% on the next $400,000,000 in average daily net assets, and 0.05% on all average daily net assets in excess of $500,000,000.

 (4) The Balanced Series has two subadvisors: Aeltus Investment Management, Inc. and Payden & Rygel Investment Counsel for equity and fixed income securities, respectively.

 (5) Aeltus Investment Management, Inc. received 0.20% on the first $200,000,000 in average daily net assets, 0.15% on the next $300,000,000 in average daily net assets, 0.125% on the next $500,000,000 in average daily net assets, and 0.10% on all average daily net assets in excess of $1,000,000,000. Payden & Rygel received a fee of 0.20% on the first $50,000,000 in average daily net assets, 0.15% on the next $50,000,000 in average daily net assets, 0.10% on the next $400,000,000 in average daily net assets, and 0.05% on all average daily net assets in excess of $500,000,000 on the combined market values of the fixed income securities of the Core Bond Series and Balanced Series.

 (6) The Value & Income Series has two subadvisors, Sanford Bernstein and Asset Management Group.

 (7) Asset Management Group and Sanford Bernstein received 0.27% on the first $300,000,000 in average daily net assets, and 0.16% on the next $700,000,000 in average daily net assets, and 0.13% on all average daily net assets in excess of $1,000,000,000.

 (8) 0.30% on the first $100,000,000 in average daily net assets, and 0.20% on all average daily net assets in excess of $100,000,000.

 (9) The Equity Growth Series has three subadvisors, Ark Asset Management, Marsico Capital Management, and Dresdner RCM Global Investors.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

3.  FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)


(10) Dresdner RCM Global Investors, Inc. received 0.22% on the first $700,000,000 in average daily net assets, and 0.15% on all average daily net assets in excess of $700,000,000. Ark Asset Management received 0.20% of average daily net assets. Marsico Capital Management received 0.30% on the first $1,000,000,000 in average daily net assets, 0.25% on the next $1,000,000,000 in average daily net assets, and 0.27% on all average daily net assets in excess of $2,000,000,000.

(11) 0.70% on the first $25,000,000 in average daily net assets, 0.40% on the next $25,000,000 in average daily net assets, 0.35% on the next $50,000,000 in average daily net assets, 0.25% on the next $200,000,000 in average daily net assets, and 0.20% on all average daily net assets in excess of $300,000,000.

(12) 0.82% on the first $25,000,000 in average daily net assets, 0.46% on the next $25,000,000 in average daily net assets, 0.35% on the next $50,000,000 in average daily net assets, and 0.23% on all average daily net assets in excess of $100,000,000.

(13) The Special Equity Series has four Subadvisors: Husic Capital; Robertson, Stephens; Liberty Investment Management, Inc.; and Westport Asset Management, Inc.

(14) Liberty Investment Management received 0.40% on the first $250,000,000 in average daily net assets, 0.25% on the next $250,000,000 in average daily net assets, and 0.20% on all daily average net assets in excess of $350,000,000.

     Westport Asset Management, Inc. received 0.50% of average daily net assets. Robertson, Stephens received 0.50% on the first $100,000,000 in average daily net assets, and 0.40% on all average daily net assets in excess of $100,000,000. Husic Capital received 0.40% on the first $250,000,000 in average daily net assets, 0.25% on the next $100,000,000 in average daily net assets, and 0.20% on all average daily net assets in excess of $350,000,000.

(15) 0.90% on the first $10,000,000 in average daily net assets, 0.80% on the next $15,000,000 in average daily net assets, 0.60% on the next $25,000,000 in average daily net assets, 0.40% on the next $50,000,000 in average daily net assets, and 0.35% on all average daily net assets in excess of $100,000,000.

(16) 0.35% on the first $20,000,000 in average daily net assets, 0.25% on the next $20,000,000 in average daily net assets, 0.20% on the next $85,000,000 in average daily net assets, and 0.15% on all average daily net assets in excess of $125,000,000.

(17) 0.75% on the first $25,000,000 in average daily net assets, 0.60% on the next $25,000,000 in average daily net assets, 0.425% from $50,000,000 to $250,000,000 in average daily net assets and 0.375% on all average daily net assets in excess of $250,000,000.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

3.  FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)


     For the period ended June 30, 2001, the Advisor has voluntarily undertaken to waive fees in accordance with the following expense caps:

 FUND                                                                  EXPENSE CAP
 ----                                                            -----------------------
 Money Market Series.........................................    30 basis points (b.p.)
 High Quality Bond Series....................................    40 b.p.
 Intermediate Government Bond Series.........................    40 b.p.
 Core Bond Series............................................    40 b.p.
 Balanced Series.............................................    50 b.p.
 Value & Income Series.......................................    50 b.p.
 Growth & Income Series......................................    65 b.p.
 Equity Growth Series........................................    65 b.p.
 Mid-Cap Value Series........................................    70 b.p.
 Mid-Cap Growth Series.......................................    75 b.p.
 Special Equity Series.......................................    85 b.p.
 Aggressive Equity Series....................................    100 b.p.
 High-Yield Bond Series......................................    60 b.p.
 International Equity Series.................................    90 b.p.

     Certain trustees and officers of the Series Portfolio are also directors, officers or employees of the Advisor or its affiliates. None of the trustees so affiliated receive compensation for services as trustees of the Series Portfolio. Similarly, none of the Series Portfolio officers receive compensation from the Series Portfolio. Aggregate remuneration incurred to non-affiliated trustees of the trust for the period ended June 30, 2001, amounted to $11,066.

4.  SECURITIES LENDING

     All but the High Yield Bond Series may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least 102% of the market value of the securities on loan. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. As with other extensions of credit, the Series may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

     The Series receives compensation, net of related expenses, for lending its securities which is reported on the Statements of Operations. At June 30, 2001, the Series loaned securities having market values as follows:

                                                              MARKET VALUE    COLLATERAL
                                                              ------------   ------------
Intermediate Government Bond Series.........................  $ 34,402,059   $ 35,287,500
Core Bond Series............................................   135,224,532    138,777,568
Balanced Series.............................................    46,090,226     47,440,374
Value & Income Series.......................................    67,576,860     70,146,673
Growth & Income Series......................................    62,545,704     64,931,849
Equity Growth Series........................................    90,531,873     93,732,393
Special Equity Series.......................................   156,801,162    164,754,706
Aggressive Equity Series....................................    94,426,341     97,334,406
International Equity Series.................................    88,768,199     93,404,507

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

5.  PURCHASE AND SALES OF INVESTMENTS

     The aggregate cost of investments purchased and proceeds from sales or maturities (excluding short-term securities) for the period ended June 30, 2001, were as follows:

                                                                   COST OF           PROCEEDS
                                                                  PURCHASES         FROM SALES
                                                                --------------    --------------
High Quality Bond Series............  Government Obligations    $    5,229,885    $           --
                                      Other                        109,081,472        54,716,007
Intermediate Government Bond          Government Obligations
  Series............................                                18,942,421        37,065,726
                                      Other                          7,864,628                --
Core Bond Series....................  Government Obligations     1,771,512,621     1,804,911,700
                                      Other                        274,451,318       128,770,926
Balanced Series.....................  Government Obligations       481,931,007       507,544,109
                                      Other                        306,342,866       240,028,302
Value & Income Series...............  Other                        303,208,899       216,636,637
Growth & Income Series..............  Other                        450,488,958       429,491,562
Equity Growth Series................  Other                        552,861,812       356,159,913
Mid-Cap Value Series................  Other                          6,098,837         1,363,443
Mid-Cap Growth Series...............  Other                          5,833,926           867,414
Special Equity Series...............  Other                        442,864,089       454,941,925
Aggressive Equity Series............  Other                        227,613,355       180,049,273
High Yield Bond Series..............  Other                        107,256,138        70,352,036
International Equity Series.........  Other                        168,994,039        93,075,320

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

6.  FOREIGN CURRENCY FORWARD CONTRACTS

     At June 30, 2001, the Core Bond Series, the Balanced Series and the International Equity Series had entered into foreign currency forward contracts which contractually obligate each Series to deliver/receive currency at specified future dates. The open contracts were as follows:

                               FOREIGN     IN EXCHANGE   SETTLEMENT                      NET UNREALIZED
         CORE BOND            CURRENCY         FOR          DATE        VALUE      APPRECIATION/(DEPRECIATION)
         ---------           -----------   -----------   ----------   ----------   ---------------------------
SALE CONTRACTS:
Euro.......................    3,840,000   $3,305,203    07/31/01     $3,254,556            $  50,647
Euro.......................   10,000,000    8,615,000    07/31/01      8,475,407              139,593
                                                                                            ---------
          TOTAL............                                                                 $ 190,240
                                                                                            =========
BALANCED
--------
SALE CONTRACTS:
Euro.......................    4,620,000   $3,980,130    07/31/01     $3,915,638            $  64,492
                                                                                            =========
INTERNATIONAL EQUITY
--------------------
PURCHASE CONTRACTS:
Euro.......................    2,317,428   $2,069,000    08/08/01     $1,963,843            $(105,157)
Swiss Franc................    3,854,356    2,131,487    08/31/01      2,149,545               18,058
                                                                                            ---------
          TOTAL............                                                                 $ (87,099)
                                                                                            =========
SALE CONTRACTS:
Japanese Yen...............  253,732,250    2,131,487    08/31/01      2,048,681            $  82,806
Japanese Yen...............  352,904,000    3,100,000    08/31/01      2,849,412              250,588
                                                                                            ---------
          TOTAL............                                                                 $ 333,394
                                                                                            =========

FOREIGN CURRENCY CROSS CONTRACTS:

                                  SETTLEMENT     PURCHASE          SALE              NET UNREALIZED
         PURCHASE/SALE               DATE      CURRENT VALUE   CURRENT VALUE   APPRECIATION/(DEPRECIATION)
         -------------            ----------   -------------   -------------   ---------------------------
Euro/British Pound..............    07/26/01    $ 6,505,708     $ 6,877,819            $  (372,111)
Euro/British Pound..............    08/13/01      1,296,157       1,337,745                (41,588)
Euro/British Pound..............    03/26/02        864,303         872,468                 (8,165)
Euro/Canadian Dollar............    09/04/01      4,760,874       5,189,986               (429,112)
Euro/Canadian Dollar............    09/04/01      4,810,444       5,189,986               (379,542)
Euro/Canadian Dollar............    09/13/01      2,419,522       2,404,540                 14,982
Euro/Japanese Yen...............    07/18/01      3,924,657       3,989,958                (65,301)
Euro/Japanese Yen...............    08/27/01      1,533,273       1,506,500                 26,773
Euro/Japanese Yen...............    09/21/01        740,118         735,229                  4,889
Euro/Japanese Yen...............    03/18/02      6,919,454       6,841,778                 77,676
Euro/Japanese Yen...............    03/28/02     10,055,006      10,199,031               (144,025)
Swiss Franc/Japanese Yen........    09/25/01      1,423,646       1,407,692                 15,954
Swiss Franc/Japanese Yen........    09/25/01      2,932,161       2,927,377                  4,784
                                                                                       -----------
          Total.................                                                       $(1,294,786)
                                                                                       ===========

                        DIVERSIFIED INVESTORS PORTFOLIOS

7.  FINANCIAL HIGHLIGHTS

                                                                 RATIO OF NET    RATIO OF NET
                                                  RATIO OF        INVESTMENT      INVESTMENT
                                  RATIO OF       EXPENSES TO        INCOME       INCOME (LOSS)
   FOR THE       NET ASSETS,     EXPENSES TO     AVERAGE NET      (LOSS) TO     TO AVERAGE NET
 PERIOD/YEAR        END OF         AVERAGE     ASSETS (NET OF    AVERAGE NET    ASSETS (NET OF    PORTFOLIO
    ENDED        PERIOD/YEAR     NET ASSETS    REIMBURSEMENTS)      ASSETS      REIMBURSEMENTS)   TURNOVER
 -----------    --------------   -----------   ---------------   ------------   ---------------   ---------
 MONEY MARKET
06/30/2001(1)   $  625,523,225      0.27%*          0.27%*           5.00%*          5.00%*          N/A
12/31/2000         492,136,376      0.28            0.28             6.18            6.18            N/A
12/31/1999         416,768,827      0.28            0.28             5.06            5.06            N/A
12/31/1998         292,437,753      0.28            0.28             5.32            5.32            N/A
12/31/1997         232,312,458      0.28            0.28             5.33            5.33            N/A
12/31/1996         185,012,254      0.30            0.30             5.19            5.19            N/A
HIGH QUALITY BOND
06/30/2001(1)      268,558,765     0.37*           0.37*            6.10*           6.10*             29%
12/31/2000         228,391,465      0.38            0.38             6.21            6.21             73
12/31/1999         199,906,097      0.38            0.38             5.78            5.78             56
12/31/1998         227,463,134      0.39            0.39             5.90            5.90             68
12/31/1997         218,169,438      0.39            0.39             6.12            6.12             62
12/31/1996         197,294,663      0.40            0.40             6.14            6.14             66
INTERMEDIATE GOVERNMENT BOND
06/30/2001(1)      237,627,029     0.37*           0.37*            5.87*           5.87*             15
12/31/2000         208,106,902      0.37            0.37             5.82            5.82             48
12/31/1999         174,804,385      0.39            0.39             5.46            5.46             25
12/31/1998         158,574,467      0.39            0.39             5.46            5.46             70
12/31/1997         129,186,397      0.41            0.39             5.61            5.62             45
12/31/1996         103,059,880      0.43            0.40             5.63            5.66             60
CORE BOND
06/30/2001(1)      714,121,333     0.38*           0.38*            5.72*           5.72*            244
12/31/2000         641,903,354      0.38            0.38             6.28            6.28            521
12/31/1999         515,721,444      0.37            0.37             5.86            5.86            307
12/31/1998         551,935,530      0.38            0.38             5.98            5.98            102
12/31/1997         361,632,885      0.38            0.38             6.49            6.49             64
12/31/1996         322,676,017      0.39            0.39             6.30            6.30            146
BALANCED
06/30/2001(1)      511,908,347     0.49*           0.49*            2.90*           2.90*            136
12/31/2000         512,675,482      0.49            0.49             2.93            2.93            286
12/31/1999         525,583,903      0.52            0.50             2.46            2.48            256
12/31/1998         505,995,739      0.48            0.48             3.22            3.22             91
12/31/1997         394,769,913      0.48            0.48             3.55            3.55             87
12/31/1996         264,909,839      0.50            0.50             3.39            3.39            113

---------------

*    Annualized
+ For the period January 1, 1996 -- November 14, 1996, the expense cap was 75 bp.
     For the period November 15, 1996 -- December 31, 1996, the expense cap was 65 bp.
(1)  Unaudited
(2)  Commencement of Operations, April 27, 2001.
(3)  Commencement of Operations, April 19, 1996.

                        DIVERSIFIED INVESTORS PORTFOLIOS

7.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                 RATIO OF NET    RATIO OF NET
                                                  RATIO OF        INVESTMENT      INVESTMENT
                                  RATIO OF       EXPENSES TO        INCOME       INCOME (LOSS)
   FOR THE       NET ASSETS,     EXPENSES TO     AVERAGE NET      (LOSS) TO     TO AVERAGE NET
 PERIOD/YEAR        END OF         AVERAGE     ASSETS (NET OF    AVERAGE NET    ASSETS (NET OF    PORTFOLIO
    ENDED        PERIOD/YEAR     NET ASSETS    REIMBURSEMENTS)      ASSETS      REIMBURSEMENTS)   TURNOVER
 -----------    --------------   -----------   ---------------   ------------   ---------------   ---------
 VALUE & INCOME
06/30/2001(1)   $1,609,243,540      0.46%*          0.46%*            2.18%*          2.18%*          15%
12/31/2000       1,530,760,024      0.46            0.46              2.23            2.23            76
12/31/1999       1,414,634,230      0.46            0.46              1.75            1.75            43
12/31/1998       1,367,107,496      0.47            0.47              2.23            2.23            31
12/31/1997       1,215,071,169      0.47            0.47              2.27            2.27            33
12/31/1996         956,820,669      0.48            0.48              2.97            2.97            26
GROWTH & INCOME
06/30/2001(1)    1,021,209,395     0.62*           0.62*              0.27*           0.27*           42
12/31/2000       1,172,093,970      0.62            0.62              0.07            0.07            80
12/31/1999       1,242,236,443      0.62            0.62              0.07            0.07            86
12/31/1998         771,268,461      0.63            0.63              0.30            0.30            75
12/31/1997         376,260,408      0.64            0.64              0.65            0.65            87
12/31/1996         207,612,426      0.67            0.65              1.02            1.04           142
EQUITY GROWTH
06/30/2001(1)    1,248,285,202     0.64*           0.64*              0.03*           0.03*           29
12/31/2000       1,226,091,994      0.64            0.64              0.05            0.05            97
12/31/1999       1,266,869,154      0.64            0.64              0.12            0.12            44
12/31/1998         688,448,565      0.64            0.64              0.22            0.22           104
12/31/1997         426,312,188      0.65            0.65              0.43            0.43            91
12/31/1996         299,127,686      0.73            0.73+            (0.17)          (0.17)          133
MID-CAP VALUE(2)
06/30/2001(1)        5,093,223     2.20*           0.70*             (0.30)*          1.20*           28
MID-CAP GROWTH(2)
06/30/2001(1)        4,930,215     2.26*           0.75*             (1.70)*         (0.19)*          18
SPECIAL EQUITY
06/30/2001(1)    1,383,092,051     0.82*           0.82*              0.03*           0.03*           36
12/31/2000       1,311,523,517      0.82            0.82              0.10            0.10            77
12/31/1999       1,171,034,281      0.84            0.84              0.13            0.13           171
12/31/1998         924,089,884      0.83            0.83              0.14            0.14           173
12/31/1997         743,388,261      0.84            0.84              0.41            0.41           146
12/31/1996         507,264,243      0.86            0.85              0.24            0.25           140

---------------

*    Annualized
+ For the period January 1, 1996 -- November 14, 1996, the expense cap was 75 bp.
     For the period November 15, 1996 -- December 31, 1996, the expense cap was 65 bp.
(1)  Unaudited
(2)  Commencement of Operations, April 27, 2001.
(3)  Commencement of Operations, April 19, 1996.

                        DIVERSIFIED INVESTORS PORTFOLIOS

7.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                 RATIO OF NET    RATIO OF NET
                                                  RATIO OF        INVESTMENT      INVESTMENT
                                  RATIO OF       EXPENSES TO        INCOME       INCOME (LOSS)
   FOR THE       NET ASSETS,     EXPENSES TO     AVERAGE NET      (LOSS) TO     TO AVERAGE NET
 PERIOD/YEAR        END OF         AVERAGE     ASSETS (NET OF    AVERAGE NET    ASSETS (NET OF    PORTFOLIO
    ENDED        PERIOD/YEAR     NET ASSETS    REIMBURSEMENTS)      ASSETS      REIMBURSEMENTS)   TURNOVER
 -----------    --------------   -----------   ---------------   ------------   ---------------   ---------
 AGGRESSIVE EQUITY(3)
06/30/2001(1)   $  401,295,541      1.00%*        1.00%*             (0.68)%*        (0.68)%*         46%
12/31/2000         435,760,615      0.98            0.98             (0.62)          (0.62)           62
12/31/1999         259,974,422      1.01            1.00             (0.47)          (0.46)          132
12/31/1998          81,327,707      1.10            1.00             (0.41)          (0.31)          121
12/31/1997          25,857,650      1.33            1.00             (0.52)          (0.19)          243
12/31/1996*         15,479,130      1.59            1.00             (0.72)          (0.13)          186
HIGH YIELD BOND
06/30/2001(1)      164,190,945     0.60*           0.60*              9.66*           9.66*           51
12/31/2000         139,986,593      0.65            0.60              9.17            9.22           105
12/31/1999         124,990,408      0.61            0.60              8.45            8.46           145
12/31/1998          94,870,981      0.63            0.60              8.64            8.67            83
12/31/1997          39,700,131      0.74            0.60              8.46            8.60           109
12/31/1996          15,372,686      1.25            0.60              8.34            9.00           107
INTERNATIONAL EQUITY
06/30/2001(1)      640,702,248     0.83*           0.83*              1.22*           1.22*           15
12/31/2000         650,534,093      0.84            0.84              0.77            0.77            46
12/31/1999         592,713,641      0.86            0.86              0.74            0.74            35
12/31/1998         320,218,173      0.88            0.87              1.05            1.06            33
12/31/1997         205,306,068      0.88            0.87              0.90            0.91            31
12/31/1996         148,184,897      0.96            0.90              1.12            1.18            29

---------------

*    Annualized
+ For the period January 1, 1996 -- November 14, 1996, the expense cap was 75 bp. For the period November 15, 1996 -- December 31, 1996, the expense cap was 65 bp.
(1)  Unaudited
(2)  Commencement of Operations, April 27, 2001.
(3)  Commencement of Operations, April 19, 1996.

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03-70544 (8/01)